As filed with the Securities and Exchange Commission on April 30, 2007
Registration No. 333-19725
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [20]	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [51]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Vice President Annuity Investors Life
Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☑	on (May 1, 2007) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Sprit® Individual and Group Flexible
Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B
The Commodore Spirit®
File No. 333-19725
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Overview

4.	Condensed Financial Information

	(a)	Accumulation unit values	Condensed Financial Information; Appendix A

	(b)	Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company ®

	(b)	Registrant	The Separate Account

	(c)	Portfolio company	The Portfolios; Appendix B

	(d)	Prospectus	The Portfolios

	(e)	Voting Rights	Voting Rights

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Not Applicable

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio company expenses	Expense Tables; Expenses of the Portfolios

	(f)	Operating expenses	The Separate Account

7.	General Description of Variable Annuity Contracts

	(a)	Persons with rights	Persons with Rights Under a Contract; Voting Rights

	(b)	(i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options

		(ii) Transfers	Transfers

		(iii) Exchanges	Additions, Deletions or Substitutions

	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions

	(d)	Inquiries	How Do I Contact the Company?

2

Form N-4 Part A Item No.			Heading in Prospectus

	(e)	Frequent Transfer Risks	Transfer Restrictions Relate to Active Trading Strategies; Appendix C

8.	Annuity Period		Annuity Benefit

9.	Death Benefit		Death Benefit

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments and Allocations to Investment Options; Account Value; Glossary of Financial Terms

	(b)	Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c)	Daily Calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	By owner By annuitant	Withdrawals and Surrenders Not Applicable

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check delay	Withdrawals and Surrenders

	(d)	Involuntary redemption	Termination

	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Legal Proceedings

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.		Heading in SAI or Prospectus (as indicated)

15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Expense Tables

	(b) Management contracts	Not Applicable

	(c) Custodian	Not Applicable

3

Form N-4 Part B Item No.			Heading in SAI or Prospectus (as indicated)

		Independent auditors	(SAI) Experts

	(d)	Assets of registrant	Not Applicable

	(e)	Affiliated persons	Not Applicable

	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b)	Sales Load	Not Applicable

	(c)	Frequent transfer arrangements	(Prospectus) Restrictions Related to Active Trading Strategies; Appendix C

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b)	Other Subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Data; Non Standardized Average Annual Total Return Data

22.	Annuity Payments		(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements		(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2007
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts”. Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer 46 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.
AIM Variable Insurance Funds
-AIM V.I. Capital Development Fund-Series I Shares
-AIM V.I. Core Equity Fund-Series I Shares
-AIM V.I. Financial Services Fund-Series I Shares
-AIM V.I. Global Health Care Fund -Series I Shares
-AIM V.I. High Yield Fund-Series I Shares
-AIM V.I. Small Cap Equity Fund-Series I Shares
American Century Variable Portfolios
-American Century VP Large Company Value Fund-Class I
-American Century VP Mid Cap Value Fund-Class I
-American Century VP Ultra® Fund-Class I
-American Century VP Vista SM Fund-Class I
Calamos® Advisors Trust
-Calamos Growth and Income Portfolio
Davis Variable Account Fund, Inc.
-Davis Value Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus Investment Portfolios
-Dreyfus IP MidCap Stock Portfolio-Service Shares
-Dreyfus IP Technology Growth Portfolio-Initial Shares
Dreyfus Variable Investment Funds
-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares
-Dreyfus VIF Growth and Income Portfolio-Initial Shares
-Dreyfus VIF Money Market Portfolio
DWS Investments VIT Funds
-DWS Small Cap Index VIP-Class A
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income /Growth ETF Asset Allocation Portfolio-Class II
Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2
Janus Aspen Series
-Janus Aspen Series Balanced Portfolio-Institutional Shares
-Janus Aspen Series Forty Portfolio-Institutional Shares
-Janus Aspen Series International Growth Portfolio-Inst. Shares
-Janus Aspen Series Large Cap Growth Portfolio-Inst. Shares
-Janus Aspen Series Mid Cap Growth Portfolio-Inst. Shares
Oppenheimer Variable Account Funds
-Oppenheimer Balanced Fund/VA-Non-Service Shares
-Oppenheimer Capital Appreciation Fund/VA-NS Shares
-Oppenheimer Main Street Fund®/VA-Non-Service Shares
PIMCO Variable Insurance Trust
-PIMCO VIT Real Return Portfolio-Administrative Class
-PIMCO VIT Total Return Portfolio-Administrative Class
Van Kampen-The Universal Institutional Funds, Inc.
-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Van Kampen UIF Mid-Cap Growth Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Van Kampen UIF Value Portfolio-Class I
Wilshire Variable Insurance Trust
-Wilshire 2010 Moderate Fund
-Wilshire 2015 Moderate Fund
-Wilshire 2025 Moderate Fund
-Wilshire 2035 Moderate Fund
-Wilshire 2045 Moderate Fund

i

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 5 fixed investment options:
•	Fixed Accumulation Account

•	One-Year Guaranteed Interest Rate Option

•	Three-Year Guaranteed Interest Rate Option

•	Five-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option
The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2007, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured

•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

•	The Contracts Involve Investment Risk and May Lose Value

v

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.
Company
Annuity Investors Life Insurance Company. The words “we,” “us” and “our” also refer to the Company.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Owner
For purposes of this prospectus, references to Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself). The words “you” and “your” also refer to the Owner.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Current	Maximum
Maximum Contingent Deferred Sales Charge (applies to purchase payments only)	8.00%	8.00%
Transfer Fee	$25 *	$30
Automatic Transfer Program Fee	None	$30
Systematic Withdrawal Fee	None	$30

*	This fee currently applies to transfers in excess of 12 in any Contract Year.

Loan Interest Spread**	3.00%

**	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

			Enhanced Contracts
			with Administration
	Standard Contracts	Enhanced Contracts	Charge Waived*
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%

Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

*	When we also expect to incur reduced administrative expenses, we may waive the Administration Charge.
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.27%	10.73%
After contractual fee reductions and/or expense reimbursements	0.27%	1.67%
The information about Portfolio expenses that the Company used to prepare this table was provided to the us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2006, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
     The maximum expenses shown in the table are the expenses of the Wilshire 2045 Moderate Fund (the “Wilshire Fund”). The Wilshire Fund is structured as a “fund of funds” and invests in other investment companies (the “Acquired Funds”). As a result, the Wilshire Fund will likely incur higher expenses than funds that invest directly in securities. The expenses shown in the table for the Wilshire Fund include fees and expenses of the Acquired Funds. The Wilshire Fund’s expenses before any reduction or reimbursement reflect the small asset base of the Wilshire Fund, which commenced operations on May 1, 2006. The Wilshire Fund’s expenses after reductions and/or reimbursements reflect that (1) its adviser has contractually agreed to waive management fees and/or reimburse expenses through April 30, 2008, so that the Wilshire Fund’s expenses, excluding the fees and expenses of the Acquired Funds will not exceed 0.50% and (2) two components (other expenses and expense reimbursements) of the Wilshire Fund’s total expenses were calculated as of April 10, 2007 to reflect asset growth in the Wilshire Fund since December 31, 2006.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (10.73%) or after reimbursement (1.67%) are incurred or the minimum Portfolio expenses (0.27%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses
(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses

CONDENSED FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information for the standard Contracts and the enhanced Contracts:
•	year-end accumulation unit values for each Subaccount from December 31, 1997 to December 31, 2006 (or from the end of the year of inception to December 31, 2006)

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal and surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers among investment options;

▪	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

▪	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2006 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.

THE PORTFOLIOS
Portfolios
The Separate Account currently is divided into 46 Subaccounts.. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives, policies and practices of each Portfolio, the investment advisory services and administrative services of each Portfolio, and the expenses of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund	A I M Advisors, Inc.
Series I Shares	Mid cap growth
AIM V.I. Core Equity Fund	A I M Advisors, Inc.
Series I Shares	Large cap blend
AIM V.I. Financial Services Fund	A I M Advisors, Inc.
Series I Shares	Sector
AIM V.I. Global Health Care Fund	A I M Advisors, Inc.
Series I Shares	Sector
AIM V.I. High Yield Fund	A I M Advisors, Inc.
Series I Shares	High yield bond
AIM V.I. Small Cap Equity Fund	A I M Advisors, Inc.
Series I Shares	Small cap blend
American Century Variable Portfolios, Inc.
American Century VP Large Company Value Fund	American Century Investment Management, Inc.
Class I Shares	Large cap value
American Century VP Mid Cap Value Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap value
American Century VP Ultra® Fund	American Century Investment Management, Inc.
Class I Shares	Large cap growth
American Century VP VistaSM Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap growth
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	Calamos Advisors LLC
Convertibles

Portfolio	Adviser and Type of Fund
Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Selected Advisers, L.P.
Sub-Adviser—Davis Selected Advisers-NY, Inc.
Large cap blend
Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	The Dreyfus Corporation
Service Shares	Mid cap blend
Dreyfus Investment Portfolio Technology Growth Portfolio	The Dreyfus Corporation
Initial Shares	Sector
The Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Corporation
Initial Shares	Large cap growth
Dreyfus Stock Index Fund, Inc.	The Dreyfus Corporation
Initial Shares	Index Manager—Mellon Equity Associates (an affiliate of Dreyfus)
Large cap blend
Dreyfus Variable Investment Fund Appreciation Portfolio	The Dreyfus Corporation
Initial Shares	Sub-Adviser—Fayez Sarofim & Co
Large cap blend
Dreyfus Variable Investment Fund Developing Leaders Portfolio Initial Shares	The Dreyfus Corporation Small cap blend
Dreyfus Variable Investment Fund Growth and Income Portfolio Initial Shares	The Dreyfus Corporation Large cap blend
Dreyfus Variable Investment Fund Money Market Portfolio	The Dreyfus Corporation Money market
DWS Investments VIT Funds
DWS Small Cap Index VIP Class A	Deutsche Asset Management, Inc. Sub-Adviser—Northern Trust Investments, N.A. Small cap blend
Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio Class II	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio Class II	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio Class II	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio Class II	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund Class 2	Advisor—Templeton Investment Counsel, LLC Sub-Advisor—Franklin Templeton Investment Management Limited Foreign large cap value

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Janus Aspen Series Balanced Portfolio Institutional Shares	Janus Capital Management LLC Balanced
Janus Aspen Series Forty Portfolio Institutional Shares	Janus Capital Management LLC Large cap growth
Janus Aspen Series International Growth Portfolio Institutional Shares	Janus Capital Management LLC Foreign large cap growth
Janus Aspen Series Large Cap Growth Portfolio Institutional Shares	Janus Capital Management LLC Large cap growth
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares	Janus Capital Management LLC Mid cap growth
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA Non-Service Shares	OppenheimerFunds Balanced
Oppenheimer Capital Appreciation Fund/VA Non-Service Initial Shares	OppenheimerFunds Large cap growth
Oppenheimer Main Street Fund®/VA Non-Service Initial Shares	OppenheimerFunds Large cap blend
PIMCO Variable Insurance Trust
PIMCO VIT Real Return Portfolio Administrative Class	Pacific Investment Management Company LLC Inflation-indexed bond
PIMCO VIT Total Return Portfolio Administrative Class	Pacific Investment Management Company LLC Intermediate term bond
Van Kampen—The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio Class I	Van Kampen(1) Intermediate term bond
Van Kampen UIF Mid Cap Growth Portfolio Class I	Van Kampen(1) Mid cap growth
Van Kampen UIF U.S. Mid Cap Value Portfolio Class I	Van Kampen(1) Mid cap value
Van Kampen UIF U.S. Real Estate Portfolio Class I	Van Kampen(1) Specialty-real estate
Van Kampen UIF Value Portfolio Class I	Van Kampen(1) Large cap value
Wilshire Variable Insurance Trust
Wilshire 2010 Moderate Fund	Wilshire Associates Incorporated Target maturity
Wilshire 2015 Moderate Fund	Wilshire Associates Incorporated Target maturity
Wilshire 2025 Moderate Fund	Wilshire Associates Incorporated Target maturity
Wilshire 2035 Moderate Fund	Wilshire Associates Incorporated Target maturity
Wilshire 2045 Moderate Fund	Wilshire Associates Incorporated Target maturity

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.

     Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.

Additions or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7 or more

CDSC as a percentage of purchase payment withdrawn or surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When Assessed	On surrenders or withdrawals of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers	▪	Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	▪	Upon separation from service if the Contract issued with employer plan endorsement or deferred compensation endorsement.

	▪	If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

	▪	Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

	▪	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

	▪	Successor Owner election. See the Account Value section of this prospectus for information.

	▪	Where required to satisfy state law or required for participation in certain retirement plans.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What	Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers	▪	During Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

	▪	During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	▪	During Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time, or the number of transfers which can be made without incurring the charge at any time.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to make the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payment under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval
The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in good order. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in good order.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:
Fixed Accumulation Account Option
One-Year Guaranteed Interest Rate Option
Three-Year Guaranteed Interest Rate Option
Five-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to fixed accumulation account	$10

Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Allocations to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Interests in the Fixed Account options are not securities and are registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed with the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first Contract year.
Renewal of Fixed Account Guarantee Options
An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. The Company will notify you of the date on which the amount matures and the Fixed Account options available at that time. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS
Transfers
If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option, that would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Transfers from Fixed Account options	▪ May not be made prior to first contract anniversary.
▪ Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in good order. The Company may, in its sole discretion, restrict, or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Appendix C to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on any surrender or withdrawal. The restrictions and charges on surrenders and withdrawals are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500

Minimum remaining Surrender Value
after withdrawal	$500

Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law or employer plan restrictions on withdrawals or surrenders	Account Value, subject to employer plan restrictions on withdrawals

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)
Contingent deferred sales charge
(“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request, unless the Owner requests that the withdrawal be from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in good order. Payment of the amount surrendered or withdrawn may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawals as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on a full or partial withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.
If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS
Contract Loans
The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gafri.com.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
Legal Proceedings
The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.
*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than Annuity Commencement Date.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.
Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.
The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.
In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2000 and again in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2000 Death Benefit Endorsement” and “2003 Death Benefit Endorsement,” respectively). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)

This Version 1 of the Death Benefit Amount applies to:
1)	all Group and Individual Contracts issued in any state after May 1, 2006 (except for Minnesota for Group and Individual Contracts until the 2003 Death Benefit Endorsement is approved for that Contract in that state); and

2)	all Group and Individual Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
Death Benefit Amount
The Death Benefit will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your purchase payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.
The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for withdrawals and (b) the High Value, reduced proportionally for withdrawals taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If the Contract was issued after the Owner’s 60th birthday, there is no High Value. If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value. If there is no High Value then there is no Historic High Value.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The reduction for withdrawals will be the same percentage as the percentage reduction in the Account Value. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional change associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
[Insert Example showing how withdrawals impact the Death Benefit Amount]
Death Benefit Amount (Version 2)

This Version 2 of the Death Benefit Amount applies to:
1)	all Individual Contracts issued in Minnesota after the 2000 Death Benefit Endorsement was approved but before the 2003 Death Benefit Endorsement was approved; and

2)	all Individual Contracts issued in any state (except Oregon, South Carolina or Washington) after the 2000 Death Benefit Endorsement was approved, but before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;
The Minimum Death Benefit is equal to total purchase payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the Owner was Age 80 before this Contract was issued.
The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
For all Contracts, the Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional change associated with the form of Death Benefit election. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit Amount (Version 3)

This Version 3 of the Death Benefit Amount applies to:
1)	all Individual Contracts issued in Oregon, South Carolina or Washington before the 2003 Death Benefit Endorsement was approved in those states;

2)	all Individual Contracts issued in all other states before the 2000 Death Benefit Endorsement was approved by those states; and

3)	all Group Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a successor Owner of the Contract, the death benefit will be paid on the death of the successor Owner if he or she dies during the Accumulation Period.
The death benefit will be an amount equal to the largest of the following three amounts:
1)	The Account Value on the Death Benefit Valuation Date

2)	The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts

3)	The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.
Right to Cancel
The Owner of an Individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.

Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT
The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.
Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by us are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
We paid the following amounts to GAA for the last three years: $1,757,857 for 2006, $1,995,224 for 2005, and $2,262,019 for 2004.. These amounts include compensation related to other contracts issued through Annuity Investors Variable Account B.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus and Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide information related to the sale and holding of the Contracts. As a taxpayer, you cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer will not be includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, or dies. The Texas ORP or any other plan under which the Contract was purchased may impose additional restrictions.
Texas Optional Retirement Program
The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Amounts attributable to employer contributions vest after one year of participation. Distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or other termination from employment.
Pension, Profit–Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits participants in certain TSA programs or 401(k) plans to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the participant’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the Owner has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

	Tax-Qualified Contracts and Employer Plans	Basic Non-Tax-Qualified Contracts
Plan Types	• IRC §401 (Pension, Profit–Sharing, 401(k))	IRC §72 only

• IRC §403(b) (Tax-Sheltered Annuities)

• IRC §408 (IRA, SEP, SIMPLE IRA)

• IRC §408A (Roth IRA)

• IRC §402A (Roth TSA or Roth 401(k))

• IRC §457

• IRC §409A (Nonqualified Deferred Compensation)

Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.

Restrictions on Distributions	Distributions from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.	None.

Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount surrendered is taxable income based on the ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investment in the contract” last.

For a Contract purchased through a IRC §1035 exchange that includes contributions made before August 14, 1982, withdrawals are not taxable until those contributions have been returned in full.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.

Taxation of Lump Sum Death Benefit	Taxed to recipient generally in same manner as full surrender.

Possible Penalty Taxes for Surrenders and Benefit Payments Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans or §409A nonqualified deferred compensation plans. Other exceptions may apply.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings taxable to transferor on transfer or assignment; transferee’s “investment in the contract” is increased by same amount. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. Distributions under nongovernmental §457(b) plan, 457(f) plan, and nonqualified deferred compensation plan are subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

CALCULATION OF BENEFIT PAYMENTS
Calculation of Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male), with interest at 1% per year, compounded annually.
For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code (“IRC”) Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Calculation of Variable Dollar Payments
The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.
The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.
The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar basee payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Commuted Values
After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of the payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.
Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. We only advertise yields for the money market Subaccount.
Total Return Data
We may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. Cumulative total return data is currently presented only in non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. “Non-standardized” total return data does not reflect the deduction of contract maintenance fees. Total return data that does not reflect contract maintenance fees will be higher than the total return realized by an Owner who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
We may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns

•	compare investment return on a tax-deferred basis with currently taxable investment return illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site: http://www.sec.gov. The registration number for the Registration Statement is 333-19725.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

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APPENDIX A: CONDENSED FINANCIAL INFORMATION

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares
12.930724	1,168,401.050	13.012710	6,948.243	13.053761	30.786	12/31/06
11.254617	16,459.887	11.291687	1,008.183	11.310210	0.000	12/31/05
10.413665	2,721.825	10.416351	0.000	10.417688	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares
10.812798	946,182.515	10.834974	3,675.733	10.846037	0.000	12/31/06
AIM V.I. Financial Services Fund-Series I Shares
13.250780	177,386.400	13.477974	2,490.821	13.592983	112.573	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.785233	75.651	12/31/05
11.051409	208,252.570	11.172949	256.950	11.234312	28.405	12/31/04
10.313195	157,061.561	10.395135	38.751	10.436461	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.130414	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.644875	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares
11.212446	367,788.244	11.404707	1,104.143	11.502013	305.222	12/31/06
10.805644	405,402.095	10.957652	948.050	11.034447	202.797	12/31/05
10.132965	382,011.757	10.244403	727.654	10.300635	77.557	12/31/04
9.553444	311,542.224	9.629350	552.891	9.667612	179.965	12/31/03
7.580976	210,450.701	7.618614	203.656	7.637544	0.000	12/31/02
10.175290	59,824.959	10.195475	0.000	10.205610	61.085	12/31/01
AIM V.I. High Yield Fund-Series I Shares
11.887590	336,558.419	11.984482	257.915	12.033030	176.048	12/31/06
10.886907	350,885.548	10.942429	230.396	10.970185	115.761	12/31/05
10.749148	449,939.142	10.771273	214.851	10.782305	43.918	12/31/04
10.095432	859,221.923	10.290759	188.060	10.389982	0.001	12/31/03
8.186958	488,086.809	8.320679	169.835	8.388454	0.000	12/31/02
8.410616	546,183.962	8.522682	149.057	8.579354	0.000	12/31/01
10.025816	403,918.794	10.129146	121.262	10.181276	134.192	12/31/00
11.510803	221,636.210	11.595106	113.564	11.637523	0.000	12/31/99
10.689459	70,047.913	10.735898	7.556	10.759164	0.000	12/31/98
10.687084	10,260.821	10.701757	0.000	10.709127	0.000	12/31/97
AIM V.I. Small Cap Equity Fund-Series I Shares
12.572746	59,594.167	12.652463	552.133	12.692358	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.911028	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.188714	0.000	12/31/04
AIM V.I. Small Cap Growth Fund-Series I Shares
10.356858	145,499.534	10.534498	2,285.979	10.624408	0.000	12/31/06
9.203351	141,453.043	9.332860	465.384	9.398306	0.000	12/31/05
8.873033	123,848.236	8.970653	388.008	9.019944	0.000	12/31/04
7.900935	131,306.947	7.963751	34.809	7.995424	0.000	12/31/03
6.004149	155,173.901	6.033996	0.000	6.049012	0.000	12/31/02
8.838420	27,720.462	8.856003	0.000	8.864827	0.000	12/31/01

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares
12.494572	420,902.275	12.573776	280.955	12.613437	125.863	12/31/06
10.560864	99,384.541	10.595660	82.915	10.613037	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220496	0.000	12/31/04
American Century VPMid Cap Value Fu nd-Class I Shares
13.320957	911,824.088	13.405406	2,031.092	13.447669	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.285315	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399486	0.000	12/31/04
American Century VPUltra® Fund-Class I Shares
9.979396	707,542.380	10.042693	8,378.330	10.074375	485.952	12/31/06
10.463493	32,615.015	10.497965	0.000	10.515180	411.819	12/31/05
10.386756	598.086	10.389435	0.000	10.390771	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares
11.918299	976,806.445	11.993889	11,321.554	12.031706	181.135	12/31/06
11.088360	79,780.294	11.124884	0.000	11.143119	21.514	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403392	21.514	12/31/04
Dreyfus IP Technology Growth Portfolios-Initial Shares
10.684409	1,309,668.746	10.752145	7,254.620	10.786066	493.194	12/31/06
10.388053	32,100.558	10.422269	0.000	10.439369	20.730	12/31/05
10.151024	198.889	10.153642	0.000	10.154947	20.730	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
11.353220	701,011.037	11.678582	5,863.440	11.844662	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	10.950470	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	10.669460	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	10.141935	0.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	8.125307	0.000	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	11.544188	0.000	12/31/01
14.823134	894,007.973	14.975835	600.773	15.052735	29.856	12/31/00
16.894039	408,482.196	17.017705	351.586	17.079770	0.000	12/31/99
13.169143	140,614.024	13.226328	80.398	13.254881	0.000	12/31/98
10.320883	26,332.500	10.335055	0.000	10.342126	0.000	12/31/97
Dreyfus Stock Index Fund, Inc.-Initial Shares
15.179498	4,190,418.249	15.614354	7,744.043	15.836519	532.986	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	13.842665	537.406	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	13.348780	680.516	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	12.180793	680.516	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	9.579380	3,171.095	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	12.455945	3,086.013	12/31/01
14.100696	3,598,196.884	14.245940	1,681.580	14.319249	3,844.565	12/31/00
15.760394	2,129,772.165	15.875757	616.234	15.933836	222.802	12/31/99
13.250646	779,485.606	13.308166	56.321	13.337028	0.000	12/31/98
10.479569	69,510.645	10.493943	0.000	10.501129	0.000	12/31/97

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Dreyfus VIF Appreciation Portfolio-Initial Shares
15.017729	946,182.350	15.447987	4,551.668	15.667624	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	13.579785	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	13.134636	150.958	12/31/04
12.265787	936,025.635	12.503079	8,455.513	12.623565	150.958	12/31/03
10.264481	821,738.414	10.432114	6,651.281	10.517029	150.958	12/31/02
12.497173	717,965.716	12.663627	5,276.343	12.747715	150.958	12/31/01
13.974173	649,590.073	14.118110	3,407.753	14.190622	155.216	12/31/00
14.262203	517,772.082	14.366606	2,156.774	14.419045	154.147	12/31/99
12.975443	170,523.015	13.031774	100.415	13.059918	0.000	12/31/98
10.103905	18,347.666	10.117776	0.000	10.124633	0.000	12/31/97
Dreyfus VIF Developing Leaders Portfolio-Initial Shares
15.049986	807,530.215	15.481299	5,517.924	15.701713	516.548	12/31/06
14.708620	908,638.512	15.084331	6,468.518	15.276001	459.556	12/31/05
14.099077	919,021.905	14.415462	6,838.658	14.576616	548.248	12/31/04
12.842412	898,484.551	13.090970	9,249.068	13.217353	491.205	12/31/03
9.888294	887,931.962	10.049896	5,581.765	10.131883	471.199	12/31/02
12.397758	698,539.631	12.563024	2,568.238	12.646674	229.386	12/31/01
13.391746	482,890.909	13.529796	1,048.292	13.599519	375.159	12/31/00
11.984035	275,503.637	12.071820	486.764	12.116077	199.908	12/31/99
9.867472	171,968.905	9.910354	14.492	9.931930	0.000	12/31/98
10.362314	41,359.506	10.376538	0.000	10.383658	0.000	12/31/97
Dreyfus VIF Growth and Income Portfolio-Initial Shares
12.799045	534,977.589	13.165752	3,400.363	13.353024	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	11.772215	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	11.499396	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	10.802876	0.000	12/31/03
8.409071	633,983.863	8.546428	2,655.811	8.616047	0.000	12/31/02
11.419341	646,842.656	11.571439	1,474.275	11.648352	0.000	12/31/01
12.299306	572,006.660	12.425981	906.280	12.489868	145.939	12/31/00
12.961023	331,756.261	13.055905	650.409	13.103601	0.000	12/31/99
11.243790	159,409.837	11.292611	5.049	11.251722	0.000	12/31/98
10.196538	32,231.762	10.210527	0.000	10.217481	0.000	12/31/97
Dreyfus VIF Money Market Portfolio
1.183188	6,426,348.042	1.211707	35,651.958	1.227578	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.192295	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.175604	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.177135	0.000	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.179709	0.000	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.174767	0.036	12/31/01
1.128116	7,677,545.259	1.138355	12,985.570	1.145310	280,844.647	12/31/00
1.083700	2,638,837.162	1.090994	8,490.939	1.096462	0.000	12/31/99
1.050876	658,981.650	1.055214	555.360	1.059678	0.000	12/31/98
1.016499	0.000	1.017876	0.000	1.018560	0.000	12/31/97

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
DWS Small Cap Index VIP Fund-Class A
17.321028	452,371.808	17.722591	276.237	17.926929	73.897	12/31/06
14.951171	417,983.505	15.251478	151.892	15.404037	57.528	12/31/05
14.543337	347,239.433	14.790573	44.787	14.915983	36.274	12/31/04
12.525203	434,240.830	12.699687	8.778	12.788062	144.907	12/31/03
8.673629	165,980.862	8.768488	0.000	8.816430	4.364	12/31/02
11.074827	153,151.939	11.162755	54.021	11.207088	272.943	12/31/01
11.003134	83,894.729	11.057432	8.017	11.084755	95.772	12/31/00
11.606269	15,259.149	11.629080	0.000	11.640544	0.000	12/31/99
Janus Aspen Series Balanced Portfolio-Institutional Shares
20.527683	2,849,443.225	21.115777	10,256.899	21.416039	38.089	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	19.527811	39.724	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	18.262753	171.888	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	16.989064	171.888	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	15.037669	1,282.216	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	16.226337	1,282.216	12/31/01
16.920712	3,181,464.624	17.095024	6,533.026	17.182875	1,437.831	12/31/00
17.556100	1,571,579.505	17.684597	2,931.027	17.749154	111.555	12/31/99
14.043929	373,285.807	14.104892	214.770	14.135421	0.000	12/31/98
10.604609	30,519.754	10.619159	0.000	10.626394	0.000	12/31/97
Janus Aspen Series Forty Portfolio-Institutional Shares
11.403714	1,272,789.383	11.668168	6,914.755	11.802739	238.337	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.897390	224.632	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.749062	369.844	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.324912	340.749	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.972208	1,816.324	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.346510	1,813.269	12/31/01
10.678675	1,384,637.536	10.731358	1,520.638	10.757867	1,957.004	12/31/00
13.234548	471,936.628	13.260556	4.141	13.273610	170.622	13/31/99
Janus Aspen Series International Growth Portfolio-Institutional Shares
27.500771	1,183,279.918	28.288499	12,357.534	28.690648	56.867	12/31/06
18.969977	966,575.134	19.454325	10,632.810	19.701127	56.867	12/31/05
14.542258	681,071.772	14.868462	11,182.362	15.034373	22.784	12/31/04
12.398800	669,789.197	12.638673	15,388.121	12.760432	0.000	12/31/03
9.318679	678,787.112	9.470891	11,468.866	9.547961	0.000	12/31/02
12.698027	675,126.139	12.867174	7,907.782	12.952582	0.000	12/31/01
16.774550	620,740.857	16.947297	4,953.034	17.034254	245.673	12/31/00
20.234788	142,343.325	20.382770	2,330.619	20.457001	0.000	12/31/99
11.256365	45,382.775	11.305246	58.950	11.329668	0.000	12/31/98
9.735841	12,541.039	9.749214	0.000	9.755900	0.000	12/31/97

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
13.332590	1,661,699.848	13.714717	8,850.842	13.910006	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	12.608502	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	12.205852	128.720	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	11.790223	128.720	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	9.035150	128.720	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	12.411252	128.720	12/31/01
16.393493	1,792,958.592	16.562387	3,980.605	16.647684	269.822	12/31/00
19.453513	643,514.256	19.595874	1,374.992	19.667608	109.122	12/31/99
13.699715	172,190.630	13.759186	84.318	13.789099	0.000	12/31/98
10.239960	32,737.591	10.254006	0.000	10.261077	0.000	12/31/97
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
17.723408	1,111,731.741	18.231471	15,635.292	18.490639	198.823	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	16.430939	174.191	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	14.770332	251.906	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	12.349444	218.778	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	9.227625	856.311	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	12.926320	832.210	12/31/01
21.224171	993,843.327	21.442894	3,573.726	21.552802	1,243.427	12/31/00
31.565210	329,807.902	31.796057	829.264	31.911561	159.044	12/31/99
14.199318	53,896.345	14.260947	36.621	14.291595	0.000	12/31/98
10.723950	2,830.076	10.738659	0.000	10.745938	0.000	12/31/97
Oppenheimer Balanced Fund/VA-Initial Series
11.545935	284,653.565	11.619151	2,713.335	11.655797	21.039	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.587241	21.039	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288407	21.039	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Initial Series
11.380578	206,005.347	11.452745	1,085.611	11.488852	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.587241	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321144	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Initial Series
12.267378	188,104.597	12.345144	2,240.578	12.384076	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.869450	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.354615	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class
10.154210	212,006.902	10.218623	4,352.416	10.250872	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.275393	0.000	12/31/05
10.156423	10,066.473	10.159043	0.000	10.160349	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class
10.417487	207,153.358	10.483551	1,880.102	10.516640	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.223567	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074230	0.000	12/31/04

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
14.997858	934,853.788	15.427535	4,516.328	15.647093	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	15.228624	0.000	12/31/05
14.269584	1,040,814.398	14.589653	5,455.212	14.752650	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	14.270730	0.000	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	13.767746	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.949664	0.000	12/31/01
11.776122	380,480.921	11.897491	1,180.235	11.958756	134.867	12/31/00
10.749115	279,193.758	10.827853	1,472.104	10.867507	0.000	12/31/99
11.079965	46,348.096	11.128092	30.906	11.152242	0.000	12/31/98
10.412276	4.653	10.426565	0.000	10.443738	0.000	12/31/97
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
23.159385	581,474.070	23.822985	6,217.919	24.162157	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	20.210094	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	18.167210	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	16.005864	113.080	12/31/03
11.143745	383,714.571	11.325832	3,089.661	11.418226	28.150	12/31/02
15.699340	335,452.774	15.908551	1,648.470	16.014471	28.150	12/31/01
16.438193	253,713.630	16.607603	650.778	16.693197	46.034	12/31/00
15.049488	183,388.647	15.159702	827.448	15.215264	0.000	12/31/99
12.705082	111,076.120	12.760268	15.684	12.788027	0.000	12/31/98
11.113227	16,674.966	11.128478	0.000	11.136071	0.000	12/31/97
Van Kampen UIF U.S. Real Estate Portfolio-Class I
36.711245	617,880.841	37.762738	6,918.700	38.299964	185.446	12/31/06
26.969864	638,271.701	27.658464	6,314.368	28.009655	166.868	12/31/05
23.367170	618,052.255	23.891270	4,374.554	24.158129	115.611	12/31/04
17.374679	549,927.036	17.710793	5,725.997	17.881625	69.022	12/31/03
12.811814	469,712.672	13.021061	3,710.088	13.127169	28.392	12/31/02
13.094325	269,466.499	13.268793	1,955.110	13.357067	215.533	12/31/01
12.088940	147,402.642	12.213548	1,151.970	12.276441	1.523	12/31/00
9.482378	86,941.426	9.551867	733.827	9.586849	0.000	12/31/99
9.758808	43,786.457	9.801228	10.564	9.822531	0.000	12/31/98
11.101269	7,200.060	11.116503	0.000	11.124047	0.000	12/31/97
Van Kampen UIF Value Portfolio-Class I
16.611311	850,561.888	17.087197	6,292.311	17.330296	33.363	12/31/06
14.412225	863,389.460	14.780240	6,598.174	14.967892	33.363	12/31/05
13.978413	807,191.172	14.291958	5,717.704	14.451571	33.363	12/31/04
12.030718	620,028.974	12.263462	5,123.338	12.381730	33.363	12/31/03
9.098209	526,832.864	9.246820	3,689.937	9.322154	33.363	12/31/02
11.851536	401,628.667	12.009406	2,274.954	12.089242	124.533	12/31/01
11.751659	132,621.948	11.872734	1,233.392	11.933810	9.320	12/31/00
9.536137	78,330.649	9.605992	703.796	9.641132	0.000	12/31/99
9.848411	34,212.111	9.891198	23.284	9.912646	0.000	12/31/98
10.204064	9,944.401	10.218060	0.000	10.225073	0.000	12/31/97

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2006. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Forty Portfolio Subaccount and the DWS Small Cap Index VIP Fund Subaccount, or as of May 1, 2001 (the effective date of the Subaccounts) for the AIM V.I. Global Health Care Fund Subaccount, and AIM V.I. Financial Services Fund Subaccount, or as of November 1, 2004, (the effective date of the Subaccounts) for AIM V.I. Capital Development Fund Subaccount, AIM V.I. Small Cap Equity Fund Subaccount, Dreyfus IP Technology Growth Portfolio Subaccount, the four American Century Variable Portfolio Subaccount, the three Oppenheimer Variable Account Fund Subaccounts and the two PIMCO Variable Insurance Fund Subaccounts or as of May 1, 2006, (the effective date of the Subaccount) for the AIM V.I. Core Equity Fund Subaccount. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

APPENDIX B: PORTFOLIOS

Portfolio / Advisor	Investment Objective / Strategy
AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Financial Services Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. Global Health Care Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies believed will benefit from developments in the health care industry. The fund will normally invest in securities of companies located in at least three different countries, including the United States and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycle. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., “junk bonds”. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy

AIM V.I. High Yield Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e. “junk bonds”. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

American Century Variable Portfolios, Inc.

American Century VP Large Company Value Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra® Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP VistaSM Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Portfolio / Advisor	Investment Objective / Strategy
Calamos® Advisors Trust

Calamos Growth and Income Portfolio Advisor — Calamos Advisors LLC	The portfolio seeks high long-term return through growth and current income. The portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In seeking to meet its investment objective, the portfolio’s adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities.

Davis Variable Account Fund, Inc.

Davis Value Portfolio Advisor — Davis Selected Advisors, L.P. Sub-Advisor — Davis Selected Advisers–NY, Inc.	The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.
Dreyfus Portfolios

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares Advisor — The Dreyfus Corporation	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc., – Initial Shares Advisor — The Dreyfus Corporation Index Sub-Investment Adviser — Mellon Equity Associates	The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of midsize companies.

Dreyfus Investment Portfolios Technology Growth Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

Portfolio / Advisor	Investment Objective / Strategy

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio – Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser — Fayez Sarofim & Co.	The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Developing Leaders Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund (“VIF”) Growth and Income Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers. The portfolios stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Although a money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.
DWS Investments VIT Funds (1)

DWS Small Cap Index VIP- Class A Advisor — Deutsche Investment Management Americas Inc., Subadvisor — Northern Trust Investments, N.A.	The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.

(1)	DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.
Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio Adviser — ALPS Advisers, Inc. Subadviser — Ibbotson Associates, Inc.	The Portfolio seeks to provide investors with capital appreciation and some current income. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy

Ibbotson Conservative ETF Asset Allocation Portfolio Adviser — ALPS Advisers, Inc. Subadviser — Ibbotson Associates, Inc.	The Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.

Ibbotson Growth ETF Asset Allocation Portfolio Adviser — ALPS Advisers, Inc. Subadviser — Ibbotson Associates, Inc.	The Portfolio seeks to provide investors with capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.

Ibbotson Income and Growth ETF Asset Allocation Portfolio Adviser — ALPS Advisers, Inc. Subadviser — Ibbotson Associates, Inc.	The Portfolio seeks to provide investors with current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.
Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund – Class 2 Advisor — Templeton Investment Counsel, LLC	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.
Janus Aspen Series

Janus Aspen Series Balanced Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities. The portfolio will limit its investment in high-yield/high-risk (also called “junk bonds”) to 35% or less of its net assets.

Janus Aspen Series Forty Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Portfolio / Advisor	Investment Objective / Strategy

Janus Aspen Series International Growth Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from several different countries, excluding the United States. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Series Large Cap Growth Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Series Mid Cap Growth Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid -sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA – Non-Service Shares Advisor — OppenheimerFunds, Inc.	The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares Advisor — OppenheimerFunds, Inc.	The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Main Street Fund®/VA – Non-Service Shares Advisor — OppenheimerFunds, Inc.	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.
PIMCO Variable Insurance Trust

PIMCO VIT Real Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

Portfolio / Advisor	Investment Objective / Strategy

PIMCO VIT Total Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.
Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest over 50% of its assets in mortgage securities.

Van Kampen UIF Mid-Cap Growth Portfolio – Class I Adviser—Van Kampen(1)	The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and toher equity securities. The portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues form a universe of mid cap companies, most with market capitalization of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

Van Kampen UIF U.S. Mid Cap Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Portfolio / Advisor	Investment Objective / Strategy

Van Kampen UIF Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.
Wilshire Variable Insurance Trust

Wilshire 2010 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2010 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2010 Moderate Fund operates under a fund of funds structure. The 2010 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2010, plus or minus two to three years. The 2010 Moderate Fund’s initial target allocation will be approximately 59% fixed income and 41% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2010, the 2010 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2015 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2015 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter the 2015, Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2015 Moderate Fund operates under a fund of funds structure. The 2015 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. The 2015 Moderate Fund’s initial target allocation will be approximately 51% equity and 49% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the 2015 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2025 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2025 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2025 Moderate Fund operates under a fund of funds structure. The 2025 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. The 2025 Moderate Fund’s initial target allocation will be approximately 72% equity and 28% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the 2025 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Portfolio / Advisor	Investment Objective / Strategy

Wilshire 2035 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2035 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2035 Moderate Fund operates under a fund of funds structure. The 2035 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. The 2035 Moderate Fund’s initial target allocation will be approximately 92% equity and 8% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the 2035 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2045 Moderate Fund Advisor—Wilshire Associates Incorporated	The 2045 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2045 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2045 Moderate Fund operates under a fund of funds structure. The 2045 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2045, plus or minus two to three years. The 2045 Moderate Fund’s initial target allocation will be approximately 100% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2045, the 2045 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers Due to Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer	We will mail a letter to the Contract Owner notifying the Contract Owner that:
events in one quarter of a Contract Year	(1) we have identified the Contract Owner as a person engaging in harmful trading practices; and

(2) if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.
U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS®VARIABLE ACCOUNT B
THE COMMODORE SPIRIT ®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for The Commodore Spirit® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003 AND YOU PURCHASED THE OPTIONAL ENHANCED DEATH BENEFIT RIDER.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Spirit® is 333-19725.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The contracts are not FDIC or NCUSIF insured.

•	The contracts are obligations of the company and not of the bank or credit union.

•	The bank or credit union does not guarantee the company’s obligations under the contracts.

•	The contracts involve investment risk and may lose value.

1

SECTIONS OF PROSPECTUS AMENDED OR REPLACED IN THEIR ENTIRETY
The “Separate Account Annual Expenses” and the “Examples” subsections of the “EXPENSE TABLES” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

		Optional Death	Optional Death
Separate Account Annual Expenses		Benefit Contracts	Benefit Contracts
(as a % of the average value of the		(Issue Age 65 and	(Issue Age over 65
Owner’s interest in the Subaccounts)	Standard Contracts	younger)	and under 79)
Mortality and Expense Risk Charge	1.25%	1.35%	1.50%
Administration Charge	0.15%	0.15%	0.15%

Total Separate Account Annual Expenses	1.40%	1.50%	1.65%
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Highest Possible Separate Account Charges
Assumptions
•	When you are over age 65, you invest $10,000 in a Contract with the Optional Death Benefit for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses before reimbursement (10.73%) or after reimbursement (1.67%) are incurred or the minimum Portfolio expenses (0.27%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses
     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses

2

Spirit Supplement (continued)
Example 2: Contract with Lowest Possible Separate Account Charges
Assumptions
•	You invest $10,000 in a Contract with no optional features for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (10.73%) or after reimbursement (1.67%) are incurred or the minimum Portfolio expenses (0.27%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses
     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses

3

The “Mortality and Expense Risk Charge” subsection of the “CHARGES AND DEDUCTIONS” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as “Standard Contracts.” For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount if issued to an Owner age 65 and younger, or 0.004141% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. Contracts with the optional Enhanced Death Benefit Amount are referred to as “Optional Death Benefit Contracts.” The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	None.

4

The “DEATH BENEFIT” section is amended by adding the following material:
Optional Enhanced Death Benefit Amount
If an Owner purchased an individual Contract that was issued before his 79th birthday, the Owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit is included in the mortality and expense risk charge as described in the Charges and Deductions section of the Contract Prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.
The Enhanced Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.
The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.
The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.
The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of the Contract Prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

5

The “PERFORMANCE INFORMATION” section of the Contract Prospectus is deleted and is replaced in its entirety with the following:
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSC and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.
Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without the Optional Death Benefit than for a Contract with this feature. If an Owner selects this feature, total return data will be higher if the Owner is age 65 or younger at issue than if the Owner is over age 65 at issue.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

6

“APPENDIX A—CONDENSED FINANCIAL INFORMATION” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares
12.930724	1,168,401.050	12.903468	6,310.413	12.862718	0.000	12/31/06
11.254617	16,459.887	11.242274	0.000	11.223784	0.000	12/31/05
10.413665	2,721.825	10.412766	0.000	10.411424	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares
10.812798	946,182.515	10.805412	0.000	10.794324	0.000	12/31/06
AIM V.I. Financial Services Fund-Series I Shares
13.250780	177,386.400	13.175998	876.437	13.064550	0.000	12/31/06
11.540835	198,663.153	11.487311	891.083	11.407448	0.000	12/31/05
11.051409	208,252.570	11.011283	1,368.437	10.951339	0.000	12/31/04
10.313195	157,061.561	10.286102	876.436	10.245574	0.000	12/31/03
8.070175	118,822.635	8.056892	876.437	8.037010	0.000	12/31/02
9.616190	71,816.401	9.609846	876.437	9.600337	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares
11.212446	367,788.244	11.149126	1,501.864	11.054841	0.000	12/31/06
10.805644	405,402.095	10.755506	1,502.260	10.680752	0.000	12/31/05
10.132965	382,011.757	10.096155	1,502.673	10.041208	0.000	12/31/04
9.553444	311,542.224	9.528348	1,503.131	9.490821	0.000	12/31/03
7.580976	210,450.701	7.568511	1,503.619	7.549835	0.000	12/31/02
10.175290	59,824.959	10.168588	1,261.503	10.158532	0.000	12/31/01
AIM V.I. High Yield Fund-Series I Shares
11.887590	336,558.419	11.855400	1,002.991	11.807325	0.000	12/31/06
10.886907	350,885.548	10.868424	1,004.559	10.840779	0.000	12/31/05
10.749148	449,939.142	10.741765	1,233.507	10.730713	0.000	12/31/04
10.095432	859,221.923	10.031841	1,210.056	9.936502	0.000	12/31/03
8.186958	488,086.809	8.143408	983.299	8.077935	0.000	12/31/02
8.410616	546,183.962	8.374125	646.543	8.319082	0.000	12/31/01
10.025816	403,918.794	N/A	N/A	N/A	N/A	12/31/00
11.510803	221,636.210	N/A	N/A	N/A	N/A	12/31/99
10.689459	70,047.913	N/A	N/A	N/A	N/A	12/31/98
10.687084	10,260.821	N/A	N/A	N/A	N/A	12/31/97
AIM V.I. Small Cap Equity Fund-Series I Shares
12.572746	59,594.167	12.546245	940.773	12.506629	0.000	12/31/06
10.857407	15,527.249	10.845488	0.000	10.827663	0.000	12/31/05
10.184771	48.134	10.183894	0.000	10.182575	0.000	12/31/04
AIM V.I. Small Cap Growth Fund-Series I Shares
10.356858	145,499.534	10.298362	288.452	10.211231	0.000	12/31/06
9.203351	141,453.043	9.160636	212.180	9.096934	0.000	12/31/05
8.873033	123,848.236	8.840784	68.639	8.792640	0.000	12/31/04
7.900935	131,306.947	7.880151	63.208	7.849089	0.000	12/31/03
6.004149	155,173.901	5.994252	27.131	5.979440	0.000	12/31/02
8.838420	27,720.462	8.832577	5.420	8.823828	0.000	12/31/01

7

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
American Century VP Large Company Value-Class I Shares
12.494572	420,902.275	12.468255	1,522.201	12.428869	0.000	12/31/06
10.560864	99,384.541	10.549289	0.000	10.531928	0.000	12/31/05
10.216542	36,701.792	10.215664	0.000	10.214341	0.000	12/31/04
American Century VP Mid Cap Value-Class I Shares
13.320957	911,824.088	13.292897	2,820.049	13.250911	0.000	12/31/06
11.229852	114,376.075	11.217536	6.706	11.199085	0.000	12/31/05
10.395465	24,970.228	10.394574	0.000	10.393228	0.000	12/31/04
American Century VP Ultra®-Class I Shares
9.979396	707,542.380	9.958375	1,833.836	9.926893	457.152	12/31/06
10.463493	32,615.015	10.452014	953.169	10.434817	0.000	12/31/05
10.386756	598.086	10.385861	0.000	10.384520	0.000	12/31/04
American Century VP VistaSM-Class I Shares
11.918299	976,806.445	11.893183	1,258.202	11.855601	0.000	12/31/06
11.088360	79,780.294	11.076211	0.000	11.057991	0.000	12/31/05
10.399373	4,938.285	10.398477	0.000	10.397136	0.000	12/31/04
Dreyfus IP Technology Growth Portfolio-Initial Shares
10.684409	1,309,668.746	10.661865	836.015	10.628168	0.000	12/31/06
10.388053	32,100.558	10.376648	0.000	10.359578	0.000	12/31/05
10.151024	198.889	10.150148	0.000	10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
11.353220	701,011.037	11.246730	571.225	11.089206	0.000	12/31/06
10.543914	795,479.598	10.455586	572.420	10.324804	0.000	12/31/05
10.320091	913,267.538	10.243995	573.667	10.131229	0.000	12/31/04
9.854396	925,266.631	9.791601	574.951	9.698454	0.000	12/31/03
7.930106	960,232.146	7.887332	576.445	7.823843	0.000	12/31/02
11.317226	1,066,026.751	11.267308	297.025	11.193188	0.000	12/31/01
14.823134	894,007.973	N/A	N/A	N/A	N/A	12/31/00
16.894039	408,482.196	N/A	N/A	N/A	N/A	12/31/99
13.169143	140,614.024	N/A	N/A	N/A	N/A	12/31/98
10.320883	26,332.500	N/A	N/A	N/A	N/A	12/31/97
Dreyfus Stock Index Fund, Inc.-Initial Shares
15.179498	4,190,418.249	15.037150	8,606.065	14.826623	348.268	12/31/06
13.328744	4,493,460.193	13.217108	10,752.810	13.051861	308.257	12/31/05
12.911696	4,792,865.682	12.816515	10,754.602	12.675499	244.418	12/31/04
11.835440	4,670,251.024	11.760043	10,627.818	11.648244	175.894	12/31/03
9.349226	4,454,143.840	9.298818	10,366.380	9.224023	95.159	12/31/02
12.210993	4,141,595.630	12.157172	6,156.673	12.077250	5.882	12/31/01
14.100696	3,598,196.884	N/A	N/A	N/A	N/A	12/31/00
15.760394	2,129,772.165	N/A	N/A	N/A	N/A	12/31/99
13.250646	779,485.606	N/A	N/A	N/A	N/A	12/31/98
10.479569	69,510.645	N/A	N/A	N/A	N/A	12/31/97

8

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Dreyfus VIF Appreciation Portfolio-Initial Shares
15.017729	946,182.350	14.876931	712.903	14.668611	0.000	12/31/06
13.075735	1,005,802.778	12.966250	700.950	12.804099	0.000	12/31/05
12.704674	1,036,367.953	12.611044	2,683.933	12.472252	0.000	12/31/04
12.265787	936,025.635	12.187676	2,743.369	12.071769	0.000	12/31/03
10.264481	821,738.414	10.209165	2,136.034	10.127012	0.000	12/31/02
12.497173	717,965.716	12.442111	17.774	12.360270	0.000	12/31/01
13.974173	649,590.073	N/A	N/A	N/A	N/A	12/31/00
14.262203	517,772.082	N/A	N/A	N/A	N/A	12/31/99
12.975443	170,523.015	N/A	N/A	N/A	N/A	12/31/98
10.103905	18,347.666	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF Developing Leaders Portfolio-Initial Shares
15.049986	807,530.215	14.909246	2,001.076	14.700497	0.000	12/31/06
14.708620	908,638.512	14.585834	1,862.093	14.403471	0.000	12/31/05
14.099077	919,021.905	13.995525	1,884.890	13.841520	0.000	12/31/04
12.842412	898,484.551	12.760941	1,500.700	12.639610	0.000	12/31/03
9.888294	887,931.962	9.835242	1,414.885	9.756123	0.000	12/31/02
12.397758	698,539.631	12.343426	1,920.104	12.262277	0.000	12/31/01
13.391746	482,890.909	N/A	N/A	N/A	N/A	12/31/00
11.984035	275,503.637	N/A	N/A	N/A	N/A	12/31/99
9.867472	171,968.905	N/A	N/A	N/A	N/A	12/31/98
10.362314	41,359.506	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF Growth and Income Portfolio-Initial Shares
12.799045	534,977.589	12.678713	5.035	12.501186	0.000	12/31/06
11.335178	573,338.603	11.239975	26.192	11.099424	0.000	12/31/05
11.122877	660,745.227	11.040630	15.504	10.919139	0.000	12/31/04
10.496627	594,854.140	10.429505	36.570	10.330339	0.000	12/31/03
8.409071	633,983.863	8.363529	16.060	8.296242	0.000	12/31/02
11.419341	646,842.656	11.368715	0.881	11.293965	0.000	12/31/01
12.299306	572,006.660	N/A	N/A	N/A	N/A	12/31/00
12.961023	331,756.261	N/A	N/A	N/A	N/A	12/31/99
11.243790	159,409.837	N/A	N/A	N/A	N/A	12/31/98
10.196538	32,231.762	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF Money Market Portfolio
1.183188	6,426,348.042	1.175965	3,051.950	1.161351	0.000	12/31/06
1.152576	6,753,332.466	1.146196	3,086.642	1.133280	0.000	12/31/05
1.140557	5,458,310.932	1.135018	2,378.735	1.123802	0.000	12/31/04
1.146684	11,398,828.937	1.142058	2,540.928	1.132483	0.000	12/31/03
1.153638	26,597,370.970	1.150055	3,512.734	1.141986	0.000	12/31/02
1.153108	17,775,594.379	1.150535	3,127.264	1.143962	0.000	12/31/01
1.128116	7,677,545.259	N/A	N/A	N/A	N/A	12/31/00
1.083700	2,638,837.162	N/A	N/A	N/A	N/A	12/31/99
1.050876	658,981.650	N/A	N/A	N/A	N/A	12/31/98
1.016499	0.000	N/A	N/A	N/A	N/A	12/31/97

9

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
DWS Small Cap Index VIP-Class A
17.321028	452,371.808	17.188175	615.066	16.992513	0.000	12/31/06
14.951171	417,983.505	14.851525	403.707	14.704769	0.000	12/31/05
14.543337	347,239.433	14.461037	126.904	14.339865	0.000	12/31/04
12.525203	434,240.830	12.466875	127.064	12.381113	0.000	12/31/03
8.673629	165,980.862	8.641731	127.264	8.594957	0.000	12/31/02
11.074827	153,151.939	11.045017	0.000	11.001506	0.000	12/31/01
11.003134	83,894.729	N/A	N/A	N/A	N/A	12/31/00
11.606269	15,259.149	N/A	N/A	N/A	N/A	12/31/99
Janus Aspen Series Balanced Portfolio-Institutional Shares
20.527683	2,849,443.225	20.335245	6,361.876	20.050525	649.982	12/31/06
18.802986	3,224,954.488	18.645582	7,364.516	18.412437	623.013	12/31/05
17.664922	3,596,278.746	17.534778	9,505.263	17.341815	579.214	12/31/04
16.507560	3,685,075.400	16.402460	10,198.846	16.246497	948.104	12/31/03
14.676594	3,702,620.254	14.597522	9,029.715	14.480100	715.911	12/31/02
15.907374	3,578,735.833	15.837295	3,807.168	15.733155	4.244	12/31/01
16.920712	3,181,464.624	N/A	N/A	N/A	N/A	12/31/00
17.556100	1,571,579.505	N/A	N/A	N/A	N/A	12/31/99
14.043929	373,285.807	N/A	N/A	N/A	N/A	12/31/98
10.604609	30,519.754	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Forty Portfolio-Institutional Shares
11.403714	1,272,789.383	11.316239	4,556.601	11.187310	0.000	12/31/06
10.576925	1,421,322.533	10.506419	5,189.417	10.402496	0.000	12/31/05
9.505422	1,369,066.381	9.451611	5,783.288	9.372331	0.000	12/31/04
8.153727	1,483,721.928	8.115731	6,352.318	8.059826	0.000	12/31/03
6.859260	1,548,077.357	6.834023	6,699.916	6.796979	0.000	12/31/02
8.247987	1,650,016.481	8.225736	6,505.660	8.193291	0.000	12/31/01
10.678675	1,384,637.536	N/A	N/A	N/A	N/A	12/31/00
13.234548	471,936.628	N/A	N/A	N/A	N/A	13/31/99
Janus Aspen Series International Growth Portfolio-Institutional Shares
27.500771	1,183,279.918	27.242589	1,771.310	26.861241	0.000	12/31/06
18.969977	966,575.134	18.810903	1,200.533	18.575740	0.000	12/31/05
14.542258	681,071.772	14.434891	896.152	14.276054	0.000	12/31/04
12.398800	669,789.197	12.319658	1,184.660	12.202513	0.000	12/31/03
9.318679	678,787.112	9.268321	1,063.812	9.193752	0.000	12/31/02
12.698027	675,126.139	12.641893	805.229	12.558761	0.000	12/31/01
16.774550	620,740.857	N/A	N/A	N/A	N/A	12/31/00
20.234788	142,343.325	N/A	N/A	N/A	N/A	12/31/99
11.256365	45,382.775	N/A	N/A	N/A	N/A	12/31/98
9.735841	12,541.039	N/A	N/A	N/A	N/A	12/31/97

10

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Series Large Cap Portfolio-Institutional Shares
13.332590	1,661,699.848	13.207761	1,925.851	13.022784	0.000	12/31/06
12.140136	1,816,341.463	12.038658	3,283.014	11.888075	0.000	12/31/05
11.805932	1,963,661.008	11.719098	3,242.404	11.590074	0.000	12/31/04
11.455733	2,117,639.460	11.382949	3,520.817	11.274648	0.000	12/31/03
8.817912	2,338,003.425	8.770520	3,725.518	8.699912	0.000	12/31/02
12.166993	2,211,504.181	12.113565	2,990.215	12.033855	0.000	12/31/01
16.393493	1,792,958.592	N/A	N/A	N/A	N/A	12/31/00
19.453513	643,514.256	N/A	N/A	N/A	N/A	12/31/99
13.699715	172,190.630	N/A	N/A	N/A	N/A	12/31/98
10.239960	32,737.591	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
17.723408	1,111,731.741	17.557561	1,325.013	17.311683	0.000	12/31/06
15.820887	1,192,692.579	15.688702	2,182.697	15.492497	0.000	12/31/05
14.286652	1,246,239.904	14.181621	2,234.591	14.025527	0.000	12/31/04
11.999290	1,291,553.100	11.923077	2,739.816	11.809676	0.000	12/31/03
9.005921	1,290,667.557	8.957530	2,939.253	8.885444	0.000	12/31/02
12.672131	1,215,838.484	12.616505	1,551.472	12.533526	0.000	12/31/01
21.224171	993,843.327	N/A	N/A	N/A	N/A	12/31/00
31.565210	329,807.902	N/A	N/A	N/A	N/A	12/31/99
14.199318	53,896.345	N/A	N/A	N/A	N/A	12/31/98
10.723950	2,830.076	N/A	N/A	N/A	N/A	12/31/97
Oppenheimer Balanced Fund/VA-Non-Service Shares
11.545935	284,653.565	11.521604	5,109.117	11.485214	0.000	12/31/06
10.535194	293,699.326	10.523629	5,886.900	10.506322	0.000	12/31/05
10.284433	3,001.731	10.283548	3,000.955	10.282217	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares
11.380578	206,005.347	11.356572	712.676	11.320712	0.000	12/31/06
10.691883	85,720.169	10.680139	0.000	10.662581	0.000	12/31/05
10.317159	581.341	10.316268	0.000	10.314940	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Shares
12.267378	188,104.597	12.241524	705.457	12.202856	0.000	12/31/06
10.816022	161,384.797	10.804162	723.894	10.786384	0.000	12/31/05
10.350617	13,062.128	10.349722	0.000	10.348387	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class
10.154210	212,006.902	10.132796	776.634	10.100786	0.000	12/31/06
10.224854	240,401.144	10.213640	1,087.656	10.196826	0.000	12/31/05
10.156423	10,066.473	10.155546	0.000	10.154235	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class
10.417487	207,153.358	10.395533	778.595	10.362666	0.000	12/31/06
10.173284	199,476.486	10.162115	1,094.555	10.145382	0.000	12/31/05
10.070332	627.100	10.069464	0.000	10.068162	0.000	12/31/04

11

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
14.997858	934,853.788	14.857509	4,453.465	14.649487	0.000	12/31/06
14.663212	1,031,163.550	14.540695	4,465.442	14.358886	0.000	12/31/05
14.269584	1,040,814.398	14.164679	3,763.472	14.008815	0.000	12/31/04
13.866152	1,111,500.860	13.778094	4,004.390	13.647097	0.000	12/31/03
13.437077	1,065,387.210	13.364910	4,148.255	13.257429	0.000	12/31/02
12.694998	713,042.852	12.639254	1,707.009	12.556166	0.000	12/31/01
11.776122	380,480.921	N/A	N/A	N/A	N/A	12/31/00
10.749115	279,193.758	N/A	N/A	N/A	N/A	12/31/99
11.079965	46,348.096	N/A	N/A	N/A	N/A	12/31/98
10.412276	4.653	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
23.159385	581,474.070	22.942807	2,843.512	22.621528	419.476	12/31/06
19.459486	530,733.841	19.297021	1,880.959	19.055685	420.270	12/31/05
17.572071	467,487.388	17.443007	1,490.867	17.251006	421.176	12/31/04
15.551851	417,352.873	15.453181	1,480.972	15.306202	0.000	12/31/03
11.143745	383,714.571	11.083937	1,481.185	10.994728	0.000	12/31/02
15.699340	335,452.774	15.630514	1,469.904	15.527702	0.000	12/31/01
16.438193	253,713.630	N/A	N/A	N/A	N/A	12/31/00
15.049488	183,388.647	N/A	N/A	N/A	N/A	12/31/99
12.705082	111,076.120	N/A	N/A	N/A	N/A	12/31/98
11.113227	16,674.966	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF U.S. Real Estate Portfolio-Class I
36.711245	617,880.841	36.367906	678.325	35.858905	0.000	12/31/06
26.969864	638,271.701	26.744644	587.744	26.410335	0.000	12/31/05
23.367170	618,052.255	23.195474	782.152	22.940309	0.000	12/31/04
17.374679	549,927.036	17.264400	958.761	17.100290	0.000	12/31/03
12.811814	469,712.672	12.743027	1,071.599	12.640537	0.000	12/31/02
13.094325	269,466.499	13.036863	14.584	12.951155	0.000	12/31/01
12.088940	147,402.642	N/A	N/A	N/A	N/A	12/31/00
9.482378	86,941.426	N/A	N/A	N/A	N/A	12/31/99
9.758808	43,786.457	N/A	N/A	N/A	N/A	12/31/98
11.101269	7,200.060	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF Value Portfolio-Class I
16.611311	850,561.888	16.455411	949.440	16.224970	0.000	12/31/06
14.412225	863,389.460	14.291407	893.362	14.112678	0.000	12/31/05
13.978413	807,191.172	13.875252	1,221.823	13.722542	0.000	12/31/04
12.030718	620,028.974	11.953963	1,175.072	11.840261	0.000	12/31/03
9.098209	526,832.864	9.049071	1,116.611	8.976240	0.000	12/31/02
11.851536	401,628.667	11.799174	31.284	11.721567	0.000	12/31/01
11.751659	132,621.948	N/A	N/A	N/A	N/A	12/31/00
9.536137	78,330.649	N/A	N/A	N/A	N/A	12/31/99
9.848411	34,212.111	N/A	N/A	N/A	N/A	12/31/98
10.204064	9,944.401	N/A	N/A	N/A	N/A	12/31/97

12

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2007. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Forty Portfolio-Institutional Shares and the DWS Small Cap Index VIP, or as of May 1, 2001 (the effective date of the Subaccounts) for the AIM V.I. Global Health Care Fund, AIM V.I. Financial Services Fund, and AIM V.I. Small Company Growth Fund or as of November 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Capital Development Fund, AIM V.I. Small Cap Equity Fund, Dreyfus IP Technology Growth Portfolio, the four American Century Variable Portfolios, the three Oppenheimer Variable Account Funds and the two PIMCO Variable Insurance Funds. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.
If you have invested in a Subaccount that is closed to new investors, the consolidated financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2007 for closed Subaccounts.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:

AIM Variable Investment Funds
-AIM V.I. Dynamics Fund-Series I Shares

Janus Aspen Series
-Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares

The Timothy Plan Variable Series
-The Timothy Plan Conservative Growth Variable Series
-The Timothy Plan Small-Cap Variable Series
-The Timothy Plan Strategic Growth Variable Series
The Timothy Plan Small-Cap Variable Series Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. The AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Series Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

2

FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2006
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Onwers who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policeis and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

3

Portfolio	Adviser and Type of Fund
AIM Variable Investment Funds

AIM V.I. Dynamics Fund-Series I Shares	A I M Advisors, Inc.
Mid cap growth

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio – Service Shares	Janus Capital Management LLC World stock

The Timothy Plan Variable Series

The Timothy Plan Conservative Growth Variable Series	Timothy Partners, Ltd. Asset allocation

The Timothy Plan Small-Cap Variable Series	Timothy Partners, Ltd. Small cap value

The Timothy Plan Strategic Growth Variable Series	Timothy Partners, Ltd. Asset allocation
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You may allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Closed Subaccount only if you held Accumulation Units in that Closed Subaccount as of April 30, 2002. This investment option will become unavailable to you once you no longer have Accumulation Units in these Closed Subaccounts.
You may allocate purchase payments to any of the following Closed Subaccounts only if you held Accumulation Units in the respective Closed Subaccount as of November 30, 2004.
▪	AIM V.I. Dynamics Fund Closed Subaccount
▪	Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount
▪	The Timothy Plan Conservative Growth Variable Series Closed Subaccount
▪	The Timothy Plan Strategic Growth Variable Series Closed Subaccount
Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount.
Substitutions of Portolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

4

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2006. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of July 15, 1997 (the Separate Account commencement date) for the Janus Aspen Series Worldwide Growth Portfolio, or as of May 1, 1998 (the effective date of the Closed Subaccounts) for The Timothy Plan Small-Cap Variable Series, or as of May 1, 2001 (the effective date of the Closed Subaccounts) for the AIM V.I. Dynamics Fund — Series I Shares, or as of May 1, 2002 (the effective date of the Closed Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series.
The Commodore Spirit® (Current Contract)

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
10.287076	105,073.806	10.463499	0.000	10.552834	88.031	12/31/06
8.984924	75,896.111	9.111342	0.000	9.175262	60.280	12/31/05
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
20.488548	1,026,072.851	20.638429	2,225.846	20.713399	151.550	12/31/99
12.632936	402,131.168	12.687776	123.659	12.715080	0.000	12/31/98
9.935860	56,665.753	9.949496	0.000	9.956287	0.000	12/31/97
The Timothy Plan Conservative Growth Variable Series
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02

5

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Timothy Plan Small-Cap Variable Series
20.317413	218,626.764	20.850379	1,655.833	21.035880	0.000	12/31/06
17.335322	277,780.814	17.736216	2,457.919	17.867005	0.000	12/31/05
17.697722	310,246.389	18.052188	2,782.088	18.157863	0.000	12/31/04
16.103370	325,717.236	16.376328	2,478.777	16.447350	0.000	12/31/03
11.570446	411,952.278	11.731810	1,895.369	11.765228	0.000	12/31/02
14.201161	358,967.966	14.356543	1,265.216	14.376029	0.000	12/31/01
12.876042	256,856.613	12.978169	676.849	12.976380	0.000	12/31/00
12.097693	94,238.615	12.157659	374.501	12.137973	0.000	12/31/99
10.283942	29,293.327	10.304332	17.653	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02

6

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Spirit® Supplemental Prospectus dated May 1, 2007 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
10.287076	105,073.806	10.228974	157.523	10.142423	0.000	12/31/06
8.984924	75,896.111	8.943219	130.974	8.881025	0.000	12/31/05
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
14.717387	1,410,898.731	14.579256	2,270.609	14.375089	0.000	12/31/06
12.627182	1,622,445.152	12.521328	2,340.830	12.364730	0.000	12/31/05
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	N/A	N/A	12/31/97
The Timothy Plan Conservative Growth Variable Series
12.081358	512,762.391	12.025018	9,153.898	11.940953	0.000	12/31/06
11.224446	572,609.363	11.183411	4,407.021	11.122095	0.000	12/31/05
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
20.317413	218,626.764	20.143256	976.759	19.884612	0.000	12/31/06
17.335322	277,780.814	17.204132	781.843	17.009020	0.000	12/31/05
17.697722	310,246.389	17.581568	782.093	17.408569	0.000	12/31/04
16.103370	325,717.236	16.013800	604.436	15.880218	0.000	12/31/03
11.570446	411,952.278	11.517409	4,231.387	11.438200	0.000	12/31/02
14.201161	358,967.966	14.150023	13.748	14.073530	0.000	12/31/01
12.876042	256,856.613	N/A	N/A	N/A	N/A	12/31/00
12.097693	94,238.615	N/A	N/A	N/A	N/A	12/31/99
10.283942	29,293.327	N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
12.181313	629,515.069	12.124648	175.753	12.040151	0.000	12/31/06
11.247959	673,218.784	11.206981	140.480	11.145787	0.000	12/31/05
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02

7

The Commodore Independence® (Current Contract)

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
10.287076	105,073.806	10.463499	0.000	10.582630	0.000	12/31/06
8.984924	75,896.111	9.111342	0.000	9.196547	0.000	12/31/05
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	N/A	N/A	12/31/97
The Timothy Plan Conservative Growth Variable Series
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
20.317413	218,626.764	20.850379	1,655.833	21.150591	0.000	12/31/06
17.335322	277,780.814	17.736216	2,457.919	17.955404	0.000	12/31/05
17.697722	310,246.389	18.052188	2,782.088	18.238528	0.000	12/31/04
16.103370	325,717.236	16.376328	2,478.777	16.512134	0.000	12/31/03
11.570446	411,952.278	11.731810	1,895.369	11.805762	0.000	12/31/02
14.201161	385,967.966	14.356543	1,265.216	14.418440	0.000	12/31/01
12.876042	256,856.613	12.978169	676.849	13.008207	0.000	12/31/00
12.097693	94,238.615	12.157659	374.501	12.137973	0.000	12/31/99
10.283942	29,293.327	10.304332	17.653	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02

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Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
10.552834	88.031	10.672996	122.199	12/31/06
9.175262	60.280	9.261113	111.545	12/31/05
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01
The Timothy Plan Conservative Growth Variable Series
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
21.035880	0.000	21.380470	758.101	12/31/06
17.867005	0.000	18.123238	739.509	12/31/05
18.157863	0.000	18.381300	565.694	12/31/04
16.447350	0.000	16.616330	366.035	12/31/03
11.765228	0.000	11.862623	528.208	12/31/02
14.376029	0.000	14.466293	0.000	12/31/01
12.976380	0.000	N/A	N/A	12/31/00
12.137973	0.000	N/A	N/A	12/31/99
N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02

9

The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
10.287076	105,073.806	10.374943	0.000	12/31/06
8.984924	75,896.111	9.047929	0.000	12/31/05
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	12/31/97
The Timothy Plan Conservative Growth Variable Series
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
20.317413	218,626.764	20.453106	0.000	12/31/06
17.335322	277,780.814	17.424644	0.000	12/31/05
17.697722	310,246.389	17.761935	0.000	12/31/04
16.103370	325,717.236	16.137364	0.000	12/31/03
11.570446	411,952.278	11.577730	0.000	12/31/02
14.201161	358,967.966	14.189031	4.378	12/31/01
12.876042	256,856.613	N/A	N/A	12/31/00
12.097693	94,238.615	N/A	N/A	12/31/99
10.283942	29,293.327	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02

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APPENDIX B: PORTFOLIOS

Portfolio / Adviser	Investment Objective / Strategy
AIM Variable Insurance Funds

AIM V.I. Dynamics Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term capital growth. The fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The advisor actively manages the fund, focusing on mid-cap companies with high growth potential that also are favorably priced relative to the growth expectations for that company. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from several different countries, including the U.S. The portfolio may, under unusual circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Timothy Plan Variable Series

The Timothy Plan Conservative Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

The Timothy Plan Small-Cap Variable Series Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Small-Cap Variable Series is to seek long-term capital growth, with a secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the Portfolio’s ethical standards, are referred to as excluded securities.

11

Portfolio / Adviser	Investment Objective / Strategy
The Timothy Plan Strategic Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
AND THE COMMODORE ADVANTAGE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2007
Annuity Investors Life Insurance Company® (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Spirit® or The Commodore Advantage® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2007, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; and The Commodore Advantage® is 333-51971.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured
▪	The Contracts are obligations of the Company and not of the bank or credit union
▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts
▪	The Contracts involve investment risk and may lose value

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®, THE COMMODORE ADVANTAGE® AND
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
This Statement of Additional Information supplements the current prospectuses for The Commodore Spirit®, The Commodore Advantage® and The Commodore Independence® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® (the “Company,” “we,” “us” or “our”) through Annuity Investors® Variable Account B (“Separate Account”). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of the prospectus applicable to your contract dated May 1, 2007, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance Company® (the “Company,” “we,” “us” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.
We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner’s last known address.
Experts
The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period then ended, and of the Company at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contracts.
The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended
Contract and	12/31/2006		12/31/2005		12/31/2004
Registration No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Spirit® 333-19725	$1,239,544	$394,356	$1,469,320	$578,381	$1,709,579	$593,096
The Commodore Advantage® 333-51955	$366,403	$96,894	$349,460	$190,891	$356,599	$99,760
The Commodore Independence®
333-51971	$151,900	$132,587	$176,464	$159,075	$195,841	$158,863
CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, we computes the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
     Where:
     BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value (“AUV”) for the
Money Market Subaccount over a 7-day period determined as follows:
AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of

4

the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.
The Securities and Exchange Commission also permits us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] — 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2006 are as follows:

	Total Separate
Contract and Registration No.	Account Charges	Yield	Effective Yield
The Commodore Spirit® 333-19725	1.65%	3.15%	3.20%
	1.50%	3.32%	3.37%
	1.40%	3.40%	3.46%
	1.10%	3.72%	3.79%
	0.95%	3.87%	3.94%
The Commodore Independence® 333-51955	1.40%	3.40%	3.46%
	1.10%	3.72%	3.79%
	0.95%	3.87%	3.94%
	0.90%	3.92%	3.99%
	0.75%	4.06%	4.14%
The Commodore Advantage® 333-51971	1.40%	3.40%	3.46%
	1.25%	3.57%	3.64%
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the our Administrative Office toll free at 1-800-789-6771.
Average Annual Total Return Calculation
We may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

5

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
We may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) — 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, we currently advertise only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

6

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent	The Commodore Spirit®
deferred sales charges and contract (or certificate) maintenance fees —	S.E.C. File No.
data is the same for all Standard Contracts).	333-19725
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	5.89%	5.28%	3.93%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	6.07%	2.67%	1.32%
AIM V.I. Dynamics Fund-Series I4	5.49%	2.01%	2.23%
AIM V.I. Financial Services Fund-Series I	5.82%	3.84%	4.98%
AIM V.I. Global Health Care Fund-Series I	-5.23%	-1.41%	5.44%
AIM V.I. High Yield Fund-Series I	0.19%	4.59%	-2.68%
AIM V.I. Small Cap Equity Fund-Series I3	6.80%	N/A	9.39%
AIM V.I. Small Cap Growth Fund-Series I4	3.53%	0.02%	3.51%
American Century VP Large Company Value-Class I3	9.31%	N/A	5.11%
American Century VP Mid Cap Value-Class I3	9.62%	N/A	8.80%
American Century VP Ultra®-Class I3	-13.63%	-4.03%	-5.43%
American Century VP VistaSM-Class I3	-1.51%	5.07%	4.62%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-6.15%	-5.41%	-10.54%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-1.32%	-3.60%	-1.70%
Dreyfus Stock Index Fund, Inc.-Initial Shares	4.89%	1.41%	2.19%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	5.85%	0.61%	2.06%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-6.68%	0.85%	2.05%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	3.91%	-1.01%	-0.10%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-6.79%	-3.17%	-1.72%
DWS Small Cap Index VIP-Class A8	6.85%	6.86%	4.30%
Janus Aspen Series Balanced Portfolio-Institutional Shares	0.17%	2.29%	6.11%
Janus Aspen Series Forty Portfolio-Institutional Shares	-1.18%	3.92%	7.04%
Janus Aspen Series International Growth Portfolio-Institutional Shares	35.97%	14.81%	9.81%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	0.82%	-1.54%	0.41%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	3.03%	4.19%	4.16%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	7.55%	-0.84%	1.59%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	0.59%	2.95%	3.60%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	-2.56%	-1.80%	3.10%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	4.42%	2.10%	1.11%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-9.69%	3.17%	4.58%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-6.60%	0.43%	1.89%
The Timothy Plan Conservative Growth Variable Series[9]	-1.37%	N/A	0.59%
The Timothy Plan Small Cap Variable Series[9]	8.20%	4.74%	6.81%
The Timothy Plan Strategic Growth Variable Series[9]	-0.70%	N/A	0.79%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-6.72%	0.22%	1.92%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	10.01%	5.46%	7.70%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	27.12%	21.36%	13.67%
Van Kampen UIF Value Portfolio-Class I	6.26%	4.25%	3.32%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

7

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent	The Commodore Spirit®
deferred sales charges and contract (or certificate) maintenance fees –	S.E.C. File No.
data is the same for all Standard Contracts).	333-19725
	Enhanced[1] Contracts
			From Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	6.24%	5.64%	4.30%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	6.42%	3.04%	1.70%
AIM V.I. Dynamics Fund-Series I4	5.84%	2.37%	2.61%
AIM V.I. Financial Services Fund-Series I	6.17%	4.20%	5.36%
AIM V.I. Global Health Care Fund-Series I	-4.92%	-1.06%	5.83%
AIM V.I. High Yield Fund-Series I	0.52%	4.96%	-2.28%
AIM V.I. Small Cap Equity Fund-Series I3	7.15%	N/A	9.75%
AIM V.I. Small Cap Growth Fund-Series I4	3.88%	0.39%	3.89%
American Century VP Large Company Value-Class I3	9.67%	N/A	5.47%
American Century VP Mid Cap Value-Class I3	9.98%	N/A	9.16%
American Century VP Ultra®-Class I3	-13.34%	-3.68%	-5.06%
American Century VP VistaSM-Class I3	-1.19%	5.43%	4.99%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-5.83%	-5.06%	-10.12%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-1.00%	-3.24%	-1.30%
Dreyfus Stock Index Fund, Inc.-Initial Shares	5.23%	1.77%	2.58%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	6.20%	0.97%	2.45%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-6.37%	1.21%	2.43%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	4.26%	-0.66%	0.29%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-6.65%	-2.93%	-1.45%
DWS Small Cap Index VIP-Class A8	7.20%	7.22%	4.67%
Janus Aspen Series Balanced Portfolio-Institutional Shares	0.50%	2.65%	6.49%
Janus Aspen Series Forty Portfolio-Institutional Shares	-0.85%	4.28%	7.42%
Janus Aspen Series International Growth Portfolio-Institutional Shares	36.41%	15.19%	10.18%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	1.16%	-1.18%	0.81%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	3.37%	4.56%	4.53%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	7.91%	-0.49%	1.97%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	0.93%	3.31%	3.98%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	-2.24%	-1.46%	3.48%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	4.76%	2.46%	1.49%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-9.39%	3.53%	4.94%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-6.29%	0.79%	2.27%
The Timothy Plan Conservative Growth Variable Series[9]	-1.04%	N/A	0.95%
The Timothy Plan Small Cap Variable Series[9]	8.56%	5.09%	7.19%
The Timothy Plan Strategic Growth Variable Series[9]	-0.37%	N/A	1.15%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-6.41%	0.58%	2.31%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	10.37%	5.82%	8.08%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	27.53%	21.75%	14.05%
Van Kampen UIF Value Portfolio-Class I	6.61%	4.60%	3.71%

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

8

Standardized Average Annual Total Return Data	The Commodore Advantage®
(Data reflects deduction of all recurring charges including	S.E.C. File No.
contingent deferred sales charges and contract (or certificate)	333-51971
maintenance fees – data is the same for all Standard Contracts).	Standard[1]
	Contracts
			From
			Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	3.89%	4.95%	3.93%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	4.07%	2.30%	1.32%
AIM V.I. Dynamics Fund-Series I4	3.49%	1.63%	2.23%
AIM V.I. Financial Services Fund-Series I	3.82%	3.49%	4.78%
AIM V.I. Global Health Care Fund-Series I	-7.23%	-1.84%	5.44%
AIM V.I. High Yield Fund-Series I	-1.81%	4.26%	-2.68%
AIM V.I. Small Cap Equity Fund-Series I3	4.80%	N/A	8.90%
AIM V.I. Small Cap Growth Fund-Series I4	1.53%	-0.38%	3.51%
American Century VP Large Company Value-Class I3	7.31%	N/A	4.20%
American Century VP Mid Cap Value-Class I3	7.62%	N/A	7.92%
American Century VP Ultra®-Class I3	-15.63%	-4.51%	-5.89%
American Century VP VistaSM-Class I3	-3.51%	4.74%	4.30%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-8.15%	-5.92%	-11.11%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-3.32%	-4.07%	-1.70%
Dreyfus Stock Index Fund, Inc.-Initial Shares	2.89%	1.03%	2.19%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	3.85%	0.22%	2.06%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-8.68%	0.46%	2.05%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	1.91%	-1.43%	-0.10%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-8.79%	-3.86%	-1.72%
DWS Small Cap Index VIP-Class A8	4.85%	6.55%	4.30%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-1.83%	1.92%	6.11%
Janus Aspen Series Forty Portfolio-Institutional Shares	-3.18%	3.57%	7.04%
Janus Aspen Series International Growth Portfolio-Institutional Shares	33.97%	14.58%	9.81%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	-1.18%	-1.97%	0.41%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	1.03%	3.85%	4.16%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	5.55%	-1.26%	1.59%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-1.41%	2.59%	3.60%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	-4.56%	-2.24%	3.10%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	2.42%	1.73%	1.11%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-11.69%	2.81%	4.37%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-8.60%	0.03%	1.89%
The Timothy Plan Conservative Growth Variable Series[9]	-3.37%	N/A	0.17%
The Timothy Plan Small Cap Variable Series[9]	6.20%	4.40%	6.81%
The Timothy Plan Strategic Growth Variable Series[9]	-2.70%	N/A	0.37%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-8.72%	-0.18%	1.92%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	8.01%	5.14%	7.70%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	25.12%	21.18%	13.67%
Van Kampen UIF Value Portfolio-Class I	4.26%	3.91%	3.32%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

9

Standardized Average Annual Total Return Data	The Commodore Independence®
(Data reflects deduction of all recurring charges including	S.E.C. File No.
contingent deferred sales charges and contract (or certificate)	333-51955
maintenance fees – data is the same for all Standard Contracts).	Standard[1] Contracts
			From
			Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	10.89%	4.78%	3.13%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	11.07%	2.12%	0.34%
AIM V.I. Dynamics Fund-Series I4	10.49%	1.45%	1.30%
AIM V.I. Financial Services Fund-Series I	10.82%	3.32%	4.15%
AIM V.I. Global Health Care Fund-Series I	-0.23%	-2.06%	4.75%
AIM V.I. High Yield Fund-Series I	5.19%	4.09%	-4.03%
AIM V.I. Small Cap Equity Fund-Series I3	11.80%	N/A	9.39%
AIM V.I. Small Cap Growth Fund-Series I4	8.53%	-0.58%	2.69%
American Century VP Large Company Value-Class I3	14.31%	N/A	6.02%
American Century VP Mid Cap Value-Class I3	14.62%	N/A	9.68%
American Century VP Ultra®-Class I3	-8.63%	-4.75%	-6.36%
American Century VP VistaSM-Class I3	3.49%	4.57%	3.98%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-1.15%	-6.17%	-12.95%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	3.68%	-4.30%	-2.99%
Dreyfus Stock Index Fund, Inc.-Initial Shares	9.89%	0.84%	1.28%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	10.85%	0.02%	1.13%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-1.68%	0.26%	1.12%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	8.91%	-1.64%	-1.22%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-1.79%	-3.86%	-3.01%
DWS Small Cap Index VIP-Class A8	11.85%	6.40%	3.52%
Janus Aspen Series Balanced Portfolio-Institutional Shares	5.17%	1.73%	5.46%
Janus Aspen Series Forty Portfolio-Institutional Shares	3.82%	3.40%	6.43%
Janus Aspen Series International Growth Portfolio-Institutional Shares	40.97%	14.46%	9.32%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	5.82%	-2.18%	-0.65%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	8.03%	3.68%	3.38%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	12.55%	-1.47%	0.63%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	5.59%	2.41%	2.79%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	2.44%	-2.45%	2.25%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	9.42%	1.54%	0.11%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-4.69%	2.63%	3.72%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-1.60%	-0.17%	0.99%
The Timothy Plan Conservative Growth Variable Series[9]	3.63%	N/A	0.17%
The Timothy Plan Small Cap Variable Series[9]	13.20%	4.23%	6.16%
The Timothy Plan Strategic Growth Variable Series[9]	4.30%	N/A	0.37%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-1.72%	-0.39%	0.99%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	15.01%	4.98%	7.12%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	32.12%	21.08%	13.31%
Van Kampen UIF Value Portfolio-Class I	11.26%	3.74%	2.50%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

10

Non Standardized Average Annual Total Return Data	The Commodore Spirit®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-19725
maintenance fees – data is the same for all Standard Contracts).	Standard[1]
	Contracts
			From
			Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	14.89%	7.91%	6.07%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	15.07%	5.56%	3.87%
AIM V.I. Dynamics Fund-Series I4	14.49%	4.97%	4.64%
AIM V.I. Financial Services Fund-Series I	14.82%	6.61%	7.25%
AIM V.I. Global Health Care Fund-Series I	3.77%	1.95%	7.32%
AIM V.I. High Yield Fund-Series I	9.19%	7.29%	0.68%
AIM V.I. Small Cap Equity Fund-Series I3	15.80%	N/A	13.12%
AIM V.I. Small Cap Growth Fund-Series I4	12.53%	3.21%	5.71%
American Century VP Large Company Value-Class I3	18.31%	N/A	11.28%
American Century VP Mid Cap Value-Class I3	18.62%	N/A	14.76%
American Century VP Ultra®-Class I3	-4.63%	-0.32%	-1.29%
American Century VP VistaSM-Class I3	7.49%	7.72%	7.59%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.85%	-1.50%	-5.09%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	7.68%	0.05%	1.49%
Dreyfus Stock Index Fund, Inc.-Initial Shares	13.89%	4.44%	4.58%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	14.85%	3.73%	4.47%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	2.32%	3.94%	4.46%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	12.91%	2.30%	2.73%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.21%	0.42%	1.48%
DWS Small Cap Index VIP-Class A8	15.85%	9.35%	6.37%
Janus Aspen Series Balanced Portfolio-Institutional Shares	9.17%	5.22%	7.90%
Janus Aspen Series Forty Portfolio-Institutional Shares	7.82%	6.68%	8.71%
Janus Aspen Series International Growth Portfolio-Institutional Shares	44.97%	16.70%	11.17%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	9.82%	1.84%	3.14%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	12.03%	6.93%	6.22%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	16.55%	2.45%	4.09%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	9.59%	5.81%	5.75%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	6.44%	1.61%	5.33%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	13.42%	5.05%	3.70%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-0.69%	6.01%	6.91%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	2.40%	3.57%	4.24%
The Timothy Plan Conservative Growth Variable Series[9]	7.63%	N/A	4.13%
The Timothy Plan Small Cap Variable Series[9]	17.20%	7.42%	8.60%
The Timothy Plan Strategic Growth Variable Series[9]	8.30%	N/A	4.31%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.28%	3.38%	4.36%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	19.01%	8.08%	9.29%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	36.12%	22.89%	14.70%
Van Kampen UIF Value Portfolio-Class I	15.26%	6.98%	5.52%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

11

Non Standardized Average Annual Total Return Data	The Commodore Spirit®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-19725
maintenance fees – data is the same for all Standard Contracts).	Enhanced[1]
	Contracts
			From
			Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	15.24%	8.24%	6.39%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	15.42%	5.89%	4.18%
AIM V.I. Dynamics Fund-Series I4	14.84%	5.29%	4.96%
AIM V.I. Financial Services Fund-Series I	15.17%	6.94%	7.58%
AIM V.I. Global Health Care Fund-Series I	4.08%	2.26%	7.65%
AIM V.I. High Yield Fund-Series I	9.52%	7.62%	0.99%
AIM V.I. Small Cap Equity Fund-Series I3	16.15%	N/A	13.46%
AIM V.I. Small Cap Growth Fund-Series I4	12.88%	3.53%	6.03%
American Century VP Large Company Value-Class I3	18.67%	N/A	11.62%
American Century VP Mid Cap Value-Class I3	18.98%	N/A	15.10%
American Century VP Ultra®-Class I3	-4.34%	-0.02%	-0.99%
American Century VP VistaSM-Class I3	7.81%	8.05%	7.92%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	3.17%	-1.20%	-4.80%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	8.00%	0.36%	1.80%
Dreyfus Stock Index Fund, Inc.-Initial Shares	14.23%	4.76%	4.90%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	15.20%	4.05%	4.79%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	2.63%	4.26%	4.78%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	13.26%	2.61%	3.04%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.35%	0.63%	1.68%
DWS Small Cap Index VIP-Class A8	16.20%	9.68%	6.69%
Janus Aspen Series Balanced Portfolio-Institutional Shares	9.50%	5.54%	8.23%
Janus Aspen Series Forty Portfolio-Institutional Shares	8.15%	7.01%	9.04%
Janus Aspen Series International Growth Portfolio-Institutional Shares	45.41%	17.06%	11.51%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	10.16%	2.15%	3.46%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	12.37%	7.26%	6.54%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	16.91%	2.76%	4.40%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	9.93%	6.14%	6.07%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	6.76%	1.91%	5.65%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	13.76%	5.37%	4.01%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-0.39%	6.33%	7.23%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	2.71%	3.89%	4.56%
The Timothy Plan Conservative Growth Variable Series[9]	7.96%	N/A	4.45%
The Timothy Plan Small Cap Variable Series[9]	17.56%	7.74%	8.93%
The Timothy Plan Strategic Growth Variable Series[9]	8.63%	N/A	4.63%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.59%	3.70%	4.68%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	19.37%	8.40%	9.63%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	36.53%	23.26%	15.05%
Van Kampen UIF Value Portfolio-Class I	15.61%	7.30%	5.84%

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

12

Non Standardized Average Annual Total Return Data	The Commodore Advantage®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-51971
maintenance fees – data is the same for all Standard Contracts).	Standard[1] Contracts
			From Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	14.89%	7.91%	6.07%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	15.07%	5.56%	3.87%
AIM V.I. Dynamics Fund-Series I4	14.49%	4.97%	4.64%
AIM V.I. Financial Services Fund-Series I	14.82%	6.61%	7.25%
AIM V.I. Global Health Care Fund-Series I	3.77%	1.95%	7.32%
AIM V.I. High Yield Fund-Series I	9.19%	7.29%	0.68%
AIM V.I. Small Cap Equity Fund-Series I3	15.80%	N/A	13.12%
AIM V.I. Small Cap Growth Fund-Series I4	12.53%	3.21%	5.71%
American Century VP Large Company Value-Class I3	18.31%	N/A	11.28%
American Century VP Mid Cap Value-Class I3	18.62%	N/A	14.76%
American Century VP Ultra®-Class I3	-4.63%	-0.32%	-1.29%
American Century VP VistaSM-Class I3	7.49%	7.72%	7.59%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.85%	-1.50%	-5.09%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	7.68%	0.05%	1.49%
Dreyfus Stock Index Fund, Inc.-Initial Shares	13.89%	4.44%	4.58%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	14.85%	3.73%	4.47%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	2.32%	3.94%	4.46%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	12.91%	2.30%	2.73%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.21%	0.42%	1.48%
DWS Small Cap Index VIP-Class A8	15.85%	9.35%	6.37%
Janus Aspen Series Balanced Portfolio-Institutional Shares	9.17%	5.22%	7.90%
Janus Aspen Series Forty Portfolio-Institutional Shares	7.82%	6.68%	8.71%
Janus Aspen Series International Growth Portfolio-Institutional Shares	44.97%	16.70%	11.17%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	9.82%	1.84%	3.14%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	12.03%	6.93%	6.22%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	16.55%	2.45%	4.09%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	9.59%	5.81%	5.75%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	6.44%	1.61%	5.33%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	13.42%	5.05%	3.70%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-0.69%	6.01%	6.91%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	2.40%	3.57%	4.24%
The Timothy Plan Conservative Growth Variable Series[9]	7.63%	N/A	4.13%
The Timothy Plan Small Cap Variable Series[9]	17.20%	7.42%	8.60%
The Timothy Plan Strategic Growth Variable Series[9]	8.30%	N/A	4.31%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.28%	3.38%	4.36%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	19.01%	8.08%	9.29%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	36.12%	22.89%	14.70%
Van Kampen UIF Value Portfolio-Class I	15.26%	6.98%	5.52%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

13

Non Standardized Average Annual Total Return Data	The Commodore Independence®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-51971
maintenance fees – data is the same for all Standard Contracts).	Standard[1] Contracts
			From
			Inception
All Periods Ending 12/31/06	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	14.89%	7.91%	6.07%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	15.07%	5.56%	3.87%
AIM V.I. Dynamics Fund-Series I4	14.49%	4.97%	4.64%
AIM V.I. Financial Services Fund-Series I	14.82%	6.61%	7.25%
AIM V.I. Global Health Care Fund-Series I	3.77%	1.95%	7.32%
AIM V.I. High Yield Fund-Series I	9.19%	7.29%	0.68%
AIM V.I. Small Cap Equity Fund-Series I3	15.80%	N/A	13.12%
AIM V.I. Small Cap Growth Fund-Series I4	12.53%	3.21%	5.71%
American Century VP Large Company Value-Class I3	18.31%	N/A	11.28%
American Century VP Mid Cap Value-Class I3	18.62%	N/A	14.76%
American Century VP Ultra®-Class I3	-4.63%	-0.32%	-1.29%
American Century VP VistaSM-Class I3	7.49%	7.72%	7.59%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.85%	-1.50%	-5.09%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	7.68%	0.05%	1.49%
Dreyfus Stock Index Fund, Inc.-Initial Shares	13.89%	4.44%	4.58%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	14.85%	3.73%	4.47%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	2.32%	3.94%	4.46%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	12.91%	2.30%	2.73%
Dreyfus VIF. Money Market Portfolio-Initial Shares	2.21%	0.42%	1.48%
DWS Small Cap Index VIP-Class A8	15.85%	9.35%	6.37%
Janus Aspen Series Balanced Portfolio-Institutional Shares	9.17%	5.22%	7.90%
Janus Aspen Series Forty Portfolio-Institutional Shares	7.82%	6.68%	8.71%
Janus Aspen Series International Growth Portfolio-Institutional Shares	44.97%	16.70%	11.17%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	9.82%	1.84%	3.14%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	12.03%	6.93%	6.22%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	16.55%	2.45%	4.09%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	9.59%	5.81%	5.75%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	6.44%	1.61%	5.33%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	13.42%	5.05%	3.70%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-0.69%	6.01%	6.91%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	2.40%	3.57%	4.24%
The Timothy Plan Conservative Growth Variable Series[9]	7.63%	N/A	4.13%
The Timothy Plan Small Cap Variable Series[9]	17.20%	7.42%	8.60%
The Timothy Plan Strategic Growth Variable Series[9]	8.30%	N/A	4.31%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.28%	3.38%	4.36%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	19.01%	8.08%	9.29%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	36.12%	22.89%	14.70%
Van Kampen UIF Value Portfolio-Class I	15.26%	6.98%	5.52%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2006 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2006.

4/	From Subaccount inception date (8/23/97) to 12/31/2006.

5/	From Subaccount inception date (9/21/99) to 12/31/2006.

6/	From Subaccount inception date (11/30/98) to 12/31/2006.

7/	From Subaccount inception date (10/28/97) to 12/31/2006.

8/	From Subaccount inception date (8/22/97) to 12/31/2006.

9/	From Subaccount inception date (5/01/02) to 12/31/2006.

14

OTHER PERFORMANCE MEASURES
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, we do not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by us or GAA.
The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

15

BENEFIT UNITS — TRANSFER FORMULAS
Transfer of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
= UNIT1 — BU1 (trans)
The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
BU2 (trans) = BU1 (trans) * BUV1/BUV2.
The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
= UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end            of the Valuation Period in which the transfer request was received.
BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of            the Valuation Period in which the transfer request was received.
UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

16

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

17

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of non-tax qualified Contracts.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2006 and for the years ended December 31, 2006 and 2005, and the Company’s audited financial statements at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

18

ANNUITY INVESTORS
VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firms
Contract Holders of Annuity Investors Variable Account B
   and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (“the Account”), comprised of the sub accounts listed in Note 1, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2006, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 25, 2007

1

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	841,286.974	$15,520,707	$15,504,918
Core Equity Fund	378,118.151	9,485,858	10,292,375
Dynamics Fund	63,250.548	925,702	1,084,746
Global Health Care Fund	200,501.647	3,672,669	4,312,790
High Yield Fund	670,337.577	4,156,664	4,102,465
Financial Services Fund	142,450.191	1,980,357	2,480,058
Small Cap Equity Fund	52,440.992	764,894	796,579
Small Company Growth Fund	87,252.655	1,359,305	1,614,175
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	425,804.492	5,248,454	5,526,943
Mid Cap Value Fund	927,181.216	12,443,615	12,507,675
Ultra Fund	716,053.182	7,220,875	7,189,175
Vista Fund	755,377.074	11,803,170	11,889,634
DWS Investments VIT Funds — Class A:
Small Cap Index	489,118.157	6,672,987	7,884,587
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	342,231.091	11,258,608	14,561,932
Growth and Income Portfolio	286,913.955	5,491,879	7,112,596
Money Market Portfolio	7,747,703.768	7,747,704	7,747,704
Developing Leaders Portfolio	296,390.947	10,658,200	12,457,311
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,496,510.066	14,158,888	14,127,056
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	283,352.083	7,840,232	8,061,367
Stock Index Fund, Inc.	1,775,701.518	48,400,780	64,191,611
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	608,593.336	10,895,974	20,065,322
Balanced Portfolio	2,132,396.208	50,127,003	59,472,528
Forty Portfolio	492,843.699	11,233,917	14,864,167
Large Cap Growth Portfolio	968,409.503	17,591,024	22,389,628
International Growth Portfolio	653,750.428	20,457,017	33,478,560
Worldwide Growth Portfolio	648,747.809	13,905,870	21,064,842
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	1,271,949.396	14,432,296	14,500,223
U.S. Mid Cap Value Portfolio	699,632.086	10,944,965	13,810,737
U.S. Real Estate Portfolio	798,270.718	14,141,132	23,437,228
Value Portfolio	964,467.200	12,663,941	14,341,626
Timothy Partners, Ltd. — Variable Series:
Small-Cap Fund	300,022.519	4,100,030	4,512,339
Conservative Growth Fund	523,640.026	5,588,328	6,356,989
Strategic Growth Fund	635,687.110	6,732,622	7,672,743
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	194,768.010	3,225,572	3,445,446
Capital Appreciation Fund	57,722.351	2,245,964	2,391,437
Main Street Fund	95,369.114	2,033,370	2,363,246
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	184,843.257	2,355,839	2,205,180
Total Return Portfolio	217,031.133	2,245,650	2,196,354

Total cost		$391,732,062

Total assets			$482,014,292
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund - 1.50% series contract	6,310.413	$12.903468	$81,426
Capital Development Fund - 1.40% series contract	1,168,401.050	12.930724	15,108,271
Capital Development Fund - 1.25% series contract	3,263.486	12.971702	42,333
Capital Development Fund - 1.10% series contract	6,948.243	13.012710	90,415
Capital Development Fund - 0.95% series contract	30.786	13.053761	402
Capital Development Fund - 0.75% series contract	13,889.446	13.108573	182,071
Core Equity Fund - 1.40% series contract	946,182.515	10.812798	10,230,880
Core Equity Fund - 1.25% series contract	1,519.271	10.823900	16,444
Core Equity Fund - 1.10% series contract	3,675.733	10.834974	39,826
Core Equity Fund - 0.75% series contract	481.069	10.860776	5,225
Dynamics Fund - 1.50% series contract	157.523	10.228974	1,611
Dynamics Fund - 1.40% series contract	105,073.806	10.287076	1,080,902
Dynamics Fund - 0.95% series contract	88.031	10.552834	929
Dynamics Fund - 0.75% series contract	122.199	10.672996	1,304
Global Health Care Fund - 1.50% series contract	1,501.864	11.149126	16,744
Global Health Care Fund - 1.40% series contract	367,788.244	11.212446	4,123,806
Global Health Care Fund - 1.25% series contract	3,860.272	11.308218	43,653
Global Health Care Fund - 1.10% series contract	1,104.143	11.404707	12,592
Global Health Care Fund - 0.95% series contract	305.222	11.502013	3,511
Global Health Care Fund - 0.75% series contract	9,669.402	11.632963	112,484
High Yield Fund - 1.50% series contract	1,002.991	11.855400	11,891
High Yield Fund - 1.40% series contract	336,558.419	11.887590	4,000,868
High Yield Fund - 1.25% series contract	6,170.179	11.935983	73,647
High Yield Fund - 1.10% series contract	257.915	11.984482	3,091
High Yield Fund - 0.95% series contract	176.048	12.033030	2,118
High Yield Fund - 0.75% series contract	896.818	12.097966	10,850
Financial Services Fund - 1.50% series contract	876.437	13.175998	11,548
Financial Services Fund - 1.40% series contract	177,386.400	13.250780	2,350,508
Financial Services Fund - 1.25% series contract	3,143.486	13.363998	42,010
Financial Services Fund - 1.10% series contract	2,490.821	13.477974	33,571
Financial Services Fund - 0.95% series contract	112.573	13.592983	1,530
Financial Services Fund - 0.75% series contract	2,974.384	13.747660	40,891
Small Cap Equity Fund - 1.50% series contract	940.773	12.546245	11,803
Small Cap Equity Fund - 1.40% series contract	59,594.167	12.572746	749,262
Small Cap Equity Fund - 1.25% series contract	1,809.113	12.612595	22,818
Small Cap Equity Fund - 1.10% series contract	552.133	12.652463	6,986
Small Cap Equity Fund - 0.75% series contract	447.990	12.745634	5,710
Small Company Growth Fund - 1.50% series contract	288.452	10.298362	2,971
Small Company Growth Fund - 1.40% series contract	145,499.534	10.356858	1,506,918
Small Company Growth Fund - 1.25% series contract	3,449.366	10.445364	36,030
Small Company Growth Fund - 1.10% series contract	2,285.979	10.534498	24,082
Small Company Growth Fund - 0.75% series contract	4,110.972	10.745391	44,174
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	1,522.201	12.468255	18,979
Large Company Value Fund - 1.40% series contract	420,902.275	12.494572	5,258,994
Large Company Value Fund - 1.25% series contract	18,866.080	12.534154	236,470
Large Company Value Fund - 1.10% series contract	280.955	12.573776	3,533
Large Company Value Fund - 0.95% series contract	125.863	12.613437	1,588
Large Company Value Fund - 0.75% series contract	582.549	12.666366	7,379
Mid Cap Value Fund - 1.50% series contract	2,820.049	13.292897	37,487
Mid Cap Value Fund - 1.40% series contract	911,824.088	13.320957	12,146,369
Mid Cap Value Fund - 1.25% series contract	17,345.331	13.363156	231,788
Mid Cap Value Fund - 1.10% series contract	2,031.092	13.405406	27,228
Mid Cap Value Fund - 0.75% series contract	4,798.742	13.504095	64,803
Ultra Fund - 1.65% series contract	457.152	9.926893	4,538
Ultra Fund - 1.50% series contract	1,833.836	9.958375	18,262
Ultra Fund - 1.40% series contract	707,542.380	9.979396	7,060,846
Ultra Fund - 1.10% series contract	8,378.330	10.042693	84,141
Ultra Fund - 0.95% series contract	485.952	10.074375	4,896
Ultra Fund - 0.75% series contract	1,630.132	10.116676	16,492
Vista Fund - 1.50% series contract	1,258.202	11.893183	14,964
Vista Fund - 1.40% series contract	976,806.445	11.918299	11,641,871
Vista Fund - 1.25% series contract	979.911	11.956077	11,716
Vista Fund - 1.10% series contract	11,321.554	11.993889	135,789
Vista Fund - 0.95% series contract	181.135	12.031706	2,179
Vista Fund - 0.75% series contract	6,879.128	12.082229	83,115
DWS Investments VIT Funds — Class A:
Small Cap Index Fund - 1.50% series contract	615.066	17.188175	10,572
Small Cap Index Fund - 1.40% series contract	452,371.808	17.321028	7,835,545
Small Cap Index Fund - 1.25% series contract	798.011	17.520732	13,982
Small Cap Index Fund - 1.10% series contract	276.237	17.722591	4,896
Small Cap Index Fund - 0.95% series contract	73.897	17.926929	1,325
Small Cap Index Fund - 0.75% series contract	1,003.543	18.202156	18,267
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	712.903	$14.876931	$10,606
Appreciation Portfolio - 1.40% series contract	946,182.350	15.017729	14,209,510
Appreciation Portfolio - 1.25% series contract	16,608.513	12.237088	203,240
Appreciation Portfolio - 1.10% series contract	4,551.668	15.447987	70,314
Appreciation Portfolio - 0.75% series contract	5,348.565	12.762733	68,262
Growth and Income Portfolio - 1.50% series contract	5.035	12.678713	64
Growth and Income Portfolio - 1.40% series contract	534,977.589	12.799045	6,847,202
Growth and Income Portfolio - 1.25% series contract	12,161.716	11.784954	143,325
Growth and Income Portfolio - 1.10% series contract	3,400.363	13.165752	44,768
Growth and Income Portfolio - 0.75% series contract	6,284.037	12.290990	77,237
Money Market Portfolio - 1.50% series contract	3,051.950	1.175965	3,589
Money Market Portfolio - 1.40% series contract	6,426,348.042	1.183188	7,603,578
Money Market Portfolio - 1.25% series contract	1,045.886	1.161069	1,214
Money Market Portfolio - 1.10% series contract	35,651.958	1.211707	43,200
Money Market Portfolio - 0.75% series contract	79,903.634	1.202985	96,123
Developing Leaders Portfolio - 1.50% series contract	2,001.076	14.909246	29,835
Developing Leaders Portfolio - 1.40% series contract	807,530.215	15.049986	12,153,318
Developing Leaders Portfolio - 1.25% series contract	7,958.520	14.301836	113,821
Developing Leaders Portfolio - 1.10% series contract	5,517.924	15.481299	85,425
Developing Leaders Portfolio - 0.95% series contract	516.548	15.701713	8,111
Developing Leaders Portfolio - 0.75% series contract	4,478.428	14.916250	66,801
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	836.015	10.661865	8,913
Technology Growth Portfolio - 1.40% series contract	1,309,668.746	10.684409	13,993,037
Technology Growth Portfolio - 1.25% series contract	1,372.144	10.718243	14,707
Technology Growth Portfolio - 1.10% series contract	7,254.620	10.752145	78,003
Technology Growth Portfolio - 0.95% series contract	493.194	10.786066	5,320
Technology Growth Portfolio - 0.75% series contract	2,499.762	10.831351	27,076
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	571.225	11.246730	6,424
Socially Responsible Growth Fund, Inc. - 1.40% series contract	701,011.037	11.353220	7,958,733
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,863.440	11.678582	68,477
Socially Responsible Growth Fund, Inc. - 0.75% series contract	2,857.136	9.706556	27,733
Stock Index Fund, Inc. - 1.65% series contract	348.268	14.826623	5,164
Stock Index Fund, Inc. - 1.50% series contract	8,606.065	15.037150	129,411
Stock Index Fund, Inc. - 1.40% series contract	4,190,418.249	15.179498	63,608,445
Stock Index Fund, Inc. - 1.25% series contract	11,156.427	12.245744	136,619
Stock Index Fund, Inc. - 1.10% series contract	7,744.043	15.614354	120,918
Stock Index Fund, Inc. - 0.95% series contract	532.986	15.836519	8,441
Stock Index Fund, Inc. - 0.75% series contract	14,298.329	12.771644	182,613
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.50% series contract	1,325.013	17.557561	23,264
Mid Cap Growth Portfolio - 1.40% series contract	1,111,731.741	17.723408	19,703,675
Mid Cap Growth Portfolio - 1.25% series contract	481.607	14.043955	6,764
Mid Cap Growth Portfolio - 1.10% series contract	15,635.292	18.231471	285,054
Mid Cap Growth Portfolio - 0.95% series contract	198.823	18.490639	3,676
Mid Cap Growth Portfolio - 0.75% series contract	2,928.081	14.647491	42,889
Balanced Portfolio - 1.65% series contract	649.982	20.050525	13,032
Balanced Portfolio - 1.50% series contract	6,361.876	20.335245	129,370
Balanced Portfolio - 1.40% series contract	2,849,443.225	20.527683	58,492,467
Balanced Portfolio - 1.25% series contract	31,326.242	16.248241	508,996
Balanced Portfolio - 1.10% series contract	10,256.899	21.115777	216,582
Balanced Portfolio - 0.95% series contract	38.089	21.416039	816
Balanced Portfolio - 0.75% series contract	6,565.836	16.946087	111,265
Forty Portfolio - 1.50% series contract	4,556.601	11.316239	51,564
Forty Portfolio - 1.40% series contract	1,272,789.383	11.403714	14,514,526
Forty Portfolio - 1.25% series contract	10,429.872	11.535242	120,311
Forty Portfolio - 1.10% series contract	6,914.755	11.668168	80,683
Forty Portfolio - 0.95% series contract	238.337	11.802739	2,813
Forty Portfolio - 0.75% series contract	7,866.365	11.983880	94,270
Large Cap Growth Portfolio - 1.50% series contract	1,925.851	13.207761	25,436
Large Cap Growth Portfolio - 1.40% series contract	1,661,699.848	13.332590	22,154,763
Large Cap Growth Portfolio - 1.25% series contract	5,554.950	10.774147	59,850
Large Cap Growth Portfolio - 1.10% series contract	8,850.842	13.714717	121,387
Large Cap Growth Portfolio - 0.75% series contract	2,508.839	11.236984	28,192
International Growth Portfolio - 1.50% series contract	1,771.310	27.242589	48,255
International Growth Portfolio - 1.40% series contract	1,183,279.918	27.500771	32,541,110
International Growth Portfolio - 1.25% series contract	19,213.077	22.376171	429,915
International Growth Portfolio - 1.10% series contract	12,357.534	28.288499	349,576
International Growth Portfolio - 0.95% series contract	56.867	28.690648	1,632
International Growth Portfolio - 0.75% series contract	4,630.919	23.336974	108,072
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
Janus Aspen Series — Institutional Shares:
Worldwide Growth Portfolio - 1.50% series contract	2,270.609	$14.579256	$33,104
Worldwide Growth Portfolio - 1.40% series contract	1,410,898.731	14.717387	20,764,743
Worldwide Growth Portfolio - 1.25% series contract	9,745.222	11.427272	111,361
Worldwide Growth Portfolio - 1.10% series contract	8,089.661	15.139123	122,470
Worldwide Growth Portfolio - 0.95% series contract	198.036	15.354205	3,041
Worldwide Growth Portfolio - 0.75% series contract	2,527.467	11.918070	30,123
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	4,453.465	14.857509	66,167
Core Plus Fixed Income Portfolio - 1.40% series contract	934,853.788	14.997858	14,020,804
Core Plus Fixed Income Portfolio - 1.25% series contract	17,328.704	14.144834	245,112
Core Plus Fixed Income Portfolio - 1.10% series contract	4,516.328	15.427535	69,676
Core Plus Fixed Income Portfolio - 0.75% series contract	6,674.444	14.752371	98,464
U.S. Mid Cap Value Portfolio - 1.65% series contract	419.476	22.621528	9,489
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,843.512	22.942807	65,238
U.S. Mid Cap Value Portfolio - 1.40% series contract	581,474.070	23.159385	13,466,582
U.S. Mid Cap Value Portfolio - 1.25% series contract	2,570.430	19.169188	49,273
U.S. Mid Cap Value Portfolio - 1.10% series contract	6,217.919	23.822985	148,129
U.S. Mid Cap Value Portfolio - 0.75% series contract	3,602.634	19.992502	72,026
U.S. Real Estate Portfolio - 1.50% series contract	678.325	36.367906	24,669
U.S. Real Estate Portfolio - 1.40% series contract	617,880.841	36.711245	22,683,175
U.S. Real Estate Portfolio - 1.25% series contract	6,702.469	35.176624	235,770
U.S. Real Estate Portfolio - 1.10% series contract	6,918.700	37.762738	261,269
U.S. Real Estate Portfolio - 0.95% series contract	185.446	38.299964	7,103
U.S. Real Estate Portfolio - 0.75% series contract	6,139.587	36.686891	225,242
Value Portfolio - 1.50% series contract	949.440	16.455411	15,623
Value Portfolio - 1.40% series contract	850,561.888	16.611311	14,128,948
Value Portfolio - 1.25% series contract	3,065.792	15.898419	48,741
Value Portfolio - 1.10% series contract	6,292.311	17.087197	107,518
Value Portfolio - 0.95% series contract	33.363	17.330296	578
Value Portfolio - 0.75% series contract	2,425.539	16.581099	40,218
Timothy Partners, Ltd. — Variable Series:
Small-Cap Fund - 1.50% series contract	976.759	20.143256	19,675
Small-Cap Fund - 1.40% series contract	218,626.764	20.317413	4,441,930
Small-Cap Fund - 1.10% series contract	1,655.833	20.850379	34,525
Small-Cap Fund - 0.75% series contract	758.101	21.380470	16,209
Conservative Growth Fund - 1.50% series contract	9,153.898	12.025018	110,076
Conservative Growth Fund - 1.40% series contract	512,762.391	12.081358	6,194,866
Conservative Growth Fund - 1.10% series contract	13.418	12.252064	164
Conservative Growth Fund - 0.75% series contract	4,166.020	12.453961	51,883
Strategic Growth Fund - 1.50% series contract	175.753	12.124648	2,131
Strategic Growth Fund - 1.40% series contract	629,515.069	12.181313	7,668,320
Strategic Growth Fund - 0.75% series contract	182.582	12.555889	2,292
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund - 1.50% series contract	5,109.117	11.521604	58,865
Balanced Fund - 1.40% series contract	284,653.565	11.545935	3,286,592
Balanced Fund - 1.25% series contract	3,550.912	11.582542	41,129
Balanced Fund - 1.10% series contract	2,173.335	11.619151	25,252
Balanced Fund - 0.95% series contract	21.039	11.655797	245
Balanced Fund - 0.75% series contract	2,850.419	11.704735	33,363
Capital Appreciation Fund - 1.50% series contract	712.676	11.356572	8,094
Capital Appreciation Fund - 1.40% series contract	206,005.347	11.380578	2,344,460
Capital Appreciation Fund - 1.10% series contract	1,085.611	11.452745	12,433
Capital Appreciation Fund - 0.75% series contract	2,292.609	11.537101	26,450
Main Street Fund - 1.50% series contract	705.457	12.241524	8,636
Main Street Fund - 1.40% series contract	188,104.597	12.267378	2,307,550
Main Street Fund - 1.25% series contract	1,521.948	12.306240	18,729
Main Street Fund - 1.10% series contract	2,240.578	12.345144	27,660
Main Street Fund - 0.75% series contract	53.947	12.436042	671
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	776.634	10.132796	7,869
Real Return Portfolio - 1.40% series contract	212,006.902	10.154210	2,152,763
Real Return Portfolio - 1.10% series contract	4,352.416	10.218623	44,476
Real Return Portfolio - 0.75% series contract	7.016	10.293911	72
Total Return Portfolio - 1.50% series contract	778.595	10.395533	8,094
Total Return Portfolio - 1.40% series contract	207,153.358	10.417487	2,158,017
Total Return Portfolio - 1.25% series contract	972.190	10.450511	10,160
Total Return Portfolio - 1.10% series contract	1,880.102	10.483551	19,710
Total Return Portfolio - 0.75% series contract	35.340	10.567262	373

Net assets attributable to variable annuity contract holders			$482,014,292

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Porfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	$0	$8,426	$(8,426)	$21,086	$14,420	$(25,949)	$9,557	$1,131
Core Equity Fund (*)	55,246	94,504	(39,258)	11,724	0	806,513	818,237	778,979
Core Stock Fund (**)	115,957	48,393	67,564	1,125,238	0	(570,154)	555,084	622,648
Dynamics Fund	0	13,498	(13,498)	76,445	0	28,885	105,330	91,832
Global Health Care Fund	0	65,064	(65,064)	334,429	0	(110,184)	224,245	159,181
High Yield Fund	334,479	54,697	279,782	26,018	0	42,697	68,715	348,497
Financial Services Fund	36,402	33,273	3,129	204,826	14,059	103,996	322,881	326,010
Small Cap Equity Fund	0	6,483	(6,483)	24,659	28,872	17,489	71,020	64,537
Small Company Growth Fund	0	21,821	(21,821)	85,786	0	111,830	197,616	175,795
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	320	22,034	(21,714)	20,714	4,288	278,312	303,314	281,600
Mid Cap Value Fund	10,397	18,678	(8,281)	82,213	53,073	36,924	172,210	163,929
Ultra Fund	0	6,616	(6,616)	5,506	0	(47,903)	(42,397)	(49,013)
Vista Fund	0	16,135	(16,135)	41,686	3,437	25,916	71,039	54,904
DWS Investments VIT Funds — Class A:
Equity 500 Index (***)	16,653	19,309	(2,656)	555,428	0	(368,844)	186,584	183,928
Small Cap Index	45,441	100,661	(55,220)	280,729	303,999	491,048	1,075,776	1,020,556
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	213,567	193,533	20,034	172,360	0	1,745,496	1,917,856	1,937,890
Growth and Income Portfolio	53,122	94,184	(41,062)	42,480	0	828,858	871,338	830,276
Money Market Portfolio	368,822	152,185	216,637	0	0	0	0	216,637
Developing Leaders Portfolio	53,506	184,521	(131,015)	581,419	1,106,509	(1,299,959)	387,969	256,954
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	6,704	(6,704)	29,284	0	(52,685)	(23,401)	(30,105)
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	8,886	115,237	(106,351)	(713,249)	0	1,410,200	696,951	590,600
Stock Index Fund, Inc.	1,008,371	851,138	157,233	(76)	0	7,745,669	7,745,593	7,902,826
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	0	273,593	(273,593)	1,012,525	0	1,468,264	2,480,789	2,207,196
Balanced Portfolio	1,275,634	846,004	429,630	(123,019)	0	4,958,318	4,835,299	5,264,929
Forty Portfolio	51,286	203,594	(152,308)	(262,216)	0	1,474,962	1,212,746	1,060,438
Large Cap Growth Portfolio	107,548	311,551	(204,003)	(648,484)	0	2,917,698	2,269,214	2,065,211
International Growth Portfolio	514,209	348,960	165,249	1,611,517	0	7,485,922	9,097,439	9,262,688
Worldwide Growth Portfolio	353,440	283,848	69,592	1,055,641	0	1,972,228	3,027,869	3,097,461
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio (***)	0	33,364	(33,364)	714,526	0	(525,712)	188,814	155,450
Large Cap Growth Portfolio (***)	0	98,080	(98,080)	1,748,179	0	(1,314,538)	433,641	335,561
Mid Cap Portfolio (***)	28,321	153,443	(125,122)	2,996,628	531,391	(2,215,861)	1,312,158	1,187,036
Select Value Portfolio (***)	45,231	42,066	3,165	939,210	0	(277,177)	662,033	665,198
Columbus Technology & Communications Portfolio (***)	0	196,018	(196,018)	5,565,661	0	(4,891,747)	673,914	477,896
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Emerging Markets Portfolio (***)	11,493	21,192	(9,699)	1,146,453	35,296	(722,615)	459,134	449,435
Core Plus Fixed Income Portfolio	615,202	212,442	402,760	66,241	81,750	(219,723)	(71,732)	331,028
U.S. Mid Cap Value Portfolio	34,145	168,535	(134,390)	284,683	1,472,989	499,905	2,257,577	2,123,187
U.S. Real Estate Portfolio	221,648	281,480	(59,832)	1,540,298	1,330,703	3,403,296	6,274,297	6,214,465
Value Portfolio	228,436	183,432	45,004	165,481	1,346,467	330,182	1,842,130	1,887,134
Timothy Partners, Ltd. — Variable Series:
Small-Cap Fund	0	64,806	(64,806)	300,439	830,363	(331,112)	799,690	734,884
Conservative Growth Fund	179,270	90,635	88,635	286,025	147,241	(56,752)	376,514	465,149
Strategic Growth Fund	141,073	108,460	32,613	275,463	290,868	17,216	583,547	616,160
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	67,340	46,554	20,786	(37,685)	148,033	152,487	262,835	283,621
Capital Appreciation Fund	4,412	19,783	(15,371)	4,693	0	100,411	105,104	89,733
Main Street Fund	22,581	29,536	(6,955)	40,002	0	237,654	277,656	270,701
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	99,482	33,575	65,907	(46,019)	60,822	(101,657)	(86,854)	(20,947)
Total Return Portfolio	95,985	30,456	65,529	(28,950)	12,091	2,269	(14,590)	50,939
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	0	116,736	(116,736)	2,291,027	0	(1,092,119)	1,198,908	1,082,172
Opportunity Fund II (***)	0	214,748	(214,748)	3,892,904	1,680,789	(3,717,156)	1,856,537	1,641,789

Totals	$6,417,905	$6,539,985	$(122,080)	$27,799,928	$9,497,460	$20,752,798	$58,050,186	$57,928,106

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**)	Period from January 1, 2006 to April 28, 2006 (fund merged date).

(***)	Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

6

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2006

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	$(8,426)	$21,086	$14,420	$(25,949)	$1,131	$160,941	$118,698	$15,249,251	$15,291,494	$15,292,625	$212,293	$15,504,918
Core Equity Fund (*)	(39,258)	11,724	0	806,513	778,979	511,040	1,380,677	10,383,033	9,513,396	10,292,375	0	10,292,375
Core Stock Fund (**)	67,564	1,125,238	0	(570,154)	622,648	229,727	432,701	(10,814,511)	(11,017,485)	(10,394,837)	10,394,837	0
Dynamics Fund	(13,498)	76,445	0	28,885	91,832	76,376	87,779	319,639	308,236	400,068	684,678	1,084,746
Global Health Care Fund	(65,064)	334,429	0	(110,184)	159,181	703,803	639,448	(469,596)	(405,241)	(246,060)	4,558,850	4,312,790
High Yield Fund	279,782	26,018	0	42,697	348,497	238,222	805,571	412,549	(154,800)	193,697	3,908,768	4,102,465
Financial Services Fund	3,129	204,826	14,059	103,996	326,010	325,961	453,450	(128,112)	(255,601)	70,409	2,409,649	2,480,058
Small Cap Equity Fund	(6,483)	24,659	28,872	17,489	64,537	155,234	63,223	435,924	527,935	592,472	204,107	796,579
Small Company Growth Fund	(21,821)	85,786	0	111,830	175,795	343,646	216,159	(58,377)	69,110	244,905	1,369,270	1,614,175
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	(21,714)	20,714	4,288	278,312	281,600	377,919	85,640	3,840,531	4,132,810	4,414,410	1,112,533	5,526,943
Mid Cap Value Fund	(8,281)	82,213	53,073	36,924	163,929	270,137	166,637	10,866,078	10,969,578	11,133,507	1,374,168	12,507,675
Ultra Fund	(6,616)	5,506	0	(47,903)	(49,013)	157,489	68,083	6,791,673	6,881,079	6,832,066	357,109	7,189,175
Vista Fund	(16,135)	41,686	3,437	25,916	54,904	243,382	93,304	10,786,601	10,936,679	10,991,583	898,051	11,889,634
DWS Investments VIT Funds — Class A:
Equity 500 Index (***)	(2,656)	555,428	0	(368,844)	183,928	86,660	212,993	(1,462,385)	(1,588,718)	(1,404,790)	1,404,790	0
Small Cap Index	(55,220)	280,729	303,999	491,048	1,020,556	849,872	812,928	544,670	581,614	1,602,170	6,282,417	7,884,587
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	20,034	172,360	0	1,745,496	1,937,890	1,451,133	2,055,092	(214,519)	(818,478)	1,119,412	13,442,520	14,561,932
Growth and Income Portfolio	(41,062)	42,480	0	828,858	830,276	588,744	799,347	(236,772)	(447,375)	382,901	6,729,695	7,112,596
Money Market Portfolio	216,637	0	0	0	216,637	662,471	3,254,764	2,200,975	(391,318)	(174,681)	7,922,385	7,747,704
Developing Leaders Portfolio	(131,015)	581,419	1,106,509	(1,299,959)	256,954	1,313,639	1,637,295	(1,175,199)	(1,498,855)	(1,241,901)	13,699,212	12,457,311
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(6,704)	29,284	0	(52,685)	(30,105)	179,870	102,083	13,699,860	13,777,647	13,747,542	379,514	14,127,056
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(106,351)	(713,249)	0	1,410,200	590,600	695,898	1,280,454	(423,713)	(1,008,269)	(417,669)	8,479,036	8,061,367
Stock Index Fund, Inc.	157,233	(76)	0	7,745,669	7,902,826	5,286,946	7,803,549	(1,605,334)	(4,121,937)	3,780,889	60,410,722	64,191,611
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	(273,593)	1,012,525	0	1,468,264	2,207,196	1,260,622	2,471,991	(199,129)	(1,410,498)	796,698	19,268,624	20,065,322
Balanced Portfolio	429,630	(123,019)	0	4,958,318	5,264,929	3,788,499	9,486,142	(1,625,702)	(7,323,345)	(2,058,416)	61,530,944	59,472,528
Forty Portfolio	(152,308)	(262,216)	0	1,474,962	1,060,438	1,107,163	1,977,862	(712,258)	(1,582,957)	(522,519)	15,386,686	14,864,167
Large Cap Growth Portfolio	(204,003)	(648,484)	0	2,917,698	2,065,211	1,640,306	2,589,433	(1,076,197)	(2,025,324)	39,887	22,349,741	22,389,628
International Growth Portfolio	165,249	1,611,517	0	7,485,922	9,262,688	2,455,209	3,024,896	5,979,465	5,409,778	14,672,466	18,806,094	33,478,560
Worldwide Growth Portfolio	69,592	1,055,641	0	1,972,228	3,097,461	1,316,677	2,763,128	(1,433,308)	(2,879,759)	217,702	20,847,140	21,064,842
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio (***)	(33,364)	714,526	0	(525,712)	155,450	140,095	317,844	(2,457,074)	(2,634,823)	(2,479,373)	2,479,373	0
Large Cap Growth Portfolio (***)	(98,080)	1,748,179	0	(1,314,538)	335,561	504,637	1,021,339	(7,365,392)	(7,882,094)	(7,546,533)	7,546,533	0
Mid Cap Portfolio (***)	(125,122)	2,996,628	531,391	(2,215,861)	1,187,036	862,095	1,199,106	(12,243,520)	(12,580,531)	(11,393,495)	11,393,495	0
Select Value Portfolio (***)	3,165	939,210	0	(277,177)	665,198	268,194	506,703	(3,456,754)	(3,695,263)	(3,030,065)	3,030,065	0
Columbus Technology & Communications Portfolio (***)	(196,018)	5,565,661	0	(4,891,747)	477,896	1,180,027	1,476,749	(15,022,855)	(15,319,577)	(14,841,681)	14,841,681	0
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Emerging Markets Portfolio (***)	(9,699)	1,146,453	35,296	(722,615)	449,435	35,760	178,875	(1,724,378)	(1,867,493)	(1,418,058)	1,418,058	0
Core Plus Fixed Income Portfolio	402,760	66,241	81,750	(219,723)	331,028	1,538,177	2,309,354	(636,586)	(1,407,763)	(1,076,735)	15,576,958	14,500,223
U.S. Mid Cap Value Portfolio	(134,390)	284,683	1,472,989	499,905	2,123,187	1,221,022	1,560,346	1,465,414	1,126,090	3,249,277	10,561,460	13,810,737
U.S. Real Estate Portfolio	(59,832)	1,540,298	1,330,703	3,403,296	6,214,465	2,092,887	3,049,317	518,131	(438,299)	5,776,166	17,661,062	23,437,228
Value Portfolio	45,004	165,481	1,346,467	330,182	1,887,134	1,091,069	1,982,292	754,986	(136,237)	1,750,897	12,590,729	14,341,626
Timothy Partners, Ltd. — Variable Series:
Small-Cap Fund	(64,806)	300,439	830,363	(331,112)	734,884	140,206	871,761	(376,857)	(1,108,412)	(373,528)	4,885,867	4,512,339
Conservative Growth Fund	88,635	286,025	147,241	(56,752)	465,149	215,992	1,022,346	181,249	(625,105)	(159,956)	6,516,945	6,356,989
Strategic Growth Fund	32,613	275,463	290,868	17,216	616,160	303,646	668,449	(154,054)	(518,857)	97,303	7,575,440	7,672,743
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	20,786	(37,685)	148,033	152,487	283,621	485,333	705,291	117,018	(102,940)	180,681	3,264,765	3,445,446
Capital Appreciation Fund	(15,371)	4,693	0	100,411	89,733	281,130	131,533	1,209,309	1,358,906	1,448,639	942,798	2,391,437
Main Street Fund	(6,955)	40,002	0	237,654	270,701	327,027	248,675	238,155	316,507	587,208	1,776,038	2,363,246
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	65,907	(46,019)	60,822	(101,657)	(20,947)	282,825	472,665	(76,955)	(266,795)	(287,742)	2,492,922	2,205,180
Total Return Portfolio	65,529	(28,950)	12,091	2,269	50,939	211,482	378,365	258,216	91,333	142,272	2,054,082	2,196,354
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	(116,736)	2,291,027	0	(1,092,119)	1,082,172	553,512	838,543	(9,101,628)	(9,386,659)	(8,304,487)	8,304,487	0
Opportunity Fund II (***)	(214,748)	3,892,904	1,680,789	(3,717,156)	1,641,789	1,006,381	1,912,340	(16,338,264)	(17,244,223)	(15,602,434)	15,602,434	0

Totals	$(122,080)	$27,799,928	$9,497,460	$20,752,798	$57,928,106	$39,219,083	$65,735,220	$(4,336,702)	$(30,852,839)	$27,075,267	$454,939,025	$482,014,292

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**)	Period from January 1, 2006 to April 28, 2006 (fund merged date).

(***)	Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

7

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2005

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To (From)	Net Increase	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Investment Funds, Inc.:
Capital Development Fund	$(1,591)	$6,074	$0	$9,679	$14,162	$34,640	$54,061	$189,208	$169,787	$183,949	$28,344	$212,293
Dynamics Fund	(9,173)	26,858	0	40,249	57,934	104,878	70,366	(47,385)	(12,873)	45,061	639,617	684,678
Core Stock Fund	(115,202)	(624,315)	0	876,075	136,558	827,116	1,529,683	(2,315,695)	(3,018,262)	(2,881,704)	13,276,541	10,394,837
Global Health Care Fund	(56,535)	141,417	0	177,381	262,263	762,524	544,462	136,957	355,019	617,282	3,941,568	4,558,850
High Yield Fund	287,389	114,715	0	(347,692)	54,412	536,478	847,806	(748,893)	(1,060,221)	(1,005,809)	4,914,577	3,908,768
Financial Services Fund	307	99,039	0	(434)	98,912	420,561	255,693	(184,399)	(19,531)	79,381	2,330,268	2,409,649
Small Cap Equity Fund	(1,382)	631	0	14,193	13,442	77,018	7,455	120,612	190,175	203,617	490	204,107
Small Company Growth Fund	(17,006)	22,371	0	47,455	52,820	221,446	209,338	136,287	148,395	201,215	1,168,055	1,369,270
Total Return Fund (*)	25,822	5,026	0	(33,585)	(2,737)	60,320	307,161	(1,658,383)	(1,905,224)	(1,907,961)	1,907,961	0
American Century Investments:
Large Company Value — Class I	13,357	6,659	18,639	(1,162)	37,493	272,054	29,456	457,477	700,075	737,568	374,965	1,112,533
Mid Cap Value — Class I	420	14,467	40,419	24,102	79,408	247,455	66,114	853,842	1,035,183	1,114,591	259,577	1,374,168
Ultra — Class I	(2,661)	(1,169)	0	16,037	12,207	141,488	5,669	202,871	338,690	350,897	6,212	357,109
Vista — Class I	(7,663)	(704)	0	59,348	50,981	235,156	74,911	635,246	795,491	846,472	51,579	898,051
Scudder VIT Funds:
EAFE Equity Index (**)	66,967	806,688	0	(873,218)	437	330,260	486,365	(4,011,682)	(4,167,787)	(4,167,350)	4,167,350	0
Equity 500 Index	2,543	(53,234)	0	92,560	41,869	104,912	228,391	(81,008)	(204,487)	(162,618)	1,567,408	1,404,790
Small Cap Index	(43,069)	236,519	152,236	(148,483)	197,203	812,363	696,250	899,474	1,015,587	1,212,790	5,069,627	6,282,417
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	(184,643)	(141,541)	0	710,922	384,738	1,409,019	1,538,853	(246,251)	(376,085)	8,653	13,433,867	13,442,520
Growth and Income Portfolio	(5,474)	(22,455)	0	148,224	120,295	726,381	904,950	(759,520)	(938,089)	(817,794)	7,547,489	6,729,695
Money Market Portfolio	76,604	0	0	0	76,604	842,782	3,016,856	3,738,824	1,564,750	1,641,354	6,281,031	7,922,385
Developing Leaders Portfolio	(183,653)	341,657	0	422,219	580,223	1,634,817	1,306,731	(437,528)	(109,442)	470,781	13,228,431	13,699,212
Technology Growth Portfolio	(2,448)	855	0	20,860	19,267	124,564	5,767	239,220	358,017	377,284	2,230	379,514
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.:	(123,451)	(914,899)	0	1,203,958	165,608	867,713	1,173,361	(875,855)	(1,181,503)	(1,015,895)	9,494,931	8,479,036
Stock Index Fund	121,903	(1,660,634)	0	3,439,578	1,900,847	6,050,378	7,741,950	(2,065,321)	(3,756,893)	(1,856,046)	62,266,768	60,410,722
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	(250,955)	857,342	0	1,241,625	1,848,012	1,592,122	2,298,776	6,470	(700,184)	1,147,828	18,120,796	19,268,624
Balanced Portfolio	518,266	(1,302,442)	0	4,574,538	3,790,362	4,682,862	7,817,734	(3,507,480)	(6,642,352)	(2,851,990)	64,382,934	61,530,944
Forty Portfolio	(160,297)	(414,497)	0	2,031,884	1,457,090	1,234,554	1,703,647	1,123,393	654,300	2,111,390	13,275,296	15,386,686
Growth Portfolio	(237,562)	(1,790,551)	0	2,614,336	586,223	2,127,348	2,818,728	(987,741)	(1,679,121)	(1,092,898)	23,442,639	22,349,741
Worldwide Growth Portfolio	(10,290)	969,665	0	(120,106)	839,269	1,826,467	2,759,703	(2,310,187)	(3,243,423)	(2,404,154)	23,251,294	20,847,140
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	(15,295)	296,897	0	3,601,400	3,883,002	1,214,231	1,426,340	4,915,157	4,703,048	8,586,050	10,220,044	18,806,094
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	(34,317)	83,243	0	172,770	221,696	194,853	346,551	(229,707)	(381,405)	(159,709)	2,639,082	2,479,373
Large Cap Growth Portfolio	(114,494)	(376,906)	0	612,314	120,914	698,853	997,262	(2,087,473)	(2,385,882)	(2,264,968)	9,811,501	7,546,533
Mid Cap Portfolio	(160,223)	468,553	881,192	(732,405)	457,117	1,300,357	1,047,981	(1,236,647)	(984,271)	(527,154)	11,920,649	11,393,495
Select Value Portfolio	17,094	(17,029)	0	95,744	95,809	384,913	473,305	(449,412)	(537,804)	(441,995)	3,472,060	3,030,065
Technology & Communications Portfolio	(196,059)	529,343	0	738,547	1,071,831	1,574,152	1,638,276	(1,580,743)	(1,644,867)	(573,036)	15,414,717	14,841,681
Strong Funds:
Mid Cap Growth Fund II (****)	(31,650)	1,710,404	0	(2,181,037)	(502,283)	247,413	391,704	(8,300,153)	(8,444,444)	(8,946,727)	8,946,727	0
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	(13,301)	114,798	0	265,628	367,125	49,035	196,915	(147,115)	(294,995)	72,130	1,345,928	1,418,058
Core Plus Fixed Income Portfolio	323,531	147,311	110,326	(165,500)	415,668	1,578,527	2,302,672	703,671	(20,474)	395,194	15,181,764	15,576,958
Mid Cap Value Portfolio	(99,851)	197,541	132,629	749,642	979,961	1,076,002	1,353,873	1,489,761	1,211,890	2,191,851	8,369,609	10,561,460
U.S. Real Estate Portfolio	(29,450)	818,084	425,149	1,110,879	2,324,662	1,929,921	1,797,721	530,685	662,885	2,987,547	14,673,515	17,661,062
Value Portfolio	(5,113)	219,467	681,332	(484,879)	410,807	1,203,876	1,609,362	1,180,343	774,857	1,185,664	11,405,065	12,590,729
Timothy Partners, Ltd.:
Small-Cap VS	(69,381)	159,115	373,708	(595,828)	(132,386)	169,672	609,932	(106,512)	(546,772)	(679,158)	5,565,025	4,885,867
Conservative Growth VS	(76,397)	131,987	15,240	184,968	255,798	635,746	708,034	(65,078)	(137,366)	118,432	6,398,513	6,516,945
Strategic Growth VS	(104,338)	244,992	126,857	48,704	316,215	774,173	336,169	(589,210)	(151,206)	165,009	7,410,431	7,575,440
Oppenheimer Variable Account Funds:
Balanced Fund	(15,131)	(3,074)	19,359	66,146	67,300	431,967	147,440	2,850,991	3,135,518	3,202,818	61,947	3,264,765
Capital Appreciation Fund	(5,190)	(24)	0	45,059	39,845	124,232	10,936	783,659	896,955	936,800	5,998	942,798
Main Street Fund	(9,341)	1,764	0	91,961	84,384	173,268	35,276	1,418,461	1,556,453	1,640,837	135,201	1,776,038
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	28,904	(9,295)	24,549	(46,628)	(2,470)	336,329	273,574	2,330,398	2,393,153	2,390,683	102,239	2,492,922
Total Return Portfolio — Administrative Class	28,340	(820)	28,322	(51,575)	4,267	136,302	59,304	1,966,502	2,043,500	2,047,767	6,315	2,054,082
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	(83,114)	103,766	0	1,092,119	1,112,771	501,604	690,135	7,380,247	7,191,716	8,304,487	0	8,304,487
Opportunity Fund II	(219,780)	882,898	0	264,577	927,695	1,503,463	1,817,741	(1,775,931)	(2,090,209)	(1,162,514)	16,764,948	15,602,434

Totals	$(1,184,033)	$2,426,557	$3,029,957	$21,123,149	$25,395,630	$44,546,565	$56,770,740	$(2,515,553)	$(14,739,728)	$10,655,902	$444,283,123	$454,939,025

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2005 to December 21, 2005 (fund close date).

(**)	Period from January 1, 2005 to July 22, 2005 (fund close date).

(***)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

(****)	Period from January 1, 2005 to April 8, 2005 (fund close date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
December 31, 2006
(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly-traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2006, the following investment options were available:
AIM Variable Investment Funds, Inc. – Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Dynamics Fund

•	Global Health Care Fund

•	High Yield Fund

•	Financial Services Fund

•	Small Cap Equity Fund

•	Small Company Growth Fund
American Century Variable Portfolios – Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
DWS Investments VIT Funds – Class A:
•	Small Cap Index
Dreyfus Variable Investment Fund – Initial Shares:
•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Developing Leaders Portfolio
Dreyfus Investment Portfolio – Initial Shares:
•	Technology Growth Portfolio
Dreyfus Funds – Initial Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
Janus Aspen Series – Institutional Shares:
•	Mid Cap Growth Portfolio

•	Balanced Portfolio

•	Forty Portfolio

•	Large Cap Growth Portfolio

•	International Growth Portfolio

•	Worldwide Growth Portfolio

9

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
Van Kampen – The Universal Institutional Funds, Inc. – Class I:
•	Core Plus Fixed Income Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
Timothy Partners, Ltd. – Variable Series:
•	Small-Cap Fund

•	Conservative Growth Fund

•	Strategic Growth Fund
Oppenheimer Variable Account Funds – Initial Shares:
•	Balanced Fund

•	Capital Appreciation Fund

•	Main Street Fund
PIMCO Variable Insurance Trust – Administrative Class:
•	Real Return Portfolio

•	Total Return Portfolio
AIM Variable Investment Funds, Inc. Core Stock Fund subaccount was merged into the AIM Variable Investment Funds, Inc. Core Equity Fund subaccount on April 28, 2006 by AIM Variable Investment Funds, Inc.

The following subaccounts’ close was initiated on December 27, 2006 and completed on December 29, 2006: DWS Investments VIT Funds – Class A Equity 500 Index, Old Mutual Insurance Series Fund, Inc. Growth II Portfolio, Old Mutual Insurance Series Fund, Inc. Large Cap Growth Portfolio, Old Mutual Insurance Series Fund, Inc. Mid Cap Portfolio, Old Mutual Insurance Series Fund, Inc. Select Value Portfolio, Old Mutual Insurance Series Fund, Inc. Columbus Technology & Communications Portfolio, Van Kampen – The Universal Institutional Funds, Inc. – Class I Emerging Markets Portfolio, Wells Fargo Advantage Variable Trust Discovery Fund II and Wells Fargo Advantage Variable Trust Opportunity Fund II.

Scudder VIT Funds’ name changed to DWS Investments VIT Funds – Class A. Janus Aspen Series – Institutional Shares Growth Portfolio’s name changed to Janus Aspen Series – Institutional Shares Large Cap Growth Portfolio and The Van Kampen Universal Institutional Funds, Inc. Mid Cap Value Portfolio’s name changed to Van Kampen – The Universal Institutional Funds, Inc. – Class I U.S. Mid Cap Value Portfolio.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Investments

Investments are stated at the net asset values of the respective portfolios, which present their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2006 Statements of Changes in Net Assets for applicable periods) December 31, 2006, are as follows:

	2006
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	$15,461,772	$164,283
Core Equity Fund	10,805,627	1,331,493
Core Stock Fund	251,814	11,201,735
Dynamics Fund	554,826	260,088
Global Health Care Fund	592,109	1,062,414
High Yield Fund	1,197,068	1,072,085
Financial Services Fund	377,611	616,023
Small Cap Equity Fund	683,584	133,260
Small Company Growth Fund	529,641	482,354
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	4,311,846	196,462
Mid Cap Value Fund	12,351,175	1,336,806
Ultra Fund	7,027,120	152,658
Vista Fund	11,275,359	351,376
DWS Investments VIT Funds — Class A:
Equity 500 Index	73,006	1,664,380
Small Cap Index	2,045,749	1,215,358
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	1,098,343	1,896,786
Growth and Income Portfolio	340,750	829,185
Money Market Portfolio	5,925,894	6,100,577
Developing Leaders Portfolio	1,947,506	2,470,868
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	14,186,255	415,314
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	329,513	1,444,131
Stock Index Fund, Inc.	4,789,642	8,754,346
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	449,078	2,133,168
Balanced Portfolio	1,898,791	8,792,504
Forty Portfolio	1,195,083	2,930,347
Large Cap Growth Portfolio	535,455	2,764,783
International Growth Portfolio	8,365,449	2,790,423
Worldwide Growth Portfolio	545,410	3,355,578
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	84,738	2,752,926
Large Cap Growth Portfolio	190,072	8,170,246
Mid Cap Portfolio	845,970	13,020,232
Select Value Portfolio	206,279	3,898,375
Columbus Technology & Communications Portfolio	243,494	15,759,087
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Emerging Markets Portfolio	63,484	1,905,380
Core Plus Fixed Income Portfolio	2,081,304	3,004,555
U.S. Mid Cap Value Portfolio	3,619,990	1,155,298
U.S. Real Estate Portfolio	3,787,698	2,955,125
Value Portfolio	2,913,837	1,658,602
Timothy Partners, Ltd — Variable Series.:
Small-Cap Fund	981,466	1,324,321
Conservative Growth Fund	705,845	1,095,074
Strategic Growth Fund	874,087	1,069,462
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	1,583,330	1,517,451
Capital Appreciation Fund	1,432,898	89,363
Main Street Fund	718,231	408,678
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	739,989	880,055
Total Return Portfolio	929,960	761,006
Wells Fargo Advantage Variable Trust:
Discovery Fund II	167,424	9,670,819
Opportunity Fund II	1,913,207	17,691,390

	$133,228,779	$154,706,230

12

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2006:

1.65% Series Contracts	$491
1.50% Series Contracts	16,367
1.40% Series Contracts	6,439,032
1.25% Series Contracts	39,334
1.10% Series Contracts	30,141
0.95% Series Contracts	502
0.90% Series Contracts	2
0.75% Series Contracts	14,116

$6,539,985

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $576,241 for the year ended December 31, 2006.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund - 1.50% series contract	0.000	6,310.413	0.000	6,310.413
Capital Development Fund - 1.40% series contract	16,459.887	1,169,543.290	17,602.127	1,168,401.050
Capital Development Fund - 1.25% series contract	1,389.067	1,894.886	20.467	3,263.486
Capital Development Fund - 1.10% series contract	1,008.183	6,236.936	296.876	6,948.243
Capital Development Fund - 0.95% series contract	0.000	30.786	0.000	30.786
Capital Development Fund - 0.75% series contract	0.000	13,896.780	7.334	13,889.446
Core Equity Fund - 1.40% series contract	0.000	1,124,245.617	178,063.102	946,182.515
Core Equity Fund - 1.25% series contract	0.000	1,519.272	0.001	1,519.271
Core Equity Fund - 1.10% series contract	0.000	5,402.098	1,726.365	3,675.733
Core Equity Fund - 0.75% series contract	0.000	481.069	0.000	481.069
Core Stock Fund - 1.40% series contract	802,055.805	26,252.438	828,308.243	0.000
Core Stock Fund - 1.25% series contract	1,212.277	33.504	1,245.781	0.000
Core Stock Fund - 1.10% series contract	3,938.002	106.878	4,044.880	0.000
Core Stock Fund - 0.75% series contract	307.233	29.875	337.108	0.000
Dynamics Fund - 1.50% series contract	130.974	26.984	0.435	157.523
Dynamics Fund - 1.40% series contract	75,896.111	58,280.311	29,102.616	105,073.806
Dynamics Fund - 0.95% series contract	60.280	27.751	0.000	88.031
Dynamics Fund - 0.75% series contract	111.545	28.701	18.047	122.199
Global Health Care Fund - 1.50% series contract	1,502.260	0.000	0.396	1,501.864
Global Health Care Fund - 1.40% series contract	405,402.095	95,332.682	132,946.533	367,788.244
Global Health Care Fund - 1.25% series contract	5,707.536	3,622.929	5,470.193	3,860.272
Global Health Care Fund - 1.10% series contract	948.050	272.098	116.005	1,104.143
Global Health Care Fund - 0.95% series contract	202.797	102.428	0.003	305.222
Global Health Care Fund - 0.75% series contract	7,840.922	3,468.082	1,639.602	9,669.402
High Yield Fund - 1.50% series contract	1,004.559	0.000	1.568	1,002.991
High Yield Fund - 1.40% series contract	350,885.548	94,616.312	108,943.441	336,558.419
High Yield Fund - 1.25% series contract	5,631.776	850.651	312.248	6,170.179
High Yield Fund - 1.10% series contract	230.396	28.370	0.851	257.915
High Yield Fund - 0.95% series contract	115.761	60.287	0.000	176.048
High Yield Fund - 0.75% series contract	1,138.551	397.276	639.009	896.818
Financial Services Fund - 1.50% series contract	891.083	0.000	14.646	876.437
Financial Services Fund - 1.40% series contract	198,663.153	44,643.981	65,920.734	177,386.400
Financial Services Fund - 1.25% series contract	4,990.080	2,426.354	4,272.948	3,143.486
Financial Services Fund - 1.10% series contract	1,383.076	1,178.593	70.848	2,490.821
Financial Services Fund - 0.95% series contract	75.651	36.922	0.000	112.573
Financial Services Fund - 0.75% series contract	2,656.644	485.306	167.566	2,974.384
Small Cap Equity Fund - 1.50% series contract	0.000	1,050.744	109.971	940.773
Small Cap Equity Fund - 1.40% series contract	15,527.249	57,333.232	13,266.314	59,594.167
Small Cap Equity Fund - 1.25% series contract	2,705.709	377.943	1,274.539	1,809.113
Small Cap Equity Fund - 1.10% series contract	559.580	168.845	176.292	552.133
Small Cap Equity Fund - 0.75% series contract	0.000	455.441	7.451	447.990
Small Company Growth Fund - 1.50% series contract	212.180	77.044	0.772	288.452
Small Company Growth Fund - 1.40% series contract	141,453.043	66,680.199	62,633.708	145,499.534
Small Company Growth Fund - 1.25% series contract	3,293.333	629.809	473.776	3,449.366
Small Company Growth Fund - 1.10% series contract	465.384	1,975.137	154.542	2,285.979
Small Company Growth Fund - 0.75% series contract	3,227.771	1,227.662	344.461	4,110.972
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	0.000	1,522.201	0.000	1,522.201
Large Company Value Fund - 1.40% series contract	99,384.541	348,745.206	27,227.472	420,902.275
Large Company Value Fund - 1.25% series contract	5,867.404	13,312.765	314.089	18,866.080
Large Company Value Fund - 1.10% series contract	82.915	198.040	0.000	280.955
Large Company Value Fund - 0.95% series contract	0.000	125.863	0.000	125.863
Large Company Value Fund - 0.75% series contract	0.000	582.549	0.000	582.549
Mid Cap Value Fund - 1.50% series contract	6.706	2,820.048	6.705	2,820.049
Mid Cap Value Fund - 1.40% series contract	114,376.075	923,557.635	126,109.622	911,824.088
Mid Cap Value Fund - 1.25% series contract	7,815.280	10,058.922	528.871	17,345.331
Mid Cap Value Fund - 1.10% series contract	132.931	1,983.856	85.695	2,031.092
Mid Cap Value Fund - 0.75% series contract	23.011	4,775.731	0.000	4,798.742
Ultra Fund - 1.65% series contract	0.000	457.152	0.000	457.152
Ultra Fund - 1.50% series contract	953.169	934.519	53.852	1,833.836
Ultra Fund - 1.40% series contract	32,615.015	692,224.940	17,297.575	707,542.380
Ultra Fund - 1.10% series contract	143.364	8,237.455	2.489	8,378.330
Ultra Fund - 0.95% series contract	411.819	74.133	0.000	485.952
Ultra Fund - 0.75% series contract	4.188	1,630.680	4.736	1,630.132
Vista Fund - 1.50% series contract	0.000	1,258.202	0.000	1,258.202
Vista Fund - 1.40% series contract	79,780.294	937,122.597	40,096.446	976,806.445
Vista Fund - 1.25% series contract	0.000	1,001.176	21.265	979.911
Vista Fund - 1.10% series contract	1,175.748	10,549.763	403.957	11,321.554
Vista Fund - 0.95% series contract	21.514	159.621	0.000	181.135
Vista Fund - 0.75% series contract	8.772	6,870.356	0.000	6,879.128
DWS Investments VIT Funds — Class A:
Equity 500 Index Fund - 1.40% series contract	151,600.055	8,930.422	160,530.477	0.000
Equity 500 Index Fund - 1.10% series contract	2,110.577	248.369	2,358.946	0.000
Small Cap Index Fund - 1.50% series contract	403.707	216.469	5.110	615.066
Small Cap Index Fund - 1.40% series contract	417,983.505	157,182.199	122,793.896	452,371.808
Small Cap Index Fund - 1.25% series contract	720.109	109.129	31.227	798.011
Small Cap Index Fund - 1.10% series contract	151.892	133.291	8.946	276.237
Small Cap Index Fund - 0.95% series contract	57.528	16.369	0.000	73.897
Small Cap Index Fund - 0.75% series contract	832.924	242.183	71.564	1,003.543

14

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	700.950	13.416	1.463	712.903
Appreciation Portfolio - 1.40% series contract	1,005,802.778	169,328.935	228,949.363	946,182.350
Appreciation Portfolio - 1.25% series contract	17,188.337	2,271.092	2,850.916	16,608.513
Appreciation Portfolio - 1.10% series contract	4,744.717	207.809	400.858	4,551.668
Appreciation Portfolio - 0.75% series contract	3,200.889	2,519.372	371.696	5,348.565
Growth and Income Portfolio - 1.50% series contract	26.192	41.759	62.916	5.035
Growth and Income Portfolio - 1.40% series contract	573,338.603	60,083.781	98,444.795	534,977.589
Growth and Income Portfolio - 1.25% series contract	12,803.895	1,010.287	1,652.466	12,161.716
Growth and Income Portfolio - 1.10% series contract	4,096.135	378.706	1,074.478	3,400.363
Growth and Income Portfolio - 0.75% series contract	4,573.316	1,814.927	104.206	6,284.037
Money Market Portfolio - 1.50% series contract	3,086.642	643.748	678.440	3,051.950
Money Market Portfolio - 1.40% series contract	6,753,332.466	6,100,999.377	6,427,983.801	6,426,348.042
Money Market Portfolio - 1.25% series contract	323.650	4,292.201	3,569.965	1,045.886
Money Market Portfolio - 1.10% series contract	40,350.784	380.882	5,079.708	35,651.958
Money Market Portfolio - 0.75% series contract	74,816.781	21,139.954	16,053.101	79,903.634
Developing Leaders Portfolio - 1.50% series contract	1,862.093	207.047	68.064	2,001.076
Developing Leaders Portfolio - 1.40% series contract	908,638.512	137,610.030	238,718.327	807,530.215
Developing Leaders Portfolio - 1.25% series contract	10,114.353	2,872.372	5,028.205	7,958.520
Developing Leaders Portfolio - 1.10% series contract	6,468.518	473.292	1,423.886	5,517.924
Developing Leaders Portfolio - 0.95% series contract	459.556	56.992	0.000	516.548
Developing Leaders Portfolio - 0.75% series contract	4,245.206	847.797	614.575	4,478.428
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	0.000	836.015	0.000	836.015
Technology Growth Portfolio - 1.40% series contract	32,100.558	1,317,402.066	39,833.878	1,309,668.746
Technology Growth Portfolio - 1.25% series contract	4,403.010	2,715.562	5,746.428	1,372.144
Technology Growth Portfolio - 1.10% series contract	0.000	7,254.620	0.000	7,254.620
Technology Growth Portfolio - 0.95% series contract	20.730	472.464	0.000	493.194
Technology Growth Portfolio - 0.75% series contract	2.095	2,497.667	0.000	2,499.762
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	572.420	0.000	1.195	571.225
Socially Responsible Growth Fund, Inc. - 1.40% series contract	795,479.598	79,316.914	173,785.475	701,011.037
Socially Responsible Growth Fund, Inc. - 1.25% series contract	743.278	0.000	743.278	0.000
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,790.816	948.973	876.349	5,863.440
Socially Responsible Growth Fund, Inc. - 0.75% series contract	1,847.923	1,069.529	60.316	2,857.136
Stock Index Fund, Inc. - 1.65% series contract	308.257	40.755	0.744	348.268
Stock Index Fund, Inc. - 1.50% series contract	10,752.810	462.573	2,609.318	8,606.065
Stock Index Fund, Inc. - 1.40% series contract	4,493,460.193	681,064.705	984,106.649	4,190,418.249
Stock Index Fund, Inc. - 1.25% series contract	12,475.438	6,780.942	8,099.953	11,156.427
Stock Index Fund, Inc. - 1.10% series contract	6,535.021	2,417.155	1,208.133	7,744.043
Stock Index Fund, Inc. - 0.95% series contract	537.406	0.000	4.420	532.986
Stock Index Fund, Inc. - 0.75% series contract	12,717.488	2,879.423	1,298.582	14,298.329
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.50% series contract	2,182.697	89.415	947.099	1,325.013
Mid Cap Growth Portfolio - 1.40% series contract	1,192,692.579	125,737.982	206,698.820	1,111,731.741
Mid Cap Growth Portfolio - 1.25% series contract	3,029.460	2,093.170	4,641.023	481.607
Mid Cap Growth Portfolio - 1.10% series contract	18,154.900	837.340	3,356.948	15,635.292
Mid Cap Growth Portfolio - 0.95% series contract	174.191	24.632	0.000	198.823
Mid Cap Growth Portfolio - 0.75% series contract	2,276.876	1,410.725	759.520	2,928.081
Balanced Portfolio - 1.65% series contract	623.013	28.257	1.288	649.982
Balanced Portfolio - 1.50% series contract	7,364.516	386.429	1,389.069	6,361.876
Balanced Portfolio - 1.40% series contract	3,224,954.488	273,171.335	648,682.598	2,849,443.225
Balanced Portfolio - 1.25% series contract	30,739.469	2,974.292	2,387.519	31,326.242
Balanced Portfolio - 1.10% series contract	11,389.809	2,165.434	3,298.344	10,256.899
Balanced Portfolio - 0.95% series contract	39.724	0.000	1.635	38.089
Balanced Portfolio - 0.75% series contract	4,291.048	2,704.376	429.588	6,565.836
Forty Portfolio - 1.50% series contract	5,189.417	396.172	1,028.988	4,556.601
Forty Portfolio - 1.40% series contract	1,421,322.533	231,316.231	379,849.381	1,272,789.383
Forty Portfolio - 1.25% series contract	11,093.343	3,986.229	4,649.700	10,429.872
Forty Portfolio - 1.10% series contract	8,924.998	9.680	2,019.923	6,914.755
Forty Portfolio - 0.95% series contract	224.632	13.705	0.000	238.337
Forty Portfolio - 0.75% series contract	7,397.910	660.610	192.155	7,866.365
Large Cap Growth Portfolio - 1.50% series contract	3,283.014	72.925	1,430.088	1,925.851
Large Cap Growth Portfolio - 1.40% series contract	1,816,341.463	170,259.523	324,901.138	1,661,699.848
Large Cap Growth Portfolio - 1.25% series contract	8,863.042	1,065.176	4,373.268	5,554.950
Large Cap Growth Portfolio - 1.10% series contract	12,118.207	386.363	3,653.728	8,850.842
Large Cap Growth Portfolio - 0.75% series contract	2,153.599	612.597	257.357	2,508.839
International Growth Portfolio - 1.50% series contract	1,200.533	849.256	278.479	1,771.310
International Growth Portfolio - 1.40% series contract	966,575.134	494,754.212	278,049.428	1,183,279.918
International Growth Portfolio - 1.25% series contract	14,006.180	5,634.719	427.822	19,213.077
International Growth Portfolio - 1.10% series contract	10,632.810	3,554.538	1,829.814	12,357.534
International Growth Portfolio - 0.95% series contract	56.867	0.000	0.000	56.867
International Growth Portfolio - 0.75% series contract	1,486.339	3,155.916	11.336	4,630.919
Worldwide Growth Portfolio - 1.50% series contract	2,340.830	40.925	111.146	2,270.609
Worldwide Growth Portfolio - 1.40% series contract	1,622,445.152	111,311.912	322,858.333	1,410,898.731
Worldwide Growth Portfolio - 1.25% series contract	17,865.960	1,462.246	9,582.984	9,745.222
Worldwide Growth Portfolio - 1.10% series contract	9,847.675	317.649	2,075.663	8,089.661
Worldwide Growth Portfolio - 0.95% series contract	180.878	19.938	2.780	198.036
Worldwide Growth Portfolio - 0.75% series contract	2,571.733	477.351	521.617	2,527.467

15

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio - 1.50% series contract	1,342.041	152.735	1,494.776	0.000
Growth II Portfolio - 1.40% series contract	260,229.436	18,566.773	278,796.209	0.000
Growth II Portfolio - 1.10% series contract	2,128.700	40.306	2,169.006	0.000
Growth II Portfolio - 0.95% series contract	126.037	15.012	141.049	0.000
Growth II Portfolio - 0.75% series contract	56.814	98.662	155.476	0.000
Large Cap Growth Portfolio - 1.65% series contract	267.892	36.776	304.668	0.000
Large Cap Growth Portfolio - 1.50% series contract	524.565	69.080	593.645	0.000
Large Cap Growth Portfolio - 1.40% series contract	507,499.493	42,449.968	549,949.461	0.000
Large Cap Growth Portfolio - 1.25% series contract	1,464.151	54.284	1,518.435	0.000
Large Cap Growth Portfolio - 1.10% series contract	5,472.184	188.923	5,661.107	0.000
Large Cap Growth Portfolio - 0.95% series contract	46.839	0.000	46.839	0.000
Large Cap Growth Portfolio - 0.75% series contract	1,115.668	175.035	1,290.703	0.000
Mid Cap Portfolio - 1.50% series contract	4,065.098	69.387	4,134.485	0.000
Mid Cap Portfolio - 1.40% series contract	849,296.577	73,132.381	922,428.958	0.000
Mid Cap Portfolio - 1.25% series contract	9,317.933	731.874	10,049.807	0.000
Mid Cap Portfolio - 1.10% series contract	1,952.082	40.591	1,992.673	0.000
Mid Cap Portfolio - 0.75% series contract	6,377.332	1,414.850	7,792.182	0.000
Select Value Portfolio - 1.50% series contract	1,638.654	228.326	1,866.980	0.000
Select Value Portfolio - 1.40% series contract	357,267.603	39,474.094	396,741.697	0.000
Select Value Portfolio - 1.25% series contract	7,199.701	272.175	7,471.876	0.000
Select Value Portfolio - 1.10% series contract	466.386	0.000	466.386	0.000
Select Value Portfolio - 0.95% series contract	101.353	48.082	149.435	0.000
Select Value Portfolio - 0.75% series contract	1,106.335	231.871	1,338.206	0.000
Columbus Technology & Communications Portfolio - 1.50% series contract	1,094.396	34.308	1,128.704	0.000
Columbus Technology & Communications Portfolio - 1.40% series contract	1,902,781.476	169,826.159	2,072,607.635	0.000
Columbus Technology & Communications Portfolio - 1.10% series contract	11,684.104	541.945	12,226.049	0.000
Columbus Technology & Communications Portfolio - 0.95% series contract	535.371	76.352	611.723	0.000
Columbus Technology & Communications Portfolio - 0.75% series contract	3,600.751	657.800	4,258.551	0.000
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Emerging Markets Equity Portfolio - 1.40% series contract	103,746.999	2,505.802	106,252.801	0.000
Emerging Markets Equity Portfolio - 1.10% series contract	1,950.114	68.732	2,018.846	0.000
Core Plus Fixed Income Portfolio - 1.50% series contract	4,465.442	245.980	257.957	4,453.465
Core Plus Fixed Income Portfolio - 1.40% series contract	1,031,163.550	199,339.935	295,649.697	934,853.788
Core Plus Fixed Income Portfolio - 1.25% series contract	18,130.319	2,087.446	2,889.061	17,328.704
Core Plus Fixed Income Portfolio - 1.10% series contract	4,510.157	214.697	208.526	4,516.328
Core Plus Fixed Income Portfolio - 0.75% series contract	5,142.497	2,388.018	856.071	6,674.444
U.S. Mid Cap Value Portfolio - 1.65% series contract	420.270	0.000	0.794	419.476
U.S. Mid Cap Value Portfolio - 1.50% series contract	1,880.959	1,057.664	95.111	2,843.512
U.S. Mid Cap Value Portfolio - 1.40% series contract	530,733.841	165,292.345	114,552.116	581,474.070
U.S. Mid Cap Value Portfolio - 1.25% series contract	2,448.518	1,085.804	963.892	2,570.430
U.S. Mid Cap Value Portfolio - 1.10% series contract	5,226.294	1,860.484	868.859	6,217.919
U.S. Mid Cap Value Portfolio - 0.75% series contract	2,736.473	955.697	89.536	3,602.634
U.S. Real Estate Portfolio - 1.50% series contract	587.744	116.469	25.888	678.325
U.S. Real Estate Portfolio - 1.40% series contract	638,271.701	152,632.160	173,023.020	617,880.841
U.S. Real Estate Portfolio - 1.25% series contract	4,982.523	3,902.162	2,182.216	6,702.469
U.S. Real Estate Portfolio - 1.10% series contract	6,314.368	2,176.222	1,571.890	6,918.700
U.S. Real Estate Portfolio - 0.95% series contract	166.868	18.578	0.000	185.446
U.S. Real Estate Portfolio - 0.75% series contract	4,606.920	1,537.689	5.022	6,139.587
Value Portfolio - 1.50% series contract	893.362	77.972	21.894	949.440
Value Portfolio - 1.40% series contract	863,389.460	179,923.274	192,750.846	850,561.888
Value Portfolio - 1.25% series contract	482.003	2,583.789	0.000	3,065.792
Value Portfolio - 1.10% series contract	6,598.174	1,212.058	1,517.921	6,292.311
Value Portfolio - 0.95% series contract	33.363	0.000	0.000	33.363
Value Portfolio - 0.75% series contract	2,094.705	445.050	114.216	2,425.539
Timothy Partners, Ltd. — Variable Series:
Small-Cap Fund - 1.50% series contract	781.843	255.150	60.234	976.759
Small-Cap Fund - 1.40% series contract	277,780.814	14,042.772	73,196.822	218,626.764
Small-Cap Fund - 1.10% series contract	2,457.919	119.819	921.905	1,655.833
Small-Cap Fund - 0.75% series contract	739.509	154.686	136.094	758.101
Conservative Growth Fund - 1.50% series contract	4,407.021	4,750.688	3.811	9,153.898
Conservative Growth Fund - 1.40% series contract	572,609.363	44,754.570	104,601.542	512,762.391
Conservative Growth Fund - 1.25% series contract	856.937	113.600	970.537	0.000
Conservative Growth Fund - 1.10% series contract	13.418	0.000	0.000	13.418
Conservative Growth Fund - 0.75% series contract	2,663.055	1,713.264	210.299	4,166.020
Strategic Growth Fund - 1.50% series contract	140.480	36.523	1.250	175.753
Strategic Growth Fund - 1.40% series contract	673,218.784	54,536.353	98,240.068	629,515.069
Strategic Growth Fund - 0.75% series contract	132.752	49.830	0.000	182.582

16

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund - 1.50% series contract	5,886.900	414.072	1,191.855	5,109.117
Balanced Fund - 1.40% series contract	293,699.326	150,567.551	159,613.312	284,653.565
Balanced Fund - 1.25% series contract	6,792.953	1,801.883	5,043.924	3,550.912
Balanced Fund - 1.10% series contract	1,006.485	1,205.365	38.515	2,173.335
Balanced Fund - 0.95% series contract	21.039	0.000	0.000	21.039
Balanced Fund - 0.75% series contract	2,458.961	391.458	0.000	2,850.419
Capital Appreciation Fund - 1.50% series contract	0.000	712.676	0.000	712.676
Capital Appreciation Fund - 1.40% series contract	85,720.169	136,720.213	16,435.035	206,005.347
Capital Appreciation Fund - 1.10% series contract	453.514	697.077	64.980	1,085.611
Capital Appreciation Fund - 0.75% series contract	1,989.469	303.140	0.000	2,292.609
Main Street Fund - 1.50% series contract	723.894	0.000	18.437	705.457
Main Street Fund - 1.40% series contract	161,384.797	77,030.849	50,311.049	188,104.597
Main Street Fund - 1.25% series contract	929.864	3,323.201	2,731.117	1,521.948
Main Street Fund - 1.10% series contract	1,136.259	1,243.815	139.496	2,240.578
Main Street Fund - 0.75% series contract	24.847	33.550	4.450	53.947
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	1,087.656	0.000	311.022	776.634
Real Return Portfolio - 1.40% series contract	240,401.144	77,861.890	106,256.132	212,006.902
Real Return Portfolio - 1.10% series contract	2,314.795	2,913.087	875.466	4,352.416
Real Return Portfolio - 0.75% series contract	0.000	7.016	0.000	7.016
Total Return Portfolio - 1.50% series contract	1,094.555	0.000	315.960	778.595
Total Return Portfolio - 1.40% series contract	199,476.486	100,658.593	92,981.721	207,153.358
Total Return Portfolio - 1.25% series contract	879.659	92.531	0.000	972.190
Total Return Portfolio - 1.10% series contract	453.274	1,426.828	0.000	1,880.102
Total Return Portfolio - 0.75% series contract	3.738	31.602	0.000	35.340
Wells Fargo Advantage Variable Trust:
Discovery Fund II - 1.50% series contract	42.842	20.146	62.988	0.000
Discovery Fund II - 1.40% series contract	717,628.464	58,664.964	776,293.428	0.000
Discovery Fund II - 1.25% series contract	84.957	26.259	111.216	0.000
Discovery Fund II - 1.10% series contract	7,504.286	210.811	7,715.097	0.000
Discovery Fund II - 0.95% series contract	34.450	0.000	34.450	0.000
Discovery Fund II - 0.75% series contract	6,047.486	1,481.852	7,529.338	0.000
Opportunity Fund II - 1.50% series contract	4,891.364	250.246	5,141.610	0.000
Opportunity Fund II - 1.40% series contract	789,509.894	53,846.144	843,356.038	0.000
Opportunity Fund II - 1.25% series contract	3,070.518	251.948	3,322.466	0.000
Opportunity Fund II - 1.10% series contract	3,124.811	103.605	3,228.416	0.000
Opportunity Fund II - 0.95% series contract	18.010	0.000	18.010	0.000
Opportunity Fund II - 0.75% series contract	9,975.860	1,668.502	11,644.362	0.000

17

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
AIM Variable Investment Funds, Inc.:
Capital Development Fund - 1.40% series contract	2,721.825	23,155.900	9,417.838	16,459.887
Capital Development Fund - 1.25% series contract	0.000	1,389.067	0.000	1,389.067
Capital Development Fund - 1.10% series contract	0.000	1,034.844	26.661	1,008.183
Dynamics Fund - 1.50% series contract	100.281	31.180	0.487	130.974
Dynamics Fund - 1.40% series contract	77,529.977	12,893.013	14,526.879	75,896.111
Dynamics Fund - 0.95% series contract	23.763	36.517	0.000	60.280
Dynamics Fund - 0.75% series contract	63.240	48.305	0.000	111.545
Core Stock Fund - 1.50% series contract	3,544.581	63.261	3,607.842	0.000
Core Stock Fund - 1.40% series contract	1,041,727.524	86,916.227	326,587.946	802,055.805
Core Stock Fund - 1.25% series contract	1,093.056	119.221	0.000	1,212.277
Core Stock Fund - 1.10% series contract	4,449.809	411.988	923.795	3,938.002
Core Stock Fund - 0.75% series contract	236.876	119.618	49.261	307.233
Global Health Care Fund - 1.50% series contract	1,502.673	0.000	0.413	1,502.260
Global Health Care Fund - 1.40% series contract	382,011.757	133,159.608	109,769.270	405,402.095
Global Health Care Fund - 1.25% series contract	577.604	5,302.709	172.777	5,707.536
Global Health Care Fund - 1.10% series contract	727.654	220.396	0.000	948.050
Global Health Care Fund - 0.95% series contract	77.557	125.240	0.000	202.797
Global Health Care Fund - 0.75% series contract	3,984.789	4,222.265	366.132	7,840.922
High Yield Fund - 1.50% series contract	1,233.507	6.838	235.786	1,004.559
High Yield Fund - 1.40% series contract	449,939.142	120,888.993	219,942.587	350,885.548
High Yield Fund - 1.25% series contract	4,991.698	838.335	198.257	5,631.776
High Yield Fund - 1.10% series contract	214.851	15.545	0.000	230.396
High Yield Fund - 0.95% series contract	43.918	71.843	0.000	115.761
High Yield Fund - 0.75% series contract	774.713	363.838	0.000	1,138.551
Financial Services Fund - 1.50% series contract	1,368.437	42.855	520.209	891.083
Financial Services Fund - 1.40% series contract	208,252.570	50,159.515	59,748.932	198,663.153
Financial Services Fund - 1.25% series contract	645.378	4,503.222	158.520	4,990.080
Financial Services Fund - 1.10% series contract	256.950	1,288.507	162.381	1,383.076
Financial Services Fund - 0.95% series contract	28.405	47.246	0.000	75.651
Financial Services Fund - 0.75% series contract	296.508	2,619.541	259.405	2,656.644
Small Cap Equity Fund - 1.40% series contract	48.134	17,672.768	2,193.653	15,527.249
Small Cap Equity Fund - 1.25% series contract	0.000	2,705.709	0.000	2,705.709
Small Cap Equity Fund - 1.10% series contract	0.000	559.580	0.000	559.580
Small Company Growth Fund - 1.50% series contract	68.639	144.401	0.860	212.180
Small Company Growth Fund - 1.40% series contract	123,848.236	61,683.940	44,079.133	141,453.043
Small Company Growth Fund - 1.25% series contract	4,052.002	861.727	1,620.396	3,293.333
Small Company Growth Fund - 1.10% series contract	388.008	77.376	0.000	465.384
Small Company Growth Fund - 0.75% series contract	3,181.463	658.540	612.232	3,227.771
Total Return Fund - 1.40% series contract	176,343.180	7,364.330	183,707.510	0.000
Total Return Fund - 1.10% series contract	3,768.034	15.903	3,783.937	0.000
American Century Investments:
Large Company Value — Class I - 1.40% series contract	36,701.792	110,356.901	47,674.152	99,384.541
Large Company Value — Class I - 1.25% series contract	0.000	5,867.404	0.000	5,867.404
Large Company Value — Class I - 1.10% series contract	0.000	82.915	0.000	82.915
Mid Cap Value — Class I - 1.50% series contract	0.000	29.253	22.547	6.706
Mid Cap Value — Class I - 1.40% series contract	24,970.228	135,436.181	46,030.334	114,376.075
Mid Cap Value — Class I - 1.25% series contract	0.000	7,829.047	13.767	7,815.280
Mid Cap Value — Class I - 1.10% series contract	0.000	132.931	0.000	132.931
Mid Cap Value — Class I - 0.75% series contract	0.000	23.011	0.000	23.011
Ultra — Class I - 1.50% series contract	0.000	953.838	0.669	953.169
Ultra — Class I - 1.40% series contract	598.086	42,456.201	10,439.272	32,615.015
Ultra — Class I - 1.10% series contract	0.000	143.364	0.000	143.364
Ultra — Class I - 0.95% series contract	0.000	411.819	0.000	411.819
Ultra — Class I - 0.75% series contract	0.000	4.188	0.000	4.188
Vista — Class I - 1.40% series contract	4,938.285	103,323.964	28,481.955	79,780.294
Vista — Class I - 1.10% series contract	0.000	1,175.812	0.064	1,175.748
Vista — Class I - 0.95% series contract	21.514	0.000	0.000	21.514
Vista — Class I - 0.75% series contract	0.000	8.772	0.000	8.772
Scudder VIT Funds:
EAFE Equity Index Fund - 1.50% series contract	119.766	22.128	141.894	0.000
EAFE Equity Index Fund - 1.40% series contract	477,210.842	97,617.302	574,828.144	0.000
EAFE Equity Index Fund - 1.10% series contract	785.892	265.105	1,050.997	0.000
EAFE Equity Index Fund - 0.95% series contract	59.751	0.000	59.751	0.000
EAFE Equity Index Fund - 0.75% series contract	17.367	2,041.461	2,058.828	0.000
Equity 500 Index Fund - 1.40% series contract	175,018.192	12,023.542	35,441.679	151,600.055
Equity 500 Index Fund - 1.10% series contract	1,841.196	273.075	3.694	2,110.577
Equity 500 Index Fund - 0.95% series contract	169.804	0.000	169.804	0.000
Small Cap Index Fund - 1.50% series contract	126.904	293.671	16.868	403.707
Small Cap Index Fund - 1.40% series contract	347,239.433	194,120.789	123,376.717	417,983.505
Small Cap Index Fund - 1.25% series contract	634.700	100.634	15.225	720.109
Small Cap Index Fund - 1.10% series contract	44.787	107.105	0.000	151.892
Small Cap Index Fund - 0.95% series contract	36.274	21.254	0.000	57.528
Small Cap Index Fund - 0.75% series contract	481.304	435.720	84.100	832.924

18

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
The Dreyfus Variable Investment Funds:
Appreciation Portfolio - 1.50% series contract	2,683.933	8.738	1,991.721	700.950
Appreciation Portfolio - 1.40% series contract	1,036,367.953	218,655.019	249,220.194	1,005,802.778
Appreciation Portfolio - 1.25% series contract	13,273.463	3,936.291	21.417	17,188.337
Appreciation Portfolio - 1.10% series contract	6,831.224	154.636	2,241.143	4,744.717
Appreciation Portfolio - 0.95% series contract	150.958	0.000	150.958	0.000
Appreciation Portfolio - 0.75% series contract	524.528	2,684.206	7.845	3,200.889
Growth and Income Portfolio - 1.50% series contract	15.504	11.437	0.749	26.192
Growth and Income Portfolio - 1.40% series contract	660,745.227	78,027.057	165,433.681	573,338.603
Growth and Income Portfolio - 1.25% series contract	11,571.700	1,254.351	22.156	12,803.895
Growth and Income Portfolio - 1.10% series contract	5,058.158	370.236	1,332.259	4,096.135
Growth and Income Portfolio - 0.75% series contract	2,110.774	2,520.157	57.615	4,573.316
Money Market Portfolio - 1.50% series contract	2,378.735	1,220.510	512.603	3,086.642
Money Market Portfolio - 1.40% series contract	5,458,310.932	9,356,219.385	8,061,197.851	6,753,332.466
Money Market Portfolio - 1.25% series contract	241.762	4,419.223	4,337.335	323.650
Money Market Portfolio - 1.10% series contract	4,618.151	35,732.633	0.000	40,350.784
Money Market Portfolio - 0.75% series contract	41,121.286	43,215.575	9,520.080	74,816.781
Developing Leaders Portfolio - 1.50% series contract	1,884.890	197.968	220.765	1,862.093
Developing Leaders Portfolio - 1.40% series contract	919,021.905	173,846.116	184,229.509	908,638.512
Developing Leaders Portfolio - 1.25% series contract	6,692.266	3,555.648	133.561	10,114.353
Developing Leaders Portfolio - 1.10% series contract	6,838.658	790.661	1,160.801	6,468.518
Developing Leaders Portfolio - 0.95% series contract	548.248	106.481	195.173	459.556
Developing Leaders Portfolio - 0.75% series contract	3,532.709	781.536	69.039	4,245.206
Technology Growth Portfolio - 1.40% series contract	198.889	57,431.261	25,529.592	32,100.558
Technology Growth Portfolio - 1.25% series contract	0.000	4,582.935	179.925	4,403.010
Technology Growth Portfolio - 0.95% series contract	20.730	0.000	0.000	20.730
Technology Growth Portfolio - 0.75% series contract	0.000	2.095	0.000	2.095
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	573.667	0.000	1.247	572.420
Socially Responsible Growth Fund, Inc. - 1.40% series contract	913,267.538	96,094.085	213,882.025	795,479.598
Socially Responsible Growth Fund, Inc. - 1.25% series contract	0.000	743.278	0.000	743.278
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,286.547	807.471	303.202	5,790.816
Socially Responsible Growth Fund, Inc. - 0.75% series contract	949.377	1,004.947	106.401	1,847.923
Stock Index Fund - 1.65% series contract	244.418	64.674	0.835	308.257
Stock Index Fund - 1.50% series contract	10,754.602	551.356	553.148	10,752.810
Stock Index Fund - 1.40% series contract	4,792,865.682	717,941.458	1,017,346.947	4,493,460.193
Stock Index Fund - 1.25% series contract	3,723.761	11,897.119	3,145.442	12,475.438
Stock Index Fund - 1.10% series contract	7,554.962	601.504	1,621.445	6,535.021
Stock Index Fund - 0.95% series contract	680.516	0.000	143.110	537.406
Stock Index Fund - 0.75% series contract	8,796.650	4,314.492	393.654	12,717.488
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.50% series contract	2,234.591	66.224	118.118	2,182.697
Mid Cap Growth Portfolio - 1.40% series contract	1,246,239.904	187,336.222	240,883.547	1,192,692.579
Mid Cap Growth Portfolio - 1.25% series contract	0.000	4,489.655	1,460.195	3,029.460
Mid Cap Growth Portfolio - 1.10% series contract	18,555.090	893.617	1,293.807	18,154.900
Mid Cap Growth Portfolio - 0.95% series contract	251.906	30.687	108.402	174.191
Mid Cap Growth Portfolio - 0.75% series contract	836.499	1,765.708	325.331	2,276.876
Balanced Portfolio - 1.65% series contract	579.214	45.257	1.458	623.013
Balanced Portfolio - 1.50% series contract	9,505.263	401.326	2,542.073	7,364.516
Balanced Portfolio - 1.40% series contract	3,596,278.746	361,902.103	733,226.361	3,224,954.488
Balanced Portfolio - 1.25% series contract	28,575.277	5,308.185	3,143.993	30,739.469
Balanced Portfolio - 1.10% series contract	13,350.072	1,552.597	3,512.860	11,389.809
Balanced Portfolio - 0.95% series contract	171.888	0.000	132.164	39.724
Balanced Portfolio - 0.75% series contract	2,476.146	2,176.757	361.855	4,291.048
Forty Portfolio - 1.50% series contract	5,783.288	1,693.954	2,287.825	5,189.417
Forty Portfolio - 1.40% series contract	1,369,066.381	328,144.677	275,888.525	1,421,322.533
Forty Portfolio - 1.25% series contract	7,843.530	3,381.729	131.916	11,093.343
Forty Portfolio - 1.10% series contract	9,080.188	2.725	157.915	8,924.998
Forty Portfolio - 0.95% series contract	369.844	14.933	160.145	224.632
Forty Portfolio - 0.75% series contract	4,108.809	3,800.850	511.749	7,397.910
Growth Portfolio - 1.50% series contract	3,242.404	1,335.904	1,295.294	3,283.014
Growth Portfolio - 1.40% series contract	1,963,661.008	268,773.162	416,092.707	1,816,341.463
Growth Portfolio - 1.25% series contract	5,388.088	3,474.954	0.000	8,863.042
Growth Portfolio - 1.10% series contract	12,071.718	572.211	525.722	12,118.207
Growth Portfolio - 0.95% series contract	128.720	0.000	128.720	0.000
Growth Portfolio - 0.75% series contract	2,368.105	780.437	994.943	2,153.599

19

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
Janus Aspen Series Institutional Shares (Continued):
Worldwide Growth Portfolio - 1.50% series contract	2,503.457	70.478	233.105	2,340.830
Worldwide Growth Portfolio - 1.40% series contract	1,892,337.612	170,847.210	440,739.670	1,622,445.152
Worldwide Growth Portfolio - 1.25% series contract	18,261.241	2,050.699	2,445.980	17,865.960
Worldwide Growth Portfolio - 1.10% series contract	10,895.424	294.403	1,342.152	9,847.675
Worldwide Growth Portfolio - 0.95% series contract	292.617	25.033	136.772	180.878
Worldwide Growth Portfolio - 0.75% series contract	2,190.387	471.459	90.113	2,571.733
Janus Aspen Select Series — Service Shares:
International Growth Portfolio - 1.50% series contract	896.152	430.831	126.450	1,200.533
International Growth Portfolio - 1.40% series contract	681,071.772	442,201.455	156,698.093	966,575.134
International Growth Portfolio - 1.25% series contract	11,536.669	2,643.117	173.606	14,006.180
International Growth Portfolio - 1.10% series contract	11,182.362	337.736	887.288	10,632.810
International Growth Portfolio - 0.95% series contract	22.784	34.083	0.000	56.867
International Growth Portfolio - 0.75% series contract	7.075	1,479.264	0.000	1,486.339
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio - 1.50% series contract	1,204.913	197.158	60.030	1,342.041
Growth II Portfolio - 1.40% series contract	304,965.126	24,178.907	68,914.597	260,229.436
Growth II Portfolio - 1.10% series contract	2,089.029	39.671	0.000	2,128.700
Growth II Portfolio - 0.95% series contract	109.120	16.917	0.000	126.037
Growth II Portfolio - 0.75% series contract	57.413	36.854	37.453	56.814
Large Cap Growth Portfolio - 1.65% series contract	209.587	59.032	0.727	267.892
Large Cap Growth Portfolio - 1.50% series contract	733.837	168.112	377.384	524.565
Large Cap Growth Portfolio - 1.40% series contract	680,505.488	67,687.263	240,693.258	507,499.493
Large Cap Growth Portfolio - 1.25% series contract	2,581.256	232.573	1,349.678	1,464.151
Large Cap Growth Portfolio - 1.10% series contract	5,697.210	156.204	381.230	5,472.184
Large Cap Growth Portfolio - 0.95% series contract	345.406	0.000	298.567	46.839
Large Cap Growth Portfolio - 0.75% series contract	2,440.765	200.172	1,525.269	1,115.668
Mid Cap Portfolio - 1.50% series contract	3,993.478	73.134	1.514	4,065.098
Mid Cap Portfolio - 1.40% series contract	925,589.961	120,311.872	196,605.256	849,296.577
Mid Cap Portfolio - 1.25% series contract	12,810.700	1,269.430	4,762.197	9,317.933
Mid Cap Portfolio - 1.10% series contract	2,414.681	39.150	501.749	1,952.082
Mid Cap Portfolio - 0.75% series contract	5,192.812	1,944.047	759.527	6,377.332
Select Value Portfolio - 1.50% series contract	1,380.301	336.389	78.036	1,638.654
Select Value Portfolio - 1.40% series contract	417,568.527	56,910.852	117,211.776	357,267.603
Select Value Portfolio - 1.25% series contract	9,646.260	860.619	3,307.178	7,199.701
Select Value Portfolio - 1.10% series contract	466.386	0.000	0.000	466.386
Select Value Portfolio - 0.95% series contract	38.597	62.756	0.000	101.353
Select Value Portfolio - 0.75% series contract	5,103.344	531.682	4,528.691	1,106.335
Technology & Communications Portfolio - 1.50% series contract	1,058.544	37.848	1.996	1,094.396
Technology & Communications Portfolio - 1.40% series contract	2,141,984.364	256,230.903	495,433.791	1,902,781.476
Technology & Communications Portfolio - 1.10% series contract	14,309.514	466.713	3,092.123	11,684.104
Technology & Communications Portfolio - 0.95% series contract	552.226	93.199	110.054	535.371
Technology & Communications Portfolio - 0.75% series contract	3,064.262	842.252	305.763	3,600.751
Strong Funds:
Mid Cap Growth Fund II - 1.50% series contract	29.045	0.000	29.045	0.000
Mid Cap Growth Fund II - 1.40% series contract	628,908.462	67,636.900	696,545.362	0.000
Mid Cap Growth Fund II - 1.25% series contract	106.267	21.374	127.641	0.000
Mid Cap Growth Fund II - 1.10% series contract	6,246.605	58.568	6,305.173	0.000
Mid Cap Growth Fund II - 0.95% series contract	25.023	0.000	25.023	0.000
Mid Cap Growth Fund II - 0.75% series contract	6,026.388	384.570	6,410.958	0.000
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Equity Portfolio - 1.40% series contract	130,531.503	4,941.790	31,726.294	103,746.999
Emerging Markets Equity Portfolio - 1.10% series contract	1,898.095	52.019	0.000	1,950.114
Core Plus Fixed Income Portfolio - 1.50% series contract	3,763.472	1,050.723	348.753	4,465.442
Core Plus Fixed Income Portfolio - 1.40% series contract	1,040,814.398	297,030.150	306,680.998	1,031,163.550
Core Plus Fixed Income Portfolio - 1.25% series contract	12,598.333	5,562.709	30.723	18,130.319
Core Plus Fixed Income Portfolio - 1.10% series contract	5,455.212	199.010	1,144.065	4,510.157
Core Plus Fixed Income Portfolio - 0.75% series contract	2,009.888	3,514.349	381.740	5,142.497
U.S. Mid Cap Value Portfolio - 1.65% series contract	421.176	0.000	0.906	420.270
U.S. Mid Cap Value Portfolio - 1.50% series contract	1,490.867	1,195.267	805.175	1,880.959
U.S. Mid Cap Value Portfolio - 1.40% series contract	467,487.388	192,157.714	128,911.261	530,733.841
U.S. Mid Cap Value Portfolio - 1.25% series contract	1,040.735	3,778.858	2,371.075	2,448.518
U.S. Mid Cap Value Portfolio - 1.10% series contract	4,302.132	1,445.842	521.680	5,226.294
U.S. Mid Cap Value Portfolio - 0.75% series contract	1,952.421	812.061	28.009	2,736.473
U.S. Real Estate Portfolio - 1.50% series contract	782.152	13.240	207.648	587.744
U.S. Real Estate Portfolio - 1.40% series contract	618,052.255	182,813.424	162,593.978	638,271.701
U.S. Real Estate Portfolio - 1.25% series contract	2,468.640	2,593.173	79.290	4,982.523
U.S. Real Estate Portfolio - 1.10% series contract	4,374.554	2,771.324	831.510	6,314.368
U.S. Real Estate Portfolio - 0.95% series contract	115.611	51.257	0.000	166.868
U.S. Real Estate Portfolio - 0.75% series contract	2,205.295	2,406.487	4.862	4,606.920

20

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
The Van Kampen Universal Institutional Funds, Inc. (Continued):
Value Portfolio - 1.50% series contract	1,221.823	1,765.663	2,094.124	893.362
Value Portfolio - 1.40% series contract	807,191.172	278,274.293	222,076.005	863,389.460
Value Portfolio - 1.25% series contract	33.943	1,679.250	1,231.190	482.003
Value Portfolio - 1.10% series contract	5,717.704	939.016	58.546	6,598.174
Value Portfolio - 0.95% series contract	33.363	0.000	0.000	33.363
Value Portfolio - 0.75% series contract	1,612.617	482.088	0.000	2,094.705
Timothy Partners, Ltd.:
Small-Cap VS - 1.50% series contract	782.093	0.000	0.250	781.843
Small-Cap VS - 1.40% series contract	310,246.389	17,020.252	49,485.827	277,780.814
Small-Cap VS - 1.10% series contract	2,782.088	120.345	444.514	2,457.919
Small-Cap VS - 0.75% series contract	565.694	173.815	0.000	739.509
Conservative Growth Fund VS - 1.50% series contract	4,590.387	39.269	222.635	4,407.021
Conservative Growth Fund VS - 1.40% series contract	586,564.485	72,272.060	86,227.182	572,609.363
Conservative Growth Fund VS - 1.25% series contract	619.421	237.516	0.000	856.937
Conservative Growth Fund VS - 1.10% series contract	175.420	0.000	162.002	13.418
Conservative Growth Fund VS - 0.75% series contract	133.936	2,529.119	0.000	2,663.055
Strategic Growth Fund VS - 1.50% series contract	590.905	68.350	518.775	140.480
Strategic Growth Fund VS - 1.40% series contract	687,211.128	88,952.492	102,944.836	673,218.784
Strategic Growth Fund VS - 0.75% series contract	70.404	65.200	2.852	132.752
Oppenheimer Variable Account Funds:
Balanced Fund - 1.50% series contract	3,000.955	2,905.377	19.432	5,886.900
Balanced Fund - 1.40% series contract	3,001.731	325,177.656	34,480.061	293,699.326
Balanced Fund - 1.25% series contract	0.000	6,792.972	0.019	6,792.953
Balanced Fund - 1.10% series contract	0.000	1,006.604	0.119	1,006.485
Balanced Fund - 0.95% series contract	21.039	0.000	0.000	21.039
Balanced Fund - 0.75% series contract	0.000	2,458.961	0.000	2,458.961
Capital Appreciation Fund - 1.40% series contract	581.341	88,952.717	3,813.889	85,720.169
Capital Appreciation Fund - 1.10% series contract	0.000	453.514	0.000	453.514
Capital Appreciation Fund - 0.75% series contract	0.000	1,989.469	0.000	1,989.469
Main Street Fund - 1.50% series contract	0.000	723.894	0.000	723.894
Main Street Fund - 1.40% series contract	13,062.128	165,965.576	17,642.907	161,384.797
Main Street Fund - 1.25% series contract	0.000	929.864	0.000	929.864
Main Street Fund - 1.10% series contract	0.000	1,160.095	23.836	1,136.259
Main Street Fund - 0.75% series contract	0.000	24.847	0.000	24.847
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class - 1.50% series contract	0.000	1,087.656	0.000	1,087.656
Real Return Portfolio — Administrative Class - 1.40% series contract	10,066.473	343,424.932	113,090.261	240,401.144
Real Return Portfolio — Administrative Class - 1.10% series contract	0.000	2,319.296	4.501	2,314.795
Total Return Portfolio — Administrative Class - 1.50% series contract	0.000	1,094.555	0.000	1,094.555
Total Return Portfolio — Administrative Class - 1.40% series contract	627.100	221,102.200	22,252.814	199,476.486
Total Return Portfolio — Administrative Class - 1.25% series contract	0.000	879.659	0.000	879.659
Total Return Portfolio — Administrative Class - 1.10% series contract	0.000	453.298	0.024	453.274
Total Return Portfolio — Administrative Class - 0.75% series contract	0.000	3.738	0.000	3.738
Wells Fargo Advantage Variable Trust:
Discovery Fund II - 1.50% series contract	0.000	44.059	1.217	42.842
Discovery Fund II - 1.40% series contract	0.000	858,611.344	140,982.880	717,628.464
Discovery Fund II - 1.25% series contract	0.000	141.832	56.875	84.957
Discovery Fund II - 1.10% series contract	0.000	8,730.855	1,226.569	7,504.286
Discovery Fund II - 0.95% series contract	0.000	34.450	0.000	34.450
Discovery Fund II - 0.75% series contract	0.000	6,136.857	89.371	6,047.486
Opportunity Fund II - 1.50% series contract	5,165.373	348.650	622.659	4,891.364
Opportunity Fund II - 1.40% series contract	901,005.259	98,291.930	209,787.295	789,509.894
Opportunity Fund II - 1.25% series contract	7,719.494	467.761	5,116.737	3,070.518
Opportunity Fund II - 1.10% series contract	3,288.858	219.948	383.995	3,124.811
Opportunity Fund II - 0.95% series contract	18.010	0.000	0.000	18.010
Opportunity Fund II - 0.75% series contract	9,922.486	2,238.555	2,185.181	9,975.860

21

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2006				Periods Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	1,199	$12.903468	$13.108573	$15,505	0.00%	0.75%	1.50%	14.78%	15.65%
Core Equity Fund (*)	952	10.812798	10.860776	10,292	1.07%	0.75%	1.40%	8.13%	8.61%
Dynamics Fund	105	10.228974	10.672996	1,085	0.00%	0.75%	1.50%	14.38%	15.25%
Global Health Care Fund	384	11.149126	11.632963	4,313	0.00%	0.75%	1.50%	3.66%	4.45%
High Yield Fund	345	11.855400	12.097966	4,102	8.35%	0.75%	1.50%	9.08%	9.91%
Financial Services Fund	187	13.175998	13.747660	2,480	1.49%	0.75%	1.50%	14.70%	15.57%
Small Cap Equity Fund	63	12.546245	12.745634	797	0.00%	0.75%	1.50%	15.68%	16.56%
Small Company Growth Fund	156	10.298362	10.745391	1,614	0.00%	0.75%	1.50%	12.42%	13.27%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	442	12.468255	12.666366	5,527	0.01%	0.75%	1.50%	18.19%	19.09%
Mid Cap Value Fund	939	13.292897	13.504095	12,508	0.15%	0.75%	1.50%	18.50%	19.40%
Ultra Fund	720	9.926893	10.116676	7,189	0.00%	0.75%	1.65%	-4.87%	-4.00%
Vista Fund	997	11.893183	12.082229	11,890	0.00%	0.75%	1.50%	7.38%	8.19%
DWS Investments VIT Funds — Class A:
Small Cap Index	455	17.188175	18.202156	7,885	0.64%	0.75%	1.50%	15.73%	16.61%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	973	14.876931	12.762733	14,562	1.53%	0.75%	1.50%	14.74%	15.61%
Growth and Income Portfolio	557	12.678713	12.290990	7,113	0.77%	0.75%	1.50%	12.80%	13.66%
Money Market Portfolio	6,546	1.175965	1.202985	7,748	4.71%	0.75%	1.50%	2.60%	3.19%
Developing Leaders Portfolio	828	14.909246	14.916250	12,457	0.41%	0.75%	1.50%	2.22%	2.99%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,322	10.661865	10.831351	14,127	0.00%	0.75%	1.50%	2.75%	3.53%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	710	11.246730	9.706556	8,061	0.11%	0.75%	1.50%	7.57%	8.38%
Stock Index Fund, Inc.	4,233	14.826623	12.771644	64,192	1.62%	0.75%	1.65%	13.60%	14.63%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,132	17.557561	14.647491	20,065	0.00%	0.75%	1.50%	11.91%	12.76%
Balanced Portfolio	2,905	20.050525	16.946087	59,473	2.11%	0.75%	1.65%	8.90%	9.89%
Forty Portfolio	1,303	11.316239	11.983880	14,864	0.34%	0.75%	1.50%	7.71%	8.53%
Large Cap Growth Portfolio	1,681	13.207761	11.236984	22,390	0.48%	0.75%	1.50%	9.71%	10.54%
International Growth Portfolio	1,221	27.242589	23.336974	33,479	1.97%	0.75%	1.50%	44.82%	45.92%
Worldwide Growth Portfolio	1,434	14.579256	11.918070	21,065	1.69%	0.75%	1.50%	16.44%	17.32%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	968	14.857509	14.752371	14,500	4.09%	0.75%	1.50%	2.18%	2.95%
U.S. Mid Cap Value Portfolio	597	22.621528	19.992502	13,811	0.28%	0.75%	1.65%	18.71%	19.80%
U.S. Real Estate Portfolio	639	36.367906	36.686891	23,437	1.08%	0.75%	1.50%	35.98%	37.01%
Value Portfolio	863	16.455411	16.581099	14,342	1.70%	0.75%	1.50%	15.14%	16.02%
Timothy Partners, Ltd. — Variable Series:
Small-Cap Fund	222	20.143256	21.380470	4,512	0.00%	0.75%	1.50%	17.08%	17.97%
Conservative Growth Fund	526	12.025018	12.453961	6,357	2.79%	0.75%	1.50%	7.53%	8.34%
Strategic Growth Fund	630	12.124648	12.555889	7,673	1.85%	0.75%	1.50%	8.19%	9.01%
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	298	11.521604	11.704735	3,445	2.01%	0.75%	1.50%	9.48%	10.31%
Capital Appreciation Fund	210	11.356572	11.537101	2,391	0.26%	0.75%	1.50%	6.33%	7.14%
Main Street Fund	193	12.241524	12.436042	2,363	1.09%	0.75%	1.50%	13.30%	14.16%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	217	10.132796	10.293911	2,205	4.23%	0.75%	1.50%	-0.79%	-0.04%
Total Return Portfolio	211	10.395533	10.567262	2,196	4.52%	0.75%	1.50%	2.30%	3.07%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

22

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — continued

	At December 31, 2005				Periods Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund	19	$11.254617	$11.291687	$212	0.00%	1.10%	1.40%	8.08%	8.40%
Dynamics Fund	76	8.943219	9.261113	685	0.00%	0.75%	1.50%	9.06%	9.89%
Core Stock Fund	808	12.874443	11.400606	10,395	0.38%	0.75%	1.40%	1.91%	2.58%
Global Health Care Fund	422	10.755506	11.137654	4,559	0.00%	0.75%	1.50%	6.53%	7.34%
High Yield Fund	359	10.868424	11.007248	3,909	7.96%	0.75%	1.50%	1.18%	1.95%
Financial Services Fund	209	11.487311	11.895426	2,410	1.34%	0.75%	1.50%	4.32%	5.11%
Small Cap Equity Fund	19	10.857407	10.893167	204	0.00%	1.10%	1.40%	6.60%	6.93%
Small Company Growth Fund	149	9.160636	9.486239	1,369	0.00%	0.75%	1.50%	3.62%	4.40%
American Century Investments:
Large Company Value — Class I	105	10.560864	10.595660	1,113	3.41%	1.10%	1.40%	3.37%	3.68%
Mid Cap Value — Class I	122	11.217536	11.309936	1,374	1.37%	0.75%	1.50%	7.92%	8.74%
Ultra — Class I	34	10.452014	10.538120	357	0.00%	0.75%	1.50%	0.64%	1.40%
Vista — Class I	81	11.088360	11.167429	898	0.00%	0.75%	1.40%	6.63%	7.33%
Scudder VIT Funds:
Equity 500 Index	154	9.136666	9.320196	1,405	1.54%	1.10%	1.40%	3.21%	3.53%
Small Cap Index	420	14.851525	15.609142	6,282	0.63%	0.75%	1.50%	2.70%	3.48%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,032	12.966250	11.039795	13,443	0.02%	0.75%	1.50%	2.82%	3.60%
Growth and Income Portfolio	595	11.239975	10.814168	6,730	1.31%	0.75%	1.50%	1.81%	2.58%
Money Market Portfolio	6,872	1.146196	1.165821	7,922	2.58%	0.75%	1.50%	0.98%	1.62%
Developing Leaders Portfolio	932	14.585834	14.482701	13,699	0.00%	0.75%	1.50%	4.22%	5.01%
Technology Growth Portfolio	37	10.388053	10.462156	380	0.00%	0.75%	1.40%	2.34%	3.01%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	804	10.455586	8.955771	8,479	0.00%	0.75%	1.50%	2.07%	2.84%
Stock Index Fund	4,537	13.051861	11.141253	60,411	1.58%	0.75%	1.65%	2.97%	3.91%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,219	15.688702	12.989749	19,269	0.00%	0.75%	1.50%	10.63%	11.47%
Balanced Portfolio	3,279	18.412437	15.420964	61,531	2.20%	0.75%	1.65%	6.17%	7.14%
Forty Portfolio	1,454	10.506419	11.042426	15,387	0.21%	0.75%	1.50%	11.16%	12.00%
Growth Portfolio	1,843	12.038658	10.165143	22,350	0.32%	0.75%	1.50%	2.73%	3.51%
Worldwide Growth Portfolio	1,655	12.521328	10.158682	20,847	1.31%	0.75%	1.50%	4.28%	5.07%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	994	18.810903	15.992759	18,806	1.12%	0.75%	1.50%	30.32%	31.30%
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	264	9.315791	9.523166	2,479	0.00%	0.75%	1.50%	9.69%	10.52%
Large Cap Growth Portfolio	516	14.320384	12.126097	7,547	0.00%	0.75%	1.65%	2.84%	3.77%
Mid Cap Portfolio	871	13.016051	13.478512	11,393	0.00%	0.75%	1.50%	4.13%	4.92%
Select Value Portfolio	368	8.198639	8.489987	3,030	1.91%	0.75%	1.50%	2.94%	3.73%
Technology & Communications Portfolio	1,920	7.665243	7.980838	14,842	0.00%	0.75%	1.50%	8.27%	9.09%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	106	13.409924	13.752477	1,418	0.38%	1.10%	1.40%	31.99%	32.39%
Core Plus Fixed Income Portfolio	1,063	14.540695	14.329012	15,577	3.50%	0.75%	1.50%	2.65%	3.43%
Mid Cap Value Portfolio	543	19.055685	16.688897	10,561	0.31%	0.75%	1.65%	10.46%	11.47%
U.S. Real Estate Portfolio	655	26.744644	26.776196	17,661	1.19%	0.75%	1.50%	15.30%	16.18%
Value Portfolio	873	14.291407	14.292090	12,591	1.37%	0.75%	1.50%	3.00%	3.78%
Timothy Partners, Ltd.:
Small-Cap VS	282	17.204132	18.123238	4,886	0.00%	0.75%	1.50%	-2.15%	-1.40%
Conservative Growth VS	581	11.183411	11.495051	6,517	0.25%	0.75%	1.50%	3.76%	4.55%
Strategic Growth VS	673	11.206981	11.518110	7,575	0.00%	0.75%	1.50%	4.30%	5.10%
Oppenheimer Variable Account Funds:
Balanced Fund	310	10.523629	10.610348	3,265	0.57%	0.75%	1.50%	2.33%	3.11%
Capital Appreciation Fund	88	10.691883	10.768137	943	0.24%	0.75%	1.40%	3.63%	4.31%
Main Street Fund	164	10.804162	10.893157	1,776	0.51%	0.75%	1.50%	4.39%	5.18%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	244	10.213640	10.258560	2,493	3.87%	1.10%	1.50%	0.57%	0.98%
Total Return Portfolio — Administrative Class	202	10.162115	10.252148	2,054	4.09%	0.75%	1.50%	0.92%	1.69%
Wells Fargo Advantage Variable Trust:
Discovery Fund II (*)	731	11.345996	11.409057	8,304	0.00%	0.75%	1.50%	13.46%	14.09%
Opportunity Fund II	811	19.130526	16.674972	15,602	0.00%	0.75%	1.50%	6.27%	7.08%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Periods Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	3	$10.413665	$10.413665	$28	0.00%	1.40%	1.40%	4.14%	4.14%
Dynamics Fund	78	8.199982	8.427490	640	0.00%	0.75%	1.50%	11.64%	12.49%
Core Equity Fund	1,051	12.540145	11.113823	13,277	0.85%	0.75%	1.50%	2.68%	3.46%
Health Sciences Fund	389	10.096155	10.376110	3,942	0.00%	0.75%	1.50%	5.96%	6.76%
High Yield Fund (**)	457	10.741765	10.797012	4,915	5.79%	0.75%	1.50%	7.42%	7.97%
Financial Services Fund	211	11.011283	11.316604	2,330	0.82%	0.75%	1.50%	7.05%	7.86%
Small Cap Equity Fund (*)	0	10.184771	10.184771	0	0.00%	1.40%	1.40%	1.85%	1.85%
Small Company Growth Fund	132	8.840784	9.086065	1,168	0.00%	0.75%	1.50%	12.19%	13.04%
Total Return Fund	180	10.588271	10.825781	1,908	1.67%	1.10%	1.40%	2.28%	2.59%
American Century Investments:
Large Company Value — Class I (*)	37	10.216542	10.216542	375	0.01%	1.40%	1.40%	2.17%	2.17%
Mid Cap Value — Class I (*)	25	10.395465	10.395465	260	0.01%	1.40%	1.40%	3.95%	3.95%
Ultra — Class I (*)	1	10.386756	10.386756	6	0.00%	1.40%	1.40%	3.87%	3.87%
Vista — Class I (*)	5	10.399373	10.403392	52	0.00%	0.95%	1.40%	3.99%	4.03%
Scudder VIT Funds:
EAFE Equity Index	478	8.665044	9.038644	4,167	2.29%	0.75%	1.50%	17.28%	18.17%
Equity 500 Index	177	8.852168	9.078997	1,567	1.12%	0.95%	1.40%	9.05%	9.54%
Small Cap Index	349	14.461037	15.084265	5,070	0.42%	0.75%	1.50%	16.00%	16.87%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,060	12.611044	10.656479	13,434	1.76%	0.75%	1.50%	3.47%	4.26%
Growth and Income Portfolio	680	11.040630	10.542352	7,547	1.26%	0.75%	1.50%	5.86%	6.66%
Money Market Portfolio	5,507	1.135018	1.147250	6,281	0.72%	0.75%	1.50%	-0.62%	0.04%
Developing Leaders Portfolio	939	13.995525	13.791916	13,228	0.20%	0.75%	1.50%	9.67%	10.51%
Technology Growth Portfolio (*)	0	10.151024	10.154947	2	0.00%	0.95%	1.40%	1.51%	1.55%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	920	10.243995	8.708439	9,495	0.39%	0.75%	1.50%	4.62%	5.41%
Stock Index Fund	4,825	12.675499	10.722192	62,267	1.80%	0.75%	1.65%	8.82%	9.81%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,268	14.181621	11.653511	18,121	0.00%	0.75%	1.50%	18.94%	19.84%
Balanced Portfolio	3,651	17.341815	14.393020	64,383	2.23%	0.75%	1.65%	6.74%	7.71%
Capital Appreciation Portfolio	1,396	9.451611	9.858999	13,275	0.24%	0.75%	1.50%	16.46%	17.34%
Growth Portfolio	1,987	11.719098	9.820772	23,443	0.14%	0.75%	1.50%	2.95%	3.73%
Worldwide Growth Portfolio	1,926	12.007224	9.668184	23,251	0.98%	0.75%	1.50%	3.21%	3.99%
Janus Aspen Select Series:
International Growth Portfolio	705	14.434891	12.179969	10,220	0.89%	0.75%	1.50%	17.17%	18.06%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	308	8.492828	8.616491	2,639	0.00%	0.75%	1.50%	5.02%	5.81%
Large Cap Growth Portfolio	693	13.925454	11.685108	9,812	0.00%	0.75%	1.65%	7.15%	8.13%
Mid Cap Portfolio	950	12.499711	12.846324	11,921	0.00%	0.75%	1.50%	17.08%	17.96%
Select Value Portfolio	434	7.964104	8.184990	3,472	2.34%	0.75%	1.50%	1.31%	2.08%
Technology & Communications Portfolio	2,161	7.079714	7.315679	15,415	0.00%	0.75%	1.50%	4.83%	5.62%
Strong Funds:
Mid Cap Growth Fund II	641	13.869868	11.303306	8,947	0.00%	0.75%	1.50%	17.37%	18.26%
Opportunity Fund II	927	18.001632	15.572815	16,765	0.00%	0.75%	1.50%	16.45%	17.33%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	132	10.160076	10.388107	1,346	0.64%	1.10%	1.40%	21.39%	21.76%
Core Plus Fixed Income Portfolio	1,065	14.164679	13.853286	15,182	3.99%	0.75%	1.50%	2.81%	3.58%
Mid Cap Value Portfolio	477	17.251006	14.971848	8,370	0.02%	0.75%	1.65%	12.71%	13.73%
U.S. Real Estate Portfolio	628	23.195474	23.047942	14,674	1.87%	0.75%	1.50%	34.35%	35.37%
Value Portfolio	816	13.875252	13.771392	11,405	1.74%	0.75%	1.50%	16.07%	16.95%
Timothy Partners, Ltd.:
Small-Cap VS	314	17.581568	18.381300	5,565	0.00%	0.75%	1.50%	9.79%	10.62%
Conservative Growth VS	592	10.778271	10.995154	6,399	0.00%	0.75%	1.50%	4.39%	5.18%
Strategic Growth VS	688	10.744596	10.959701	7,410	0.00%	0.75%	1.50%	6.50%	7.31%
Oppenheimer Variable Account Funds:
Balanced Fund (*)	6	10.283548	10.288407	62	0.00%	0.95%	1.50%	2.84%	2.88%
Capital Appreciation Fund (*)	1	10.317159	10.317159	6	0.00%	1.40%	1.40%	3.17%	3.17%
Main Street Fund (*)	13	10.350617	10.350617	135	0.00%	1.40%	1.40%	3.51%	3.51%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class (*)	10	10.156423	10.156423	102	5.92%	1.40%	1.40%	1.56%	1.56%
Total Return Portfolio — Administrative Class (*)	1	10.070332	10.070332	6	0.03%	1.40%	1.40%	0.70%	0.70%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*)	Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**)	Period from April 29, 2004 (commencement of operations) to December 31, 2004.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2003				Periods Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
Scudder VIT Funds:
EAFE Equity Index	413	$7.388091	$7.595666	$3,063	3.97%	0.90%	1.50%	31.39%	32.17%
Equity 500 Index	194	8.117797	8.306805	1,579	1.13%	0.90%	1.40%	26.39%	27.01%
Small Cap Index	437	12.466875	12.906395	5,476	0.37%	0.75%	1.50%	44.26%	45.34%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	961	12.187676	10.221281	11,760	1.47%	0.75%	1.50%	19.38%	20.27%
Growth and Income Portfolio	612	10.429505	9.883935	6,415	0.81%	0.75%	1.50%	24.70%	25.63%
Money Market Portfolio	11,575	1.142058	1.146810	13,272	0.61%	0.75%	1.50%	-0.70%	-0.04%
Developing Leaders Portfolio	924	12.760941	12.480727	11,857	0.03%	0.75%	1.50%	29.75%	30.71%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	936	9.791601	8.261258	9,215	0.11%	0.75%	1.50%	24.14%	25.07%
Stock Index Fund	4,775	11.648244	9.764386	56,332	1.45%	0.75%	1.65%	26.28%	27.41%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund	63	7.344844	7.491858	466	0.00%	0.75%	1.50%	35.79%	36.80%
Core Equity Fund	1,093	12.212738	10.742258	13,427	1.16%	0.75%	1.50%	20.79%	21.68%
Health Sciences Fund	319	9.528348	9.718905	3,045	0.00%	0.75%	1.50%	25.89%	26.83%
High Yield Fund	867	10.031841	9.202367	8,745	7.87%	0.75%	1.50%	23.19%	24.11%
Financial Services Fund	159	10.286102	10.491819	1,641	0.58%	0.75%	1.50%	27.67%	28.62%
Small Company Growth Fund	137	7.880151	8.037880	1,086	0.00%	0.75%	1.50%	31.46%	32.44%
Total Return Fund	198	10.351951	10.552207	2,052	2.38%	1.10%	1.40%	15.37%	15.71%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,326	11.923077	9.723925	15,889	0.00%	0.75%	1.50%	33.11%	34.10%
Balanced Portfolio	3,799	16.246497	13.362331	62,434	2.21%	0.75%	1.65%	12.20%	13.20%
Capital Appreciation Portfolio	1,528	8.115731	8.401910	12,461	0.46%	0.75%	1.50%	18.75%	19.64%
Growth Portfolio	2,154	11.382949	9.467320	24,643	0.09%	0.75%	1.50%	29.79%	30.75%
Worldwide Growth Portfolio	2,183	11.633594	9.296883	25,392	1.01%	0.75%	1.50%	22.16%	23.07%
International Growth Portfolio	698	12.319658	10.233679	8,627	1.17%	0.90%	1.50%	32.92%	33.71%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	323	8.087106	8.143144	2,626	0.00%	0.75%	1.50%	23.85%	24.77%
Large Cap Growth Portfolio	630	12.995728	10.806602	8,303	0.00%	0.75%	1.65%	29.06%	30.21%
Mid Cap Portfolio	770	10.676536	10.890084	8,245	0.00%	0.75%	1.50%	32.33%	33.31%
Select Value Portfolio	425	7.860838	8.018085	3,353	2.48%	0.75%	1.50%	16.55%	17.41%
Technology & Communications Portfolio	2,210	6.753583	6.926193	15,022	0.00%	0.75%	1.50%	43.19%	44.25%
Strong Funds:
Mid Cap Growth Fund II	654	11.816959	9.557876	7,721	0.00%	0.75%	1.50%	32.23%	33.22%
Opportunity Fund II	822	15.458386	13.272178	12,732	0.08%	0.75%	1.50%	34.98%	35.99%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	146	8.369484	12.045125	1,227	0.00%	0.90%	1.40%	47.61%	48.34%
Core Plus Fixed Income Portfolio	1,136	13.778094	13.373842	15,737	0.91%	0.75%	1.50%	3.09%	3.86%
Mid Cap Value Portfolio	429	15.453181	13.164187	6,655	0.00%	0.75%	1.50%	39.42%	40.46%
U.S. Real Estate Portfolio	560	17.264400	17.025662	9,727	0.00%	0.75%	1.50%	35.48%	36.49%
Value Portfolio	633	11.953963	11.775296	7,616	0.00%	0.75%	1.50%	32.10%	33.08%
Timothy Partners, Ltd.:
Small-Cap VS	329	16.013800	16.616330	5,301	0.00%	0.75%	1.50%	39.04%	40.07%
Conservative Growth VS	356	10.325409	10.453956	3,684	0.00%	0.75%	1.50%	15.88%	16.74%
Strategic Growth VS	412	10.088364	10.212939	4,162	0.00%	0.75%	1.50%	23.18%	24.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2002				Periods Ended December 31, 2002
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Lowest to Highest		(000s)	Income Ratio (1)	Lowest to Highest (2)		Lowest to Highest (3)
Scudder VIT Funds:
EAFE Equity Index	191	$5.623237	$5.747094	$1,077	1.90%	0.90%	1.50%	-22.76%	-22.30%
Equity 500 Index	225	6.422838	6.540032	1,448	0.98%	0.90%	1.40%	-23.39%	-23.01%
Small Cap Index	167	8.641731	8.880430	1,453	0.71%	0.75%	1.50%	-21.76%	-21.18%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	834	8.313661	10.517029	8,552	1.19%	0.75%	1.50%	-17.74%	-17.50%
Growth and Income Portfolio	647	7.696282	8.546428	5,438	0.60%	0.75%	1.50%	-26.25%	-26.14%
Money Market Portfolio	26,764	1.125015	1.169798	30,874	1.56%	0.75%	1.50%	0.18%	0.30%
Small Cap Portfolio	909	9.340276	10.131883	8,981	0.05%	0.75%	1.50%	-20.12%	-19.88%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	969	6.561870	8.059684	7,676	0.21%	0.75%	1.50%	-29.58%	-29.72%
Stock Index Fund	4,548	7.496983	9.579380	42,392	1.40%	0.75%	1.65%	-23.32%	-23.09%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund	78	5.409027	5.476583	424	0.00%	0.75%	1.50%	-32.91%	-32.41%
Core Equity Fund	1,110	8.635717	10.331759	11,282	1.46%	0.75%	1.50%	-20.11%	-19.99%
Health Sciences Fund	216	7.568511	7.662880	1,637	0.00%	0.75%	1.50%	-25.57%	-25.01%
High Yield Fund	490	7.252971	8.320679	4,013	9.96%	0.75%	1.50%	-2.51%	-2.37%
Financial Services Fund	120	8.056892	8.157371	969	0.76%	0.75%	1.50%	-16.16%	-15.53%
Small Company Growth Fund	157	5.994252	6.069108	944	0.00%	0.75%	1.50%	-32.13%	-31.63%
Total Return Fund	239	8.972997	9.119526	2,144	2.10%	1.10%	1.40%	-11.46%	-11.20%
Janus Aspen Series:
Aggressive Growth Portfolio	1,317	7.203589	9.227625	11,845	0.00%	0.75%	1.50%	-28.58%	-28.61%
Balanced Portfolio	3,791	11.547104	15.037669	55,454	2.52%	0.75%	1.65%	-7.60%	-7.33%
Capital Appreciation Portfolio	1,580	6.834023	7.022777	10,840	0.58%	0.75%	1.50%	-16.92%	-16.30%
Growth Portfolio	2,361	7.082990	9.035150	20,810	0.00%	0.75%	1.50%	-27.42%	-27.20%
Worldwide Growth Portfolio	2,506	7.389719	9.810429	23,887	0.90%	0.75%	1.50%	-26.42%	-26.20%
International Growth Portfolio	693	7.536654	9.470891	6,455	1.24%	0.90%	1.50%	-26.50%	-26.39%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	321	6.483531	6.726823	2,108	0.00%	0.75%	1.50%	-31.05%	-31.08%
Large Cap Growth Portfolio	538	8.118359	10.457164	5,483	0.00%	0.75%	1.65%	-30.19%	-29.98%
Mid Cap Portfolio	711	8.068197	8.168835	5,747	0.00%	0.75%	1.50%	-19.86%	-19.26%
Select Value Portfolio	383	6.744883	6.829025	2,591	1.19%	0.75%	1.50%	-26.18%	-25.63%
Technology & Communications Portfolio	1,924	4.716523	4.858762	9,123	0.00%	0.75%	1.50%	-54.67%	-54.42%
Strong Funds:
Mid Cap Growth Fund II	591	7.127359	9.206023	5,280	0.00%	0.75%	1.50%	-38.10%	-38.14%
Opportunity Fund II	696	9.547304	11.797331	7,971	0.39%	0.75%	1.50%	-27.72%	-27.51%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	146	5.670122	8.120134	832	0.00%	0.90%	1.40%	-10.16%	-9.71%
Core Plus Fixed Income Portfolio	1,076	12.596637	13.656469	14,460	4.31%	0.75%	1.50%	6.00%	6.16%
Mid Cap Value Portfolio	392	9.168344	11.418226	4,365	0.00%	0.75%	1.50%	-28.91%	-28.70%
U.S. Real Estate Portfolio	476	12.202516	13.127169	6,103	3.97%	0.75%	1.50%	-2.01%	-1.72%
Value Portfolio	538	8.789584	9.322154	4,891	1.11%	0.75%	1.50%	-22.85%	-22.89%
Timothy Partners, Ltd.:
Small-Cap VS	418	11.517409	11.862623	4,841	0.00%	0.75%	1.50%	-18.61%	-18.00%
Conservative Growth VS (*)	169	8.910599	8.934171	1,505	0.69%	1.10%	1.50%	-10.89%	-10.66%
Strategic Growth VS (*)	164	8.189622	8.194917	1,340	0.00%	1.40%	1.50%	-18.10%	-18.05%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note:	Year ended unless otherwise noted.

(*)	Period for May 1, 2002 (commencement of operations) to December 31, 2002.

26

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2006, 2005 and 2004
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2006, 2005 and 2004

Report of Independent Registered Public Accounting Firm

Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect, wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2006 and 2005, and the related statements of income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.
As discussed in Note B to the financial statements, in connection with implementing a new accounting standard, the Company changed its methods of accounting for certain non-traditional long duration insurance contracts and separate accounts in 2004.

/s/ Ernst & Young LLP
Cincinnati, Ohio
April 25, 2007

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEETS
(Dollars in thousands)

	December 31
	2006	2005
ASSETS
Invested assets:
Fixed maturities — at fair value (amortized cost — $769,506 and $698,633)	$766,459	$702,318
Equity securities — at fair value (cost — $9,496 and $0)	9,627	—
Policy loans	28,785	20,263
Cash and short-term investments	80,316	12,046

Total investments	885,187	734,627

Accrued investment income	10,538	8,939
Unamortized insurance acquisition costs, net	132,873	110,285
Receivables from affiliates	—	425
Other assets	6,366	3,956
Variable annuity assets (separate accounts)	700,496	643,506

Total assets	$1,735,460	$1,501,738

LIABILITIES
Annuity benefits accumulated	$873,286	$739,176
Current and deferred federal income taxes	22,627	4,207
Accounts payable, accrued expenses, and other liabilities	22,454	3,587
Variable annuity liabilities (separate accounts)	700,496	643,506

Total liabilities	1,618,863	1,390,476

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	100,550	100,550
Retained earnings	14,515	7,013
Accumulated other comprehensive income, net	(968)	1,199

Total stockholder’s equity	116,597	111,262

Total liabilities and stockholder’s equity	$1,735,460	$1,501,738

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
INCOME STATEMENTS
(In thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Net investment income	$45,067	$38,975	$33,998
Realized (losses) gains on investments	(1,068)	(472)	855
Annuity policy charges	14,175	13,612	12,976
Other income	1,376	1,252	1,051

Total revenues	59,550	53,367	48,880

Costs and expenses:
Annuity benefits	26,803	23,328	22,347
Insurance acquisition expenses, net	13,708	13,331	13,408
Other expenses	8,746	8,249	8,673

Total costs and expenses	49,257	44,908	44,428

Income before provision for income taxes	10,293	8,459	4,452
Provision for income taxes	(2,791)	(2,962)	(1,558)

Net income before cumulative effect of accounting change	7,502	5,497	2,894

Cumulative effect of accounting change, net of tax	—	—	356

Net income	$7,502	$5,497	$3,250

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2006	2005	2004
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$100,550	$100,550	$100,550

Retained Earnings (Deficit):
Balance at beginning of year	$7,013	$1,516	$(1,734)
Net income	7,502	5,497	3,250

Balance at end of year	$14,515	$7,013	$1,516

Accumulated other comprehensive income, net:
Balance at beginning of year	$1,199	$3,330	$3,737
Change during year	(2,167)	(2,131)	(407)

Balance at end of year	$(968)	$1,199	$3,330

Comprehensive Income:
Net income	$7,502	$5,497	$3,250
Other comprehensive income — decrease in net unrealized gains on marketable securities, net	(2,167)	(2,131)	(407)

Comprehensive income	$5,335	$3,366	$2,843

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2006	2005	2004
Cash flows from operating activities:
Net income	$7,502	$5,497	$3,250
Adjustments:
Cumulative effect of accounting change, net of tax	—	—	(356)
Benefits to annuity policyholders	26,803	23,328	22,346
Amortization of insurance acquisition costs	11,790	11,424	11,394
Depreciation and amortization	(470)	385	624
Realized losses (gains) on investments, net	1,068	472	(855)
Increase in insurance acquisition costs	(26,750)	(21,197)	(19,424)
Increase in accrued investment income	(1,599)	(756)	(1,148)
Increase in payable to affiliates, net	24,741	2,773	688
Increase (decrease) in other liabilities	5,833	(307)	1,429
Increase in other assets	(1,136)	(1,020)	(192)
Other, net	(106)	(119)	(745)

Net cash provided by operating activities	47,676	20,480	17,011

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(196,365)	(199,366)	(255,293)
Equity securities	(9,496)	—	—
Maturities and redemptions of fixed maturity investments	34,215	26,193	34,714
Sales of:
Fixed maturity investments	96,940	93,798	170,846
Increase in policy loans	(8,522)	(5,688)	(4,250)

Net cash used in investing activities	(83,228)	(85,063)	(53,983)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	277,237	208,267	131,395
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(199,179)	(167,635)	(74,817)
Net transfers from variable annuity assets	25,764	11,367	1,436

Net cash provided by financing activities	103,822	51,999	58,014

Net increase (decrease) in cash and short-term investments	68,270	(12,584)	21,042
Beginning cash and short-term investments	12,046	24,630	3,588

Ending cash and short-term investments	$80,316	$12,046	$24,630

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded, financial services holding company of which American Financial Group, Inc. (“AFG”) owned 81% as of December 31, 2006.
AILIC’s products are variable and fixed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, and marketed through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
INVESTMENTS
All fixed maturity securities and equity securities are considered “available for sale” and reported at fair value with unrealized gains and losses reported as a separate component of stockholder’s equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings, included in realized (losses) gains, and the cost basis of that investment is reduced.
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of, (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the income statements reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Following the adoption of Statement of Position (“SOP”) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Insurance Contracts and for Separate Accounts, (“SOP 03-1”) DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in “Unrealized gains on marketable securities, net” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
The Company adopted SOP 03-1 effective January 1, 2004 and it was reported as a cumulative effect of a change in accounting principle in the 2004 results of operations.
Following the adoption of SOP 03-1, reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and variable annuity policy charges. Prior to the adoption of SOP 03-1, reserves for two-tier annuities were generally recorded at the lower-tier value plus EDAR.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions. Prior to the adoption of SOP 03-1, death benefits in excess of the variable annuity account balances were expensed when paid.
INCOME TAXES
Until December 31, 2005, tax payments and the recoupment (in the event of future losses) of tax paid pursuant to the tax allocation agreement are computed on a separate company basis as determined in accordance with generally accepted accounting principles based upon the rules provided by the Internal Revenue Code of 1986 as amended.
A new tax allocation agreement was entered into effective December 31, 2005. Pursuant to the new agreement, the Company’s tax expense will be determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are to be made quarterly during the year. Following year-end, additional settlements will be made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the new agreement is based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.
Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. The Company recognizes deferred tax assets if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, Company employees who meet the eligibility requirements participate in that plan. At the discretion of the GAFRI Board of Directors, GAFRI makes all contributions to the retirement fund portion of the Plan and matches a percentage of employee contributions to the savings fund. Employees are permitted to direct the investment of all contributions to independently managed investment securities as well as funds comprised of GAFRI and AFG securities. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
STATEMENTS OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
FAIR VALUES OF FINANCIAL INSTRUMENTS
The following table shows the carrying values and estimated fair value of the Company’s financial instruments at December 31 (in thousands):

	2006		2005
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$766,459	$766,459	$702,318	$702,318
Equity securities	9,627	9,627	0	0

Liabilities
Annuity benefits accumulated	$873,286	$820,474	$739,176	$702,930
Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.
Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.
Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.
The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS
Fixed maturity investments at December 31 consisted of the following (in thousands):

	2006
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$36,654	$36,964	$675	$(365)
Public utilities	69,697	70,170	1,042	(569)
Mortgage-backed securities	256,060	251,926	583	(4,717)
All other corporate	407,095	407,399	4,411	(4,107)

	$769,506	$766,459	$6,711	$(9,758)

	2005
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$39,795	$40,818	$1,290	$(267)
Public utilities	60,544	62,244	1,828	(128)
Mortgage-backed securities	285,729	281,802	432	(4,359)
All other corporate	312,565	317,454	6,969	(2,080)

	$698,633	$702,318	$10,519	$(6,834)

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2006
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$63	$7,883	$302	$9,893
Public utilities	323	17,920	246	10,314
Mortgage-backed securities	476	55,708	4,241	156,282
All other corporate	1,219	108,661	2,888	98,049

Total fixed maturity investments	$2,081	$190,172	$7,677	$274,538

	2005
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$3	$1,417	$264	$8,587
Public utilities	34	4,930	94	5,556
Mortgage-backed securities	3,511	200,992	848	36,536
All other corporate	1,322	82,252	758	25,804

Total fixed maturity investments	$4,870	$289,591	$1,964	$76,483

At December 31, 2006, investment grade securities (as determined by nationally recognized rating agencies) represented approximately 98% of the total gross unrealized loss and fair value, respectively. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2006. AILIC has the ability and intent to hold such securities until they fully recover to amortized cost or mature.
The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on fair value as of December 31, 2006 (in thousands). Maturity data based on amortized cost is generally the same.

	Amortized	Fair	Fair
Maturity	Cost	Value	Value %
One year or less	$13,273	$13,254	1%
After one year through five years	110,084	112,343	15
After five years through ten years	320,775	319,477	42
After ten years	69,314	69,459	9

Subtotal	514,446	514,533	67

Mortgage-backed securities	256,060	251,926	33

Total bonds by maturity	$769,506	$766,459	100%

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS (CONTINUED)
The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of fixed maturity investments were $96.9 million in 2006, $93.8 million in 2005, and $170.8 million in 2004. Gross realized gains of $1.0 million, $1.4 million and $2.7 million, and gross realized losses of $2.1 million, $1.8 million and $1.4 million were realized on those sales during 2006, 2005 and 2004, respectively.
The Company reported realized losses of approximately $0.3 million, $0.1 million and $0.4 million in 2006, 2005 and 2004, respectively, as a result of the write down of impaired bonds.
At December 31, 2006, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.
Net investment income consisted of the following (in thousands):

	2006	2005	2004
Fixed maturities	$42,031	$37,993	$33,583
Short-term investments	1,991	571	313
Cash on hand and on deposit	4	1	5
Policy loans	1,630	1,124	783
Other	517	331	252

Gross investment income	46,173	40,020	34,936
Investment expenses	(1,106)	(1,045)	(938)

Net investment income	$45,067	$38,975	$33,998

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $1.1 million in 2006, $1.0 million in 2005, and $0.9 million in 2004.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
D. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2006	2005
Deferred policy acquisition costs (“DPAC”)	$127,298	$111,060
Policyholder sales inducements	4,147	1,056
Unrealized DPAC adjustment	1,428	(1,831)

Unamortized insurance costs, net	$132,873	$110,285

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized gains on securities had actually been realized (see Note B to the Financial Statements).
During 2006, 2005 and 2004, the Company capitalized $3.2 million, $0.6 million and $0.2 million relating to sales inducements offered to annuity policyholders and amortized $0.1 million in 2006, $0.0 million in 2005 and $0.0 million in 2004.
E. STOCKHOLDER’S EQUITY
Total statutory capital and surplus for the Company at December 31, 2006 and 2005, respectively, was $65.4 million and $43.1 million.
The maximum amount of dividends that can be paid to stockholders in 2006 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2007 will require prior approval based on statutory earned surplus.
The change in net unrealized gains on marketable securities included the following for the year ended December 31 (in thousands):

	2006
	Pretax	Taxes	Net
Unrealized holding (losses) gains on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses (gains) on securities	1,068	(372)	696

Change in net unrealized (losses) gains on marketable securities	$(3,333)	$1,166	$(2,167)

	2005
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$(3,750)	$1,312	$(2,438)
Realized losses (gains) on securities	472	(165)	307

Change in net unrealized gains (losses) on marketable securities	$(3,278)	$1,147	$(2,131)

	2004
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$229	$(80)	$149
Realized losses (gains) on securities	(855)	299	(556)

Change in net unrealized gains (losses) on marketable securities	$(626)	$219	$(407)

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
F. FEDERAL INCOME TAXES
The Company’s 2006 effective tax rate of 27.1% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a dividend received deduction of approximately $2.3 million.
The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income taxes”, were as follows (in thousands):

	December 31,
	2006	2005
Deferred tax assets:
Separate company tax loss carryforwards	$—	$19,614
Policyholder liabilities	21,935	17,141

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(46,006)	$(39,241)
With the new tax allocation agreement effective December 31, 2005, the Company was reimbursed for prior year separate Company net operating and capital loss carryforwards in the amount of $20,843,266 during 2006. The company’s carryforwards had been used previously in the consolidated filing of American Financial Group, Inc.
G. ADDITIONAL INFORMATION
At December 31, 2006, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $59 million, compared to $83 million at December 31, 2005. This benefit is on all of AILIC’s variable annuity policies. Death benefits paid in excess of the variable annuity account balances were $0.4 million, $0.8 million and $1.3 million for 2006, 2005 and 2004, respectively. The weighted average age of these policyholders was 50 years old at December 31, 2006.
AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2006, 2005 and 2004, AILIC paid $1.1 million, $1.0 million and $0.9 million, respectively, in investment management fees.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2006, 2005 and 2004, AILIC paid $3.5 million, $3.4 million and $3.7 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2006, 2005 and 2004, AILIC paid $13.8 million, $13.0 million and $10.0 million, respectively, for services to affiliates.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
H. RECENT ACCOUNTING STANDARDS
The following accounting standards are to be implemented by AILIC in 2007.

Accounting
Standard	Subject of Standard (Year of Implementation)
SOP 05-1	Accounting for Modifications of Insurance Contracts (2007)
FIN 48	Accounting for Uncertainty in Income Taxes
SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, provides guidance on accounting for deferred policy acquisition costs on certain internal replacements of insurance and investment contracts. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The impact on AILIC’s financial statements of implementing this standard is not expected to be material. However, future implementation of any plan involving modification or exchanges of annuity and supplemental insurance contracts could result in the write-off of a portion of deferred policy acquisition costs.
FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109) (“FIN 48”) is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth criteria for recognition and measurement of tax positions taken or expected to be taken in a tax return. FIN 48 requires that companies recognize the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. FIN 48 also provides guidance on derecognition, classification, interest, penalties, accounting in interim periods and disclosure. Management is currently evaluating the impact of adopting this interpretation and anticipates that it will not have a significant impact on AILIC’s results of operations or financial condition.

15

PART C
Other Information
Note:	This Part C contains information related to The Commodore Spirit Variable Contract (File No. 333-19725), and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company ® authorizing establishment of Annuity Investors ® Variable Account B. 1/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company ® and AAG Securities, Inc. (n/k/a Great American Advisors ® , Inc.). 2/

	(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance ® Company, AAG Securities, Inc. (n/k/a Great American Advisors ® , Inc.) and another Broker-Dealer. 6/
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(b)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(c)	Form of Loan Endorsement to Individual Contract. 2/

(d)	Form of Tax Sheltered Annuity Endorsement to Individual Contract. 2/

(e)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract. 1/

(f)	Form of Employer Plan Endorsement to Individual Contract. 2/

(g)	Form of Individual Retirement Annuity Endorsement to Individual Contract. 2/

(h)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

(i)	Form of Long-Term Care Waiver Raider to Individual Contract. 2/

(j)	Form of Simple IRA Endorsement to Individual Contract. 2/

(k)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(l)	Form of Group Flexible Premium Deferred Variable Annuity Contract. 2/

(m)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 2/

(n)	Form of Loan Endorsement to Group Contract. 2/

(o)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(p)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 2/

(q)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 2/

(r)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(t)	Form of Employer Plan Endorsement to Group Contract. 2/

(u)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 2/

(v)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(w)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract. 2/

(x)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

(y)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

(z)	Form of Long-Term Care Waiver Rider to Group Contract. 2/

(aa)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract. 2/

(bb)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(cc)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(dd)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(ee)	Revised Form of Employer Plan Endorsement to Group Contract. 3/

(ff)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(gg)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

(hh)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract. 3/

(ii)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

(jj)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

(kk)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

(ll)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(mm)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

(nn)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

(oo)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(pp)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

(qq)	Form of Successor Owner Endorsement to Group Contract. 6/

(rr)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 6/

(ss)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

(tt)	Revised Form of Successor Owner Endorsement to Group Contract. 7/

(uu)	Revised Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 7/

(vv)	Revised Form of Successor Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 7/

(ww)	Form of Individual Retirement Annuity Endorsement to Group Contract. 7/

(xx)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(yy)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/

(zz)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(aaa)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/

(bbb)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(ccc)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 7/

(ddd)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(eee)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(fff)	Form of Income Benefit Rider to Group Contract . 8/

(ggg)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract . 7/

(hhh)	Form of Death Benefit Amount Endorsement to Individual Contract. 11/

	(iii)	Form of Death Benefit Amount Endorsement to Group Contract. 11/

	(jjj)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 11/

	(kkk)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract . 12/

	(lll)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract . 12/

	(mmm)	Form of Settlement Options Endorsement to Group Contract . 14/

	(nnn)	Form of Loan Restriction Endorsement to Group Contract . 15/

	(nnn)	Form of Settlement Options Endorsement to Individual Contract . 14/

	(ooo)	Form of Loan Restriction Endorsement to Individual Contract. 15/

	(ppp)	Form of Restriction Endorsement to Individual Contract. 15/

	(qqq)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract. 19/

	(rrr)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract. 19/

	(sss)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract. 19/

	(ttt)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract. 19/

	(uuu)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract. 19/

	(vvv)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract. 19/

(5)	(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract . 2/

	(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2/

	(c)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

	(d)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company ® . 6/
(7)	Not Applicable.

(8)	(a)	Participation Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 2/

(ii)	Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 20/
(b)	Participation Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Stock Index Fund. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and Dreyfus Stock Index Fund. 2/
(c)	Participation Agreement between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(d)	Participation Agreement between Annuity Investors Life Insurance Company ® and Janus Aspen Series. 2/
(i)	Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 18/
(e)	[text intentionally deleted]
(f)	[text intentionally deleted]
(g)	Participation Agreement between Annuity Investors Life Insurance Company ® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.). 2/
(i)	Amendment dated as of May 1, 2007 to Participation Agreement. 20/

(h)	[text intentionally deleted]
(i)	Service Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(j)	Agreement between AAG Securities, Inc.(n/k/a Great American Advisors ® , Inc.) and AAG Insurance Agency, Inc. 2/

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group, Inc. (n/k/a Great American Financial Resources ® , Inc.). 2/

(l)	[text intentionally deleted]

(m)	[text intentionally deleted]

(n)	Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 2/

(i) Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company. 15/
(ii) Third Amendment dated as of March 1, 2007 to Agreement. 20/
(o)	Service Agreement between Annuity Investors Life Insurance Company ® and Janus Capital Corporation. 2/

(p)	[text intentionally deleted]

(q)	Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® . 4/

(r)	Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company ® . 4/

(s)	Participation Agreement between Bankers Trust, (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investments) and Annuity Investors Life Insurance Company ® . 8/

(t)	Service Agreement between Bankers Trust (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investment) and Annuity Investors Life Insurance Company ® . 8/

(u)	Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® . 10/
(i)	Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement. 18/
(v)	Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® . 10/

(w)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors® 15/

(x)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 15/

(y)	Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 15/

(z)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 15/

(aa)	Participation Agreement between Annuity Investors Life Company® and the Oppenheimer Variable Accounts Funds. 16/

(bb)	[text intentionally deleted]

(cc)	Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 18/

(dd)	Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 20/

(ee)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 20/

(ff)	Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 20/

(gg)	Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 20/

(hh)	Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 20/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 21/ . (11) Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 21/
1/	Filed with, and incorporated by reference to, Form N-4 on December 23, 1996.

2/	Filed with, and incorporated by reference to, Pre-Effective Amendment No. 1 on June 3, 1997.

3/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 1 on February 27, 1998.

4/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 2 on April 29, 1998.

5/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 on July 6, 1998.

6/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 3 on November 17, 1998.

7/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 4 on February 1, 1999.

8/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 5 on February 26, 1999.

9/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 8 on May 1, 2001.

10/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 9 on April 30, 2002.

11/	Filed with, and incorporated by reference to, Post Effective Amendment No. 11 on February 28, 2003.

12/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 13 on February 27, 2004.

13/	[text intentionally deleted]

14/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 on or about March 1, 2005.

15/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302 on or about March 1, 2005.

16/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 on or about April 29, 2005.

17/	Filed with, and incorporated by reference to, Post-Effective Amendment No. 17 on or about April 29, 2005.

18/	Incorporated by reference to Post Effective Amendment No. 18 on May1, 2006.

19/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on April , 2007.

20/	To be filed by post-effective amendment.

21/	Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company ®

	Principal
	Business
Name	Address	Positions and Offices With the Company
Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

John O’Shaughnessy	(1)	Vice President & Actuary

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

Robert D. Davis	(1)	Assistant Vice President

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Brian Sponaugle	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company ® is a wholly-owned subsidiary of Great American ® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources ® , Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|__American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
|__American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__American Security Transfer Company Limited Partnership	Ohio	01/01/1991	93 34 (2)	Limited Partnership
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|__Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|__The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
|__ESC, Inc.	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66 67	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
|__United Railroad Corp	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
|__Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
|__PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
|__Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
|__Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
|__Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company
|__Flextech Holding Co , Inc.	Ohio	08/31/2000	100	Packing Manufacturer
|__FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
|__Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
|__Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
|__American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	07/13/2006	100	Limited Liability Company Member
|__Brothers Le Pavillon (SPE), LLC	Delaware	07/13/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
|__Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|__Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, S A de C V	Mexico	11/24/1994	100	Property/Casualty Insurance
|__Financiadora de Primas Condor, S A de C V	Mexico	03/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	UnInc. orporated Association
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great American Custom Insurance Services Massachusetts, Inc.	Massachusetts	04/11/1994	100	Excess and Surplus Lines Broker
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Financial Resources, Inc.	Delaware	11/23/1992	81 88 (2)	Insurance Holding Company
|__AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
|__American Annuity Group Capital Trust II	Delaware	03/04/1997	100	Financing Entity
|__Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
|__Great American Life Insurance Company		12/29/1961	100	Life Insurance Company
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
|__CHATBAR, Inc.	Massachusetts	11/02/1993	100	Hotel Operator
|__Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100	Real Estate Holding Company
|__Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
|__Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest	Real Estate Manager
|__GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005		Holding Company
|__GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
|__Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
|__Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
|__ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
|__Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|__Old West Annuity & Life Insurance Company	Arizona	11/05/1964	100	Life Insurance Company
|__Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
|__United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|__United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
|__United Agency Brokerage, LP	Texas	05/19/2003	100	Insurance Agency
|__AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
|__Ceres Group, Inc.	Delaware	10/22/1998	100	Holding Company
|__Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
|__Ceres Administrators, L L C	Delaware	12/04/1998	100	Administration Company
|__Continental Association Management Corp	Delaware	01/15/2000	100	Inactive
|__Ceres Financial Services, Inc.	Ohio	02/20/1984	100	Inactive
|__Ceres Health Care, Inc.	Delaware	12/10/1998	100	Managed Care Administrator
|__Ceres Marketing, LLC	Delaware	10/11/2000	100	Inactive
|__Ceres Net, Inc.	Delaware	12/10/1998	100	Inactive
|__Ceres Sales, LLC	Delaware	10/19/1999	100	Insurance Agency
|__Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
|__HealthMark Sales, LLC	Delaware	02/25/2000	100	Inactive

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
|__Ceres Savers Plan, Inc.	Delaware	01/14/1999	100	Inactive
|__Continental General Corporation	Nebraska	02/12/1988	100	Holding Company
|__Continental General Insurance Company	Nebraska	05/24/1961	100	Life Insurance Company
|__Continental Print & Photo Co	Nebraska	02/13/1975	100	Inactive
|__QQLink com, Inc.	Delaware	01/15/2000	99	On-Line Insurance
|__QQAgency, Inc.	Delaware	02/22/2000	100	Inactive
|__QQAgency Insurance Agency of Massachusetts, Inc.	Massachusetts	09/13/2000	100	Insurance Agency
|__QQAgency of Ohio, Inc.	Ohio	05/25/2001	100	Insurance Agency
|__QQAgency of Texas, Inc.	Texas	09/07/2000	100	Insurance Agency
|__QQBiz com, Inc.	Delaware	03/23/2000	100	Inactive
|__Senior Savers Plus, Inc.	Delaware	03/26/2001	100	Inactive
|__Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd	Hong Kong		100	Inactive
|__SWTC, Inc.	Delaware		100	Inactive
|__Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
|__Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|__Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|__Grizzly Golf Center, Inc.	Ohio	11/08/1993	100	Golf Course Management
|__Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	01/26/1989	53 78	Holding Company
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|__Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|__National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|__Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|__National Interstate Insurance Company of Hawaii, Inc.	Hawaii	09/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
|__Penn Central U K Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|__Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
|__Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100	Wholesale Agency/Brokerage for E&S Lines
|__Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
|__Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1) Except Directors Qualifying Shares
(2) Total percentage owned by parent shown and by other affiliated company(s)

Item 27. Number of Contract Owners
As of March 31, 2007, there were 16,279 Individual Contract Owners of which 15,308 were qualified and 971 were non-qualified.
As of March 31, 2007, there were 1,995 Participants (Certificate Owners) in 177 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account B.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.
James Lee Henderson (1)	President and Director

James T. McVey (1)	Chief Operating Officer and Senior Vice President

Mark Francis Muething (1)	Vice President, Secretary and Director

Peter J. Nerone (1)	Vice President

Paul Ohlin (1)	Treasurer

Thomas E. Mischell (1)	Assistant Treasurer

Shawn Mihal	Chief Compliance Officer
(1) 525 Vine Street, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by at the Administrative Office.
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 16th of February 2007

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper Charles R. Scheper*	Chief Executive Officer and Director	April 16, 2007

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 16, 2007

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 16, 2007

/s/ Christopher Miliano Christopher Miliano*	Director	April 16, 2007

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 16, 2007

/s/ Michael J. Prager Michael J. Prager*	Director	April 16, 2007

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 16, 2007